--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE(R) SMALL CAP INDEX FUND

                    NATIONWIDE(R) MID CAP MARKET INDEX FUND

                     NATIONWIDE(R) INTERNATIONAL INDEX FUND

                         NATIONWIDE(R) BOND INDEX FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           NATIONWIDE(R) MUTUAL FUNDS

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2000

                               TABLE OF CONTENTS

FEEDER FUNDS
------------
Management Discussion of Fund Performance...................    3
Statements of Assets and Liabilities........................    7
Statements of Operations....................................    8
Statements of Changes in Net Assets.........................    9
Financial Highlights........................................   10
Notes to Financial Statements...............................   12
MASTER PORTFOLIOS
-----------------
Master Small Cap Index Series...............................   19
Master Mid Cap Index Series.................................   39
Master International (Capitalization Weighted) Index
  Series....................................................   51
Master Aggregate Bond Index Series..........................   66

                        NATIONWIDE SMALL CAP INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the period beginning December 29, 1999, the Fund's inception date, to April 30, 2000, the Nationwide Small Cap Index Fund (Institutional shares) returned 5.00%* vs. a return of 4.94% for the Russell 2000 Index, the benchmark index.

The Fund met its objective of replicating the return of its benchmark. For the period October 31, 1999, through April 30, 2000, mid-cap securities reigned supreme vs. large- and small-cap securities. The S&P MidCap 400 Index returned 21.24% vs. the S&P 500's return of 7.20% and the Russell 2000's return of 18.72%.

The most notable characteristic of the Russell 2000's performance from October 31, 1999, through April 30, 2000, is the difference between the returns of value and growth securities. Over this period, the Russell 2000 Value Index returned 8.20%, while the Russell 2000 Growth Index returned 27.78%. Interesting to also note is the dispersion of the performance on a month to month basis. During the first few months, growth stocks outperformed value, with a reversal to value stocks in the last couple months.
---------------

* Performance without sales charge and assuming all distributions reinvested.

Fund Asset Management

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                                     INSTITUTIONAL
               CLASS A             CLASS B(4)          CLASS(3)
 YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)     W/O SC**
------------------------------------------------------------------
 Life*    4.80%      -1.23%      --         --           5.00%
------------------------------------------------------------------

*  Fund commenced operations on December 29, 1999.

** These returns do not reflect the effects of a sales charge.

 (1) A 5.75% front-end sales charge was deducted.

 (2) A 5.00% contingent deferred sales charge (CDSC) is charged. The CDSC declines to 0% after 6 years.

 (3) Not subject to any sales charges.

 (4) Class B was not active as of the report date.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                                                     INDEX FUNDS               3

                      NATIONWIDE MID CAP MARKET INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the period beginning December 29, 1999, the Fund's inception date, through April 30, 2000, the Nationwide Midcap Market Index Fund (Institutional shares) returned 9.97%* vs. a return of 9.36% for the S&P MidCap 400 Index, the benchmark index.

The Fund met its objective of replicating the return of its benchmark. For the period from October 31, 1999, through April 30, 2000, mid-cap securities reigned supreme vs. large- and small-cap securities. The S&P MidCap 400 Index returned 21.26% vs. the S&P 500's return of 7.20% and the Russell 2000's return of 18.72%.

For the past several months, the technology, energy, and capital goods sectors were the largest contributors to the stellar return of the Fund and Index. The transportation and financial sectors, however, were a drag on the Index.

As of April 30, 2000, the Fund and its index were dominated by technology stocks, which represented more than 24% of the total capitalization. Of the top 10 securities (representing 12.9%), five were technology stocks, compared with the eight technology stocks that were present in the Index as of March 31, 2000. This decrease is attributable to the Standard & Poor's Co. deleting three technology companies from the MidCap Index in April and adding them to the S&P 500 Index.

During the first four months of the year, the MidCap Index, and therefore the Fund, went through 15 composition changes. Most notably, the MidCap Index's largest stock (4.93%), Veritas Software, was removed and added to the S&P 500 where it became the 51st largest stock in that Index. The Fund was able to benefit from its trading of these Index changes, as on average our executions were superior to the Index's inclusion prices.
---------------

* Performance without sales charge and assuming all distributions reinvested.

Fund Asset Management

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                                     INSTITUTIONAL
               CLASS A             CLASS B(4)          CLASS(3)
 YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)     W/O SC**
------------------------------------------------------------------
 Life*    9.81%       3.49%      --         --           9.97%
------------------------------------------------------------------

*  Fund commenced operations on December 29, 1999.

** These returns do not reflect the effects of a sales charge.

 (1) A 5.75% front-end sales charge was deducted.

 (2) A 5.00% contingent deferred sales charge (CDSC) is charged. The CDSC declines to 0% after 6 years.

 (3) Not subject to any sales charges.

 (4) Class B was not active as of the report date.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

 4              INDEX FUNDS

                      NATIONWIDE INTERNATIONAL INDEX FUND

For the period beginning December 29, 1999, the Fund's inception date, through April 30, 2000, the Nationwide International Index Fund (Institutional class) returned -4.40%*.

The Fund met its objective of replicating the return of its benchmark, the Morgan Stanley Capital International Europe Australasia and Far East Index. For the period, almost all of the international markets had negative returns, primarily due to the technology selloff and subsequent rise in global interest rates. The worst-performing region was the Pacific Basin Ex-Japan, while the only region with a positive return in dollar terms were the Nordic countries, which was due to the continued strength of wireless companies Nokia and Ericcson.

During the current year through April 30, the best performing sectors have been in the health-care area, with both health care equipment, up 14.2%, and pharmaceuticals/biotechnology, up 6.5%. Globally, the worst performing industry was household and personal products, which fell 23.1%.
---------------

* Performance without sales charge and assuming all distributions reinvested.

Fund Asset Management

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                                 INSTITUTIONAL
                                                    SERVICE
              CLASS A             CLASS B          CLASS(3)
 YEARS   W/O SC**  W/ SC(1)  W/O SC**  W/ SC(2)    W/O SC**
--------------------------------------------------------------
 Life*    -4.50%    -9.99%    -4.70%    -9.47%          -4.40%
--------------------------------------------------------------

*  Fund commenced operations on December 29, 1999.

** These returns do not reflect the effects of a sales charge.

 (1) A 5.75% front-end sales charge was deducted.

 (2) A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

 (3) Not subject to any sales charges.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                                                     INDEX FUNDS               5

                           NATIONWIDE BOND INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the period starting December 29, 1999, which marked the commencement of operations, through April 30, 2000, the Nationwide Bond Index Fund (Institutional shares) returned 1.67%* vs. a return of 1.91% for the Lehman Brothers Aggregate Bond Index, its benchmark index.

Generally, it is not the intent of management to create structural differences between the Fund and the underlying benchmark. We seek to achieve neutral exposure in all areas of investment characteristics, such as sector, duration, yield, etc. However, we do employ strategies which enhance portfolio return. These include dollar rolls, trading arbitrage, and loan of securities. Additionally, the U.S. government agency sector is underweighted in favor of Governments in order to attain the necessary level of liquidity. Performance was enhanced with this posture, as Agency spreads have widened this year.

Since the Fund seeks to match the performance of its benchmark index, structural differences are intentionally kept to a minimum. The Government sector was the best performer of the period, returning 3.06%. Mortgage-backed securities returned 1.45% for the period and were the second-highest performer. Trailing at 0.54% were the corporate securities. Measured by maturity, the inversion of the yield curve enabled longer-term Treasuries to generate a return of 7.20%, which compares favorably with one- to three-year Treasuries, which only returned 1.50%.

Unlike some equity indices, the rate of change in fixed-income indices is extremely slow, as very few securities are added or deleted on a monthly basis. With the announcement of the buyback program made by the Treasury, it is expected that the Government sector will decline by 1%-2% over the next year.
---------------

* Performance without sales charge and assuming all distributions reinvested.

Fund Asset Management

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                                     INSTITUTIONAL
               CLASS A             CLASS B(4)          CLASS(3)
 YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)     W/O SC**
------------------------------------------------------------------
 Life*    1.50%      -4.34%      --         --           1.67%
------------------------------------------------------------------

*  Fund commenced operations on December 29, 1999.

** These returns do not reflect the effects of a sales charge.

 (1) A 5.75% front-end sales charge was deducted.

 (2) A 5.00% contingent deferred sales charge (CDSC) is charged. The CDSC declines to 0% after 6 years.

 (3) Not subject to any sales charges.

 (4) Class B was not active as of the report date.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

 6              INDEX FUNDS

                           NATIONWIDE(R) MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                                             MID CAP
                                                              SMALL CAP      MARKET       INTERNATIONAL      BOND
                                                              INDEX (a)     INDEX (a)       INDEX (a)      INDEX (a)
                                                              ---------    -----------    -------------    ---------
ASSETS:
  Investments in securities, unaffiliated, at value           $ 21,553     $ 5,491,013     $  174,260      $  49,504
  Receivable for Fund shares sold                                   --              --             55             --
  Prepaid and other assets                                      26,228          28,145         26,225         26,223
                                                              ---------    -----------     ----------      ---------
      Total Assets                                              47,781       5,519,158        200,540         75,727
                                                              ---------    -----------     ----------      ---------
LIABILITIES:
  Accrued expenses and other payables:
    Fund administration fees                                     6,148           6,148          6,148          6,148
    Transfer agent fees                                             --               1             --             35
    Distribution fees                                                2             549             32              2
    Other                                                       14,873          16,388         14,878         14,837
                                                              ---------    -----------     ----------      ---------
      Total Liabilities                                         21,023          23,086         21,058         21,022
                                                              ---------    -----------     ----------      ---------
NET ASSETS                                                    $ 26,758     $ 5,496,072     $  179,482      $  54,705
                                                              =========    ===========     ==========      =========
NET ASSETS:
  Capital                                                     $ 26,000     $ 5,012,100     $  186,336      $  55,103
  Undistributed net investment income                               80           4,219            208              1
  Net unrealized appreciation (depreciation) from
    investments                                                   (287)        287,951         (7,005)            98
  Accumulated undistributed (distributions in excess of) net
    realized gains (losses) from investment transactions           965         191,802            (57)          (497)
                                                              ---------    -----------     ----------      ---------
NET ASSETS                                                    $ 26,758     $ 5,496,072     $  179,482      $  54,705
                                                              =========    ===========     ==========      =========
NET ASSETS:
  Class A                                                     $ 10,484     $ 2,745,839     $  120,381      $  10,142
  Class B (b)                                                       --              --         25,069             --
  Institutional Class                                           16,274       2,750,233         34,032         44,563
                                                              ---------    -----------     ----------      ---------
      Total                                                   $ 26,758     $ 5,496,072     $  179,482      $  54,705
                                                              =========    ===========     ==========      =========
SHARES OUTSTANDING (unlimited number of shares authorized):
  Class A                                                        1,000         250,474         12,622          1,021
  Class B (b)                                                       --              --          2,632             --
  Institutional Class                                            1,550         250,613          3,568          4,486
                                                              ---------    -----------     ----------      ---------
      Total                                                      2,550         501,087         18,822          5,507
                                                              =========    ===========     ==========      =========
NET ASSET VALUE PER SHARE:
  Class A                                                     $  10.48     $     10.96     $     9.54      $    9.93
  Class B (b)                                                       --              --     $     9.52             --
  Institutional Class                                         $  10.50     $     10.97     $     9.54      $    9.93
OFFERING PRICE (100%/(100%-Maximum Sales Charge)
  of net asset value adjusted to nearest cent per share):
  Class A*                                                    $  11.12     $     11.63     $    10.12      $   10.54
  Class B (b)**                                                     --              --     $     9.52             --
  Institutional Class***                                      $  10.50     $     10.97     $     9.54      $    9.93
                                                              ---------    -----------     ----------      ---------
Maximum sales charge -- Class A                                   5.75%           5.75%          5.75%          5.75%
                                                              =========    ===========     ==========      =========

------------------------------------------------------
*   Class A Shares include a front-end sales charge.

** For Class B Shares, the redemption price per share varies by length of time shares are held.

*** Institutional Class Shares are not subject to a front-end sales charge.

 (a) Commencement of operations December 29, 1999.

 (b) Class B was not active in Small Cap Index, Mid Cap Market Index, and Bond Index Funds.

See accompanying notes to financial statements.

                                                     INDEX FUNDS               7

                           NATIONWIDE(R) MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS

             FOR THE PERIOD DECEMBER 29, 1999 TO APRIL 30, 2000 (a)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                SMALL CAP      MID CAP       INTERNATIONAL      BOND
                                                  INDEX      MARKET INDEX        INDEX          INDEX
                                                ---------    ------------    -------------    ---------
INVESTMENT INCOME:
  Interest income                               $    120       $ 26,191        $    437       $    651
                                                --------       --------        --------       --------
       Total Income                                  120         26,191             437            651
EXPENSES:
  Fund administration fees                        25,410         25,410          25,410         25,410
  Custodian fees                                     202            202             202            202
  Distribution fees                                    9          2,191              69              9
  Professional fees                                7,271          7,270           7,271          7,270
  Trustees' fees and expenses                         51             61              51             51
  Transfer agent fees                                 87            174             127             88
  Registration and filing fees                    12,262         17,594          12,233         12,262
  Shareholders' reports                            5,049          5,049           5,049          5,049
  Other                                              615          2,044             625            624
                                                --------       --------        --------       --------
       Total expenses before waived or
          reimbursed expenses                     50,956         59,995          51,037         50,965
     Expenses waived or reimbursed               (50,916)       (50,123)        (50,865)       (50,918)
                                                --------       --------        --------       --------
     Net expenses                                     40          9,872             172             47
                                                --------       --------        --------       --------
NET INVESTMENT INCOME                           $     80       $ 16,319        $    265       $    604
                                                ========       ========        ========       ========
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
  Net realized gains (losses) from investment
     transactions                                    965        191,802             (57)          (497)
  Net change in unrealized appreciation
     (depreciation) from investments                (287)       287,951          (7,005)            98
                                                --------       --------        --------       --------
Net realized/unrealized gains (losses) from
  investments                                        678        479,753          (7,062)          (399)
                                                --------       --------        --------       --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS  $    758       $496,072        $ (6,797)      $    205
                                                ========       ========        ========       ========

------------------------------------------------------
(a) Period from commencement of operations.

See accompanying notes to financial statements.

 8              INDEX FUNDS

                           NATIONWIDE(R) MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

             FOR THE PERIOD DECEMBER 29, 1999 TO APRIL 30, 2000 (a)
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                                                MID CAP
                                                  SMALL CAP      MARKET      INTERNATIONAL      BOND
                                                  INDEX (b)    INDEX (b)         INDEX        INDEX (b)
                                                  ---------    ----------    -------------    ---------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                            $    80     $   16,319      $    265        $   604
  Net realized gains (losses) from investment
     transactions                                      965        191,802           (57)          (497)
  Net change in unrealized appreciation
     (depreciation) from investments                  (287)       287,951        (7,005)            98
                                                   -------     ----------      --------        -------
  Change in net assets resulting from operations       758        496,072        (6,797)           205
                                                   -------     ----------      --------        -------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income                                 --         (5,275)          (35)          (210)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
  Net investment income                                 --             --            --             --
DISTRIBUTIONS TO INSTITUTIONAL CLASS
  SHAREHOLDERS FROM:
  Net investment income                                 --         (6,825)          (22)          (393)
                                                   -------     ----------      --------        -------
CHANGE IN NET ASSETS FROM SHAREHOLDER
  DISTRIBUTIONS                                         --        (12,100)          (57)          (603)
                                                   -------     ----------      --------        -------
CAPITAL TRANSACTIONS:*
  Proceeds from shares issued                       26,000      5,000,000       188,629         54,513
  Dividends reinvested                                  --         12,100            57            590
  Cost of shares redeemed                               --             --        (2,350)            --
                                                   -------     ----------      --------        -------
  Change in net assets from capital transactions    26,000      5,012,100       186,336         55,103
                                                   -------     ----------      --------        -------
  Change in net assets                              26,758      5,496,072       179,482         54,705
                                                   -------     ----------      --------        -------
NET ASSETS:
  Beginning of period                                   --             --            --             --
                                                   -------     ----------      --------        -------
  End of period                                    $26,758     $5,496,072      $179,482        $54,705
                                                   =======     ==========      ========        =======
  Undistributed (distributions in excess of) net
     realized gain (loss) on investments
     included in net assets at end of period       $   965     $  191,802      $    (57)       $  (497)
                                                   =======     ==========      ========        =======
  Undistributed net investment income included
     in net assets at end of period                $    80     $    4,219      $    208        $     1
                                                   =======     ==========      ========        =======
SHARE TRANSACTIONS:*
  Sold                                               2,549        500,000        19,060          5,448
  Reinvested                                            --          1,087             5             59
  Redeemed                                              --             --          (244)            --
                                                   -------     ----------      --------        -------
  Change in shares                                   2,549        501,087        18,821          5,507
                                                   =======     ==========      ========        =======

------------------------------------------------------
* Both the Capital Transactions and Share Transactions sections represent Class A, B (International Index), and Institutional Shares.

(a) Period from commencement of operations.

(b) Class B was not active in Small Cap Index, Mid Cap Index, and Bond Index Funds.

See accompanying notes to financial statements.

                                                     INDEX FUNDS               9

                           NATIONWIDE(R) MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

              PERIOD FROM DECEMBER 29, 1999 TO APRIL 30, 2000 (a)

                                  (Unaudited)
--------------------------------------------------------------------------------

                                                           SMALL CAP                  MID CAP MARKET
                                                         INDEX FUND (b)               INDEX FUND (b)
                                                    ------------------------     ------------------------
                                                    CLASS A    INSTITUTIONAL     CLASS A    INSTITUTIONAL
                                                    SHARES         CLASS         SHARES         CLASS
                                                    -------    -------------     -------    -------------
NET ASSET VALUE -- BEGINNING OF PERIOD              $ 10.00       $ 10.00        $10.00        $10.00
                                                    -------       -------        ------        ------
INVESTMENT ACTIVITIES:
  Net investment income                                0.03          0.03          0.02          0.04
  Net realized and unrealized gain                     0.45          0.47          0.96          0.96
                                                    -------       -------        ------        ------
       Total investment activities                     0.48          0.50          0.98          1.00
                                                    -------       -------        ------        ------
DISTRIBUTIONS:
  Net investment income                                  --            --         (0.02)        (0.03)
  Net realized gains                                     --            --            --            --
                                                    -------       -------        ------        ------
       Total distributions                               --            --         (0.02)        (0.03)
                                                    -------       -------        ------        ------
NET ASSET VALUE -- END OF PERIOD                    $ 10.48       $ 10.50        $10.96        $10.97
                                                    =======       =======        ======        ======
  Total Return (excluding sales charges) (e)           4.80%         5.00%         9.81%         9.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                  $    10       $    16        $2,746        $2,750
Ratio of expenses to average net assets (d)            0.79%         0.29%         0.81%         0.31%
Ratio of net investment income to average net
  assets (d)                                           0.77%         1.24%         0.68%         1.18%
Ratio of expenses to average net assets* (d)         664.78%       658.43%         3.93%         3.69%
Ratio of net investment income to average net
  assets* (d)                                       (663.22)%     (656.90)%       (2.44)%       (2.19)%
Portfolio turnover rate (c,d)                         51.20%        51.20%           --            --

------------------------------------------------------
* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Class B was not active in Small Cap Index and Mid Cap Market Index Funds.

(c) Portfolio turnover is based on the Master Portfolios (see notes to the financial statements).

(d) Annualized.

(e) Not Annualized.

See accompanying notes to the financial statements.

 10              INDEX FUNDS

                           NATIONWIDE(R) MUTUAL FUNDS

              PERIOD FROM DECEMBER 29, 1999 TO APRIL 30, 2000 (a)

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                              INTERNATIONAL INDEX FUND             BOND INDEX FUND (b)
                                         -----------------------------------     ------------------------
                                         CLASS A    CLASS B    INSTITUTIONAL     CLASS A    INSTITUTIONAL
                                         SHARES     SHARES         CLASS         SHARES         CLASS
                                         -------    -------    -------------     -------    -------------
NET ASSET VALUE -- BEGINNING OF PERIOD   $ 10.00    $ 10.00       $ 10.00        $ 10.00       $ 10.00
                                         -------    -------       -------        -------       -------
INVESTMENT ACTIVITIES:
  Net investment income                     0.02       0.01          0.04           0.21          0.23
  Net realized and unrealized gain         (0.47)     (0.49)        (0.48)         (0.07)        (0.07)
                                         -------    -------       -------        -------       -------
       Total investment activities         (0.45)     (0.48)        (0.44)          0.14          0.16
                                         -------    -------       -------        -------       -------
DISTRIBUTIONS:
  Net investment income                    (0.01)        --         (0.02)         (0.21)        (0.23)
  Net realized gains                          --         --            --             --            --
                                         -------    -------       -------        -------       -------
       Total distributions                 (0.01)        --         (0.02)         (0.21)        (0.23)
                                         -------    -------       -------        -------       -------
NET ASSET VALUE -- END OF PERIOD         $  9.54    $  9.52       $  9.54        $  9.93       $  9.93
                                         =======    =======       =======        =======       =======
  Total Return (excluding sales
     charges) (e)                          (4.50)%    (4.70)%       (4.40)%         1.50%         1.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)       $   120    $    25       $    34        $    10       $    45
Ratio of expenses to average net assets
  (d)                                       0.86%      1.46%         0.36%          0.81%         0.31%
Ratio of net investment income to
  average net assets (d)                    1.55%      0.53%         1.53%          6.17%         6.28%
Ratio of expenses to average net
  assets* (d)                             233.45%    294.05%       267.86%        581.93%       500.93%
Ratio of net investment income to
  average net assets* (d)                (231.04)%  (292.05)%     (265.98)%      (574.95)%     (494.34)%
Portfolio turnover rate (c,d)                 --         --            --          61.82%        61.82%

------------------------------------------------------
* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Class B was not active in the Bond Index Fund.

(c) Portfolio turnover is based on the Master Portfolios (see notes to the financial statements).

(d) Annualized.

(e) Not Annualized.

See accompanying notes to the financial statements.

                                                    INDEX FUNDS               11

                           NATIONWIDE(R) MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as amended as of March 1, 2000, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in twenty-eight separate series, or mutual funds (collectively the "Funds"), each with its own investment objectives. This report contains the financial statements and financial highlights of the four Funds listed below.

     - Nationwide Small Cap Index Fund

     - Nationwide Mid Cap Market Index Fund

     - Nationwide International Index Fund

     - Nationwide Bond Index Fund

Unlike traditional mutual funds, the structure of these Funds is sometimes called a "master/feeder" structure. Each Fund (individually a "Feeder Fund", collectively the "Feeder Funds") seek to achieve their investment objectives by investing substantially all their assets in a corresponding series ("Master Portfolio") of the Quantitative Master Series Trust that is advised by Fund Asset Management, LP. Each Feeder Fund invests in a Master Portfolio (collectively the "Master Portfolios") which has the same investment objectives as those of the Feeder Fund.

FEEDER FUND                                 MASTER PORTFOLIO
-----------                                 ----------------
Small Cap Index.........................    Master Small Cap Index Series
Mid Cap Market Index....................    Master Mid Cap Index Series
International Index.....................    Master International (Capitalization
                                            Weighted)
                                            Index Series
Bond Index..............................    Master Aggregate Bond Index Series

The Master Portfolios typically invest, either directly or indirectly, in stocks, bonds, and other securities. The value of each Feeder Fund's investment in each corresponding Master Portfolio included in the accompanying statements of assets and liabilities reflects each Feeder Fund's proportionate beneficial interest in the net assets of that Master Portfolio. The performance of each Feeder Fund is directly affected by the performance of its corresponding Master Portfolio. The most recently audited Financial Statements of each Master Portfolio, including its statement of investments, are included elsewhere within this report and should be read in conjunction with each corresponding Feeder Funds' financial statements.

The Feeder Funds commenced operations on December 29, 1999 and currently offers Class A, Class B, and Institutional Class shares, however, no Class B shares of the Small Cap Index, Mid Cap Market Index, and Bond Index had been sold as of the Report Date. Class A and B shares are available to all investors. The Institutional Class of shares is available to a limited group of investors. The Class A shares are purchased with a maximum 5.75% front-end sales load. The Class B shares are subject to a 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. Sales charges are paid to the Feeder Fund's distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative. The Institutional Class of shares has no sales charges.

The Class A shares pay distribution and/or service (12b-1) fees under a Distribution Plan of 0.25%. The Class B shares pay a 1.00% 12b-1 fee. These fees are either retained or paid by NAS to brokers for distribution and shareholder services.

 12              INDEX FUNDS

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

The Class A shares pay administrative service fees of up to 0.25%. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the applicable shares.

(A) VALUATION PROCEDURES

          1. Securities Valuation - Shares of the securities in which the Master Portfolios invest are valued at their respective net asset values as determined under the Investment Company Act of 1940. The securities in the Master Portfolios are valued as of the close of business of the regular session of trading on the New York Stock Exchange. The Master Portfolios generally value securities in their portfolios for which market quotations are readily available at their market value (generally the last reported sale price) and all other securities and assets at fair value, pursuant to methods established in good faith by the Board of Trustees of the Master Portfolios.

          2. Share Valuation - The net asset value per share of each respective class of each Feeder Fund is calculated daily by dividing each class' value of the Feeder Funds' assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Feeder Funds purchase and sell shares of the corresponding Master Portfolio. The Feeder Funds record their proportionate share of the net investment income and realized and unrealized gains and losses recorded by the corresponding Master Portfolio on a daily basis. The net investment income and realized and unrealized gains and losses are allocated daily to each Feeder Funds respective class of shares based on the total shares outstanding of each class.

(C) FEDERAL INCOME TAXES

Each Feeder Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Feeder Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(D) DIVIDENDS TO SHAREHOLDERS

          1. Dividend income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

          2. Distributable net realized capital gains, if applicable, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Feeder Funds.

(E) EXPENSES

General expenses of the Trust, not directly attributable to a Feeder Fund or to any class of shares, are allocated to the Feeder Funds based upon each Feeder Fund's relative average net assets or some other appropriate basis, as

                                                    INDEX FUNDS               13

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

approved by the Trust's Board of Trustees. Once these expenses are allocated to a Feeder Fund, they are sub-allocated to the classes based on total shares outstanding of each class.

Direct expenses of a Feeder Fund are applied to that Fund and sub-allocated to the classes in the methods mentioned above.

Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution fees are borne by the specific class of shares to which they apply.

(F) USE OF ESTIMATES

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions. These can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

(G) CAPITAL SHARE TRANSACTIONS

Transactions in class level shares of the Feeder Funds were as follows:

                                                        SMALL CAP       MID CAP      INTERNATIONAL       BOND
                                                          INDEX       MARKET INDEX       INDEX          INDEX
                                                       ------------   ------------   -------------   ------------
                                                       PERIOD FROM    PERIOD FROM     PERIOD FROM    PERIOD FROM
                                                       DECEMBER 29,   DECEMBER 29,   DECEMBER 29,    DECEMBER 29,
                                                           1999           1999           1999            1999
                                                       TO APRIL 30,   TO APRIL 30,   TO APRIL 30,    TO APRIL 30,
                                                         2000 (a)       2000 (a)       2000 (a)        2000 (a)
                                                       ------------   ------------   -------------   ------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
  Proceeds from shares issued........................    $10,000       $2,500,000      $127,284        $10,007
  Dividends reinvested...............................         --            5,275            35            203
  Cost of shares redeemed............................         --               --        (2,350)            --
                                                         -------       ----------      --------        -------
    Change in net assets.............................    $10,000       $2,505,275      $124,969        $10,210
                                                         =======       ==========      ========        =======
CLASS B SHARES: (B)
  Proceeds from shares issued........................    $    --       $       --      $ 25,845        $    --
  Dividends reinvested...............................         --               --            --             --
  Cost of shares redeemed............................         --               --            --             --
                                                         -------       ----------      --------        -------
    Change in net assets.............................    $    --       $       --      $ 25,845        $    --
                                                         =======       ==========      ========        =======
INSTITUTIONAL CLASS:
  Proceeds from shares issued........................    $16,000       $2,500,000      $ 35,500        $44,507
  Dividends reinvested...............................         --            6,825            22            387
  Cost of shares redeemed............................         --               --            --             --
                                                         -------       ----------      --------        -------
    Change in net assets.............................    $16,000       $2,506,825      $ 35,522        $44,894
                                                         =======       ==========      ========        =======

---------------

(a) Funds commenced operations on December 29, 1999.

(b) Class B was not active in Small Cap Index, Mid Cap Market Index, and Bond Index.

 14              INDEX FUNDS

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SMALL CAP       MID CAP      INTERNATIONAL       BOND
                                                          INDEX       MARKET INDEX       INDEX          INDEX
                                                       ------------   ------------   -------------   ------------
                                                       PERIOD FROM    PERIOD FROM     PERIOD FROM    PERIOD FROM
                                                       DECEMBER 29,   DECEMBER 29,   DECEMBER 29,    DECEMBER 29,
                                                           1999           1999           1999            1999
                                                       TO APRIL 30,   TO APRIL 30,   TO APRIL 30,    TO APRIL 30,
                                                         2000 (a)       2000 (a)       2000 (a)        2000 (a)
                                                       ------------   ------------   -------------   ------------
SHARE TRANSACTIONS:
CLASS A SHARES:
  Issued.............................................      1,000          250,000        12,863          1,001
  Reinvested.........................................         --              474             4             20
  Redeemed...........................................         --               --          (244)            --
                                                         -------       ----------      --------        -------
    Change in shares.................................      1,000          250,474        12,623          1,021
                                                         =======       ==========      ========        =======
CLASS B SHARES: (b)
  Issued.............................................         --               --         2,632             --
  Reinvested.........................................         --               --            --             --
  Redeemed...........................................         --               --            --             --
                                                         -------       ----------      --------        -------
    Change in shares.................................         --               --         2,632             --
                                                         =======       ==========      ========        =======
INSTITUTIONAL CLASS:
  Issued.............................................      1,549          250,000         3,565          4,447
  Reinvested.........................................         --              613             2             39
  Redeemed...........................................         --               --            --             --
                                                         -------       ----------      --------        -------
    Change in shares.................................      1,549          250,613         3,567          4,486
                                                         =======       ==========      ========        =======

---------------

(a) Funds commenced operations on December 29, 1999.

(b) Class B was not active in Small Cap Index, Mid Cap Market Index, and Bond Index Funds.

2. TRANSACTIONS WITH AFFILIATES

Fund Asset Management, L.P. (FAM), is the investment adviser of the Master Portfolios in which the Feeder Funds invest. Under the terms of the investment advisory agreement, each Master Portfolio pays FAM a management fee based on the Master Portfolio's average daily net assets.

Additional information regarding investment advisory fees is as follows for the period ended April 30, 2000:

                                                              ADVISORY
                                                                FEE
                                                              SCHEDULE
                                                              --------
Master Small Cap Index*.....................................   0.08%
Master Mid Cap Market Index.................................   0.01%
Master International (Capitalization Weighted) Index........   0.01%
Master Aggregate Bond Index*................................   0.06%

---------------

* FAM has entered into contractual agreements that currently limits management fees to 0.01%.

                                                    INDEX FUNDS               15

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Villanova SA Capital Trust (VSA) has voluntarily agreed to reimburse expenses (except for Rule 12b-1 Fees) of the Funds in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the expense caps for each class of share for the period ended April 30, 2000:

                                                                     EXPENSE CAPS
                                                           ---------------------------------
                                                           CLASS A   CLASS B   INSTITUTIONAL
                                                           SHARES    SHARES        CLASS
                                                           -------   -------   -------------
Small Cap Index..........................................   0.79%     1.39%        0.29%
Mid Cap Market Index.....................................   0.81%     1.41%        0.31%
International Index......................................   0.86%     1.46%        0.36%
Bond Index...............................................   0.81%     1.41%        0.31%

During the period ended April 30, 2000, expenses were reduced as follows:

                                                                     TOTAL FEES
                                                        TOTAL FUND    WAIVED/     NET FUND
                                                         EXPENSES    REIMBURSED   EXPENSES
                                                        ----------   ----------   --------
Small Cap Index.......................................   $50,956      $50,916      $   40
Mid Cap Market Index..................................    59,995       50,123       9,872
International Index...................................    51,037       50,865         172
Bond Index............................................    50,965       50,918          47

The waiver of fees or reimbursement of other expenses is subject to possible reimbursement by the Fund with five years of the Fund's commencement of operations if the reimbursements by the Fund can be implemented within the annual expense cap limits.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Feeder Funds' Distributor, is compensated by the Feeder Funds for expenses associated with the distribution of shares of the Feeder Funds. These fees, based on average daily net assets of the respective class, are not to exceed an annual rate of 0.25% for Class A and 1.00% the Class B shares. Additional information regarding distribution fees paid or payable to NAS is as follows for the period ended April 30, 2000:

                                                              CLASS A    CLASS B
                                                              SHARES     SHARES
                                                              -------    -------
Small Cap Index.............................................  $    9      $ --
Mid Cap Market Index........................................   2,191        --
International Index.........................................      26        43
Bond Index..................................................       9        --

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Feeder Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Feeder Funds. For the period ended April 30, 2000, the commissions were collected as follows:

                                                              CLASS A
                                                              SHARES
                                                              -------
Small Cap Index.............................................    $46
Mid Cap Market Index........................................     46
International Index.........................................     41
Bond Index..................................................     46

 16              INDEX FUNDS

                           NATIONWIDE(R) MUTUAL FUNDS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NAS also receives fees for services as principal underwriter for Class B shares of the Feeder Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of an account to fall below the total purchase payments made during the past five years. CDSCs collected on for the period ended April 30, 2000, on redemptions of Class B Shares were as follows:

                                                              CLASS B
                                                              SHARES
                                                              -------
Small Cap Index.............................................    $--
Mid Cap Market Index........................................     --
International Index.........................................     45
Bond Index..................................................     --

Under the terms of a Fund Administration Agreement, VSA receives fees from the Feeder Funds for providing various administrative and accounting services. These fees are calculated daily based on each Feeder Fund's average daily net assets and paid monthly. Additional information regarding fund administration fees paid or payable to VSA is as follows for the period ended April 30, 2000:

                             FUND                                   FUND
                        ADMINISTRATION                        ADMINISTRATION*
                             FEES                               FEE SCHEDULE
--------------------------------------------------------------------------------------------------
Small Cap Index.......     $25,410        Up to $250 million...................        0.27%
                                          On $250 million and more.............        0.24%
--------------------------------------------------------------------------------------------------
Mid Cap Market              25,410
  Index...............                    Up to $250 million...................        0.29%
                                          On $250 million and more                     0.26%
--------------------------------------------------------------------------------------------------
International Index...      25,410        Up to $250 million...................        0.34%
                                          On $250 million and more.............        0.31%
--------------------------------------------------------------------------------------------------
Bond Index............      25,410        Up to $250 million...................        0.29%
                                          On $250 million and more.............        0.26%
--------------------------------------------------------------------------------------------------

* Subject to a $75,000 minimum per year.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Feeder Funds. For these services, NISI receives fees at an annual rate of $18 per Class A and B share account and 0.01% of the average daily net assets of the Institutional Class of shares.

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Feeder Funds.

Under the terms of an Administrative Services Plan, the Feeder Funds pays fees to servicing organizations, such as broker-dealers and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Feeder Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A.

3. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required.

                                                    INDEX FUNDS               17

                           NATIONWIDE(R) MUTUAL FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

Purchases and sales of shares by the Feeder Funds of the corresponding of the Master Portfolios for the period ended April 30, 2000, are summarized as follows:

                                                              PURCHASES       SALES
                                                              ---------     ----------
Small Cap Index.............................................  $   46,384    $   24,544
Mid Cap Market Index........................................   5,240,685     5,491,012
International Index.........................................     204,399        23,133
Bond Index..................................................      74,236        24,830

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at April 30, 2000, the following:

                                                                                     NET
                                                   GROSS           GROSS          UNREALIZED
                                                 UNREALIZED      UNREALIZED     APPRECIATION/
                                                APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                ------------   --------------   --------------
Small Cap Index...............................    $     --        $  (287)         $   (287)
Mid Cap Market Index..........................     287,951             --           287,951
International Index...........................          --         (7,005)           (7,005)
Bond Index....................................          98             --                98

 18              INDEX FUNDS

                         MASTER SMALL CAP INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (82.8%)
 1,063    1st Source Corporation             $     26,575
 2,768    +3Dfx Interactive, Inc.                  27,161
 1,584    +24/7 Media, Inc.                        89,100
 1,150    +99 Cents Only Stores                    43,988
 3,260    A. Schulman, Inc.                        53,179
 2,000    A.M. Castle & Company                    23,750
 2,122    A.O. Smith Corporation                   46,419
 3,674    AAR Corp.                                65,902
 1,933    ABM Industries, Inc.                     39,385
 3,752    +ACTV, Inc.                             171,419
 2,735    +ADVO Systems, Inc.                      64,956
 6,682    AGCO Corporation                         89,789
 3,700    AGL Resources Inc.                       62,900
 5,200    +ALARIS Medical, Inc.                     9,750
 3,504    AMCOL International Corporation          56,502
 3,700    AMCORE Financial, Inc.                   88,800
 3,383    AMETEK, Inc.                             64,488
 6,700    +AMF Bowling, Inc.                       20,937
 1,750    +ANADIGICS, Inc.                         82,578
 3,137    +ANTEC Corporation                      114,500
 1,900    +ATMI, Inc.                              62,819
 1,511    +AVT Corporation                         71,017
 3,295    +AXENT Technologies, Inc.                69,195
 2,659    Aaron Rents, Inc.                        47,197
 1,326    +Abgenix, Inc.                          175,695
   484    +About.com, Inc.                         43,439
 2,600    +Acceptance Insurance Companies
          Inc.                                     15,112
 1,736    Ace Limited                              28,972
 2,535    +Actel Corp.                             60,840
 1,735    +Action Performance Companies,
          Inc.                                     19,952
 3,159    +Activision, Inc.                        48,372
 3,036    +Actuate Corporation                    130,168
 2,600    +Acuson Corporation                      32,662
 2,002    +Adaptive Broadband Corporation         147,773
 2,262    +Adtran, Inc.                           116,352
 2,220    +Advance Paradigm, Inc.                  47,869
 2,454    +Advanced Digital Information
          Corporation                             119,326
 1,274    +Advanced Energy Industries, Inc.        62,744
 7,719    +Advanced Fibre Communications,
          Inc.                                    344,943
 3,222    +Advanced Radio Telecom Corp.            77,328
 2,839    Advanta Corp.                            51,812
 1,536    +Advent Software, Inc.                   98,976
 1,500    +Aerial Communications, Inc.             91,312
 2,455    +Aeroflex Incorporated                   25,471
 2,757    +Affiliated Managers Group, Inc.        111,486
 1,684    +Affymetrix, Inc.                       285,754
 3,026    +Aftermarket Technology Corp.            36,123
 1,393    +Agribrands International, Inc.          64,078
 3,778    Air Express International
          Corporation                             122,077
 5,158    Airborne Freight Corporation            113,476
 6,541    +Airgas, Inc.                            62,139
 7,404    +AirTran Holdings, Inc.                  33,549
 2,490    +Alaska Air Group, Inc.                  87,461
 2,042    +Albany International Corp.
          (Class A)                                31,651
 2,358    Albemarle                                45,244

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 4,444    Alexander & Baldwin, Inc.          $    101,379
 1,665    Alexandria Real Estate Equities,
          Inc.                                     52,968
 4,465    Alfa Corporation                         72,835
 2,038    +Algos Pharmaceutical Corporation        22,418
 2,609    +Alkermes, Inc.                         128,167
   720    +Allaire Corporation                    104,400
   378    +Alleghany Corporation                   70,119
 3,741    +Allen Telecom Inc.                      43,255
 2,100    Alliance Bancorp                         38,850
 1,014    +Alliant Techsystems Inc.                63,185
 6,341    Allied Capital Corporation              116,120
 1,936    +Alpha Industries, Inc.                 109,868
 2,134    Alpharma, Inc. (Class A)                 65,620
 2,892    +Alterra Healthcare Corporation          24,040
   753    +Amdocs Limited                          25,978
 1,375    +Amerco                                  34,375
 2,749    +America Retirement Corporation          21,820
 4,286    +America West Holdings (Class B)         88,934
 2,769    +American Freightways Corporation        44,823
 2,357    +American Italian Pasta Company
          (Class A)                                72,478
 4,562    +American Management Systems,
          Incorporated                            143,133
 1,581    American States Water Company            56,916
 1,923    +American Xtal Technology, Inc.          33,532
 6,707    +AmeriCredit Corp.                      124,079
 5,042    +AmeriSource Health Corporation
          (Class A)                                76,575
 1,659    AmerUs Life Holdings, Inc. (Class
          A)                                       38,157
 3,194    +Ames Department Stores, Inc.            92,027
 9,182    +Amkor Technology, Inc.                 259,391
 2,255    Amli Residential Properties Trust        45,523
 1,806    +Amphenol Corp. (Class A)               120,212
 2,843    Analysts International
          Corporation                              35,537
 3,212    Anchor Bancorp, Inc.                     48,581
   912    +Anchor Gaming                           39,615
 2,916    +Ancor Communications,
          Incorporated                            197,923
 8,657    +Andrew Corporation                     163,942
 3,053    +Anixter International Inc.              62,968
 2,275    +AnnTaylor Stores Corporation            78,345
 3,242    +AnswerThink Consulting Group,
          Inc.                                    111,038
 2,152    +Apex Inc.                               69,402
 2,869    Applebee's International, Inc.           84,635
 2,650    Applied Industrial Technologies,
          Inc.                                     44,056
 4,125    Applied Power Inc. (Class A)            151,594
 1,144    +AppliedTheory Corporation               31,746
 5,869    +Apria Healthcare Group Inc.            105,275
 3,471    AptarGroup, Inc.                         87,209
 1,542    Aquarion Company                         57,054
 5,455    +Arcadia Financial Ltd.                  24,207
 2,614    Arch Chemicals, Inc.                     54,731
 2,000    Arch Coal, Inc.                          22,625
 1,858    +Ardent Software, Inc.                   72,462
 1,700    Argonaut Group, Inc.                     33,787
 2,951    Arnold Industries, Inc.                  41,498
 1,174    Arrow International, Inc.                34,046

                                                    INDEX FUNDS               19

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,740    +Artesyn Technologies, Inc.        $     78,072
 1,764    Arthur J. Gallagher & Co.               114,219
 2,415    Arvin Industries, Inc.                   68,526
 4,490    +Ascent Entertainment Group, Inc.        56,967
 5,361    +Aspect Communications
          Corporation                             209,749
 2,616    +Aspect Development, Inc.               179,196
 2,000    +Aspen Technology, Inc.                  52,875
 3,106    Associated Estates Realty
          Corporation                              24,266
 1,898    +Astec Industries, Inc.                  35,706
 1,473    +Asyst Technologies, Inc.                96,574
 1,814    +Atlas Air, Inc.                         49,772
 3,641    Atmos Energy Corporation                 74,413
 1,302    +Atwood Oceanics, Inc.                   50,290
 3,782    Auspex Systems, Inc.                     38,765
 3,402    Avado Brands, Inc.                       14,352
 3,922    +Avant! Corporation                      58,830
 1,344    +Aviation Sales Company                  22,176
 2,599    +Avid Technology, Inc.                   33,949
 1,644    +Aviron                                  25,996
 2,768    +Avis Rent A Car, Inc.                   70,757
 4,948    Avista Corporation                       76,385
 1,947    +Aware, Inc.                             70,822
 5,400    +Aztar Corporation                       58,725
 3,871    BRE Properties, Inc.                     87,823
 2,590    BT Financial Corporation                 56,988
 3,256    Baldor Electric Company                  59,015
 2,012    Baldwin & Lyons, Inc. (Class B)          44,515
 2,750    +Bally Total Fitness Holding
          Corporation                              73,391
 5,745    BancorpSouth, Inc.                       93,715
 3,446    BancWest Corporation                     67,197
 1,429    Bandag, Incorporated                     35,725
 1,979    Bank of Granite Corp.                    42,548
 2,233    Bank United Corp. (Class A)              60,849
 8,246    BankAtlantic Bancorp, Inc. (Class
          B)                                       42,261
 2,841    Banknorth Group, Inc.                    75,997
 2,743    Banta Corporation                        61,889
 2,026    Barnes Group Inc.                        33,049
 3,131    +barnesandnoble.com inc.                 44,421
 1,400    +Barr Laboratories, Inc.                 43,925
 3,043    +Barrett Resources Corporation           89,578
 2,001    Bassett Furniture Industries,
          Incorporated                             31,141
 5,000    +Battle Mountain Gold Company            10,312
 2,472    Bay View Capital Corporation             35,071
 3,090    Bedford Property Investors, Inc.         52,723
 2,459    Belden Inc.                              51,639
 1,961    +Bell & Howell Company                   62,384
 1,880    +Benchmark Electronics, Inc.             43,122
   800    +Beringer Wine Estates Holdings,
          Inc. (Class B)                           31,900
 1,500    Berkley (W.R.) Corporation               31,312
 3,069    Berry Petroleum Company (Class A)        46,419
13,423    +Bethlehem Steel Corporation            112,418
10,054    +Beverly Enterprises, Inc.               43,986
 2,523    +Beyond.com Corporation                  19,711

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 5,194    +Billing Concepts Corp.            $     33,761
 2,054    +BindView Development Corporation       102,058
 2,820    Bindley Western Industries, Inc.         42,476
 2,066    +Biomatrix, Inc.                         39,770
 1,400    +Bio-Rad Laboratories, Inc.
          (Class A)                                32,725
 6,338    +Bio-Technology General Corp.            96,654
 2,056    +Black Box Corporation                  137,752
 2,175    Black Hills Corporation                  48,258
 1,524    Block Drug Company, Inc. (Class
          A)                                       46,863
 4,100    +Blount International, Inc.              65,344
 4,393    Bob Evans Farms, Inc.                    67,817
   472    +Boca Resorts, Inc. (Class A)             4,602
 5,392    +The Bombay Company, Inc.                24,264
 8,356    +Borders Group, Inc.                    134,218
 4,089    Bowne & Co., Inc.                        55,201
 5,400    +Boyd Gaming Corporation                 31,387
 6,121    +The Boyds Collection, Ltd.              42,464
 2,812    Boykin Lodging Company                   30,756
 3,093    Bradley Real Estate, Inc.                53,934
 4,162    Brandywine Realty Trust                  68,153
 1,352    +Brightpoint, Inc.                       17,745
 5,940    +BroadVision, Inc.                    1,010,171
 1,524    +Brooks Automation, Inc.                 49,625
 1,224    Brown & Brown                            46,894
 2,817    Brown Shoe Company, Inc.                 39,790
 2,608    Brush Wellman, Inc.                      43,847
 2,722    +Buckeye Technologies Inc.               40,490
 5,207    +Buffets, Inc.                           52,070
 3,118    +Building One Services
          Corporation                              29,426
 2,715    Burlington Coat Factory Warehouse
          Corporation                              37,671
 6,806    +Burlington Industries, Inc.             27,224
 4,766    Burnham Pacific Properties, Inc.         44,681
 4,140    +Burr-Brown Corp.                       149,557
 4,234    +C-Cube Microsystems Inc.               263,566
 1,603    C&D Technologies, Inc.                   68,127
 2,477    +CB Richard Ellis Services Inc.          30,653
 2,333    CBL & Associates Properties, Inc.        48,118
 6,003    CBRL Group, Inc.                         58,248
 3,487    +CCC Information Services Group
          Inc.                                     59,715
 1,546    +CDI Corp.                               37,297
 2,089    +CDnow, Inc.                             20,629
 3,088    +CEC Entertainment Inc.                  87,622
 1,715    CFS Bancorp, Inc.                        15,971
 2,193    CFW Communications Company               76,207
 1,300    CH Energy Group, Inc.                    42,900
 4,608    C.H. Robinson Worldwide, Inc.           183,168
 4,925    +CIBER, Inc.                            135,437
   789    +CIRCOR International, Inc.               8,137
 5,656    CKE Restaurants, Inc.                    33,229
 3,348    CLARCOR Inc.                             60,264
 3,023    CMP Group Inc.                           83,321
 2,062    +CONMED Corporation                      53,354
 4,090    +COR Therapeutics, Inc.                 109,919
 2,073    +CORT Business Services
          Corporation                              36,148
 1,568    CPI Corp.                                35,378

 20              INDEX FUNDS

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,407    +CSK Auto Corporation              $     42,122
 1,300    +CSS Industries, Inc.                    27,787
 1,260    CT Communications, Inc.                  70,560
 2,934    CTS Corporation                         221,150
 2,300    +CUNO Incorporated                       47,617
 1,855    CVB Financial Corp.                      42,897
 3,116    +Cable Design Technology                 71,668
 4,531    Cabot Industrial Trust                   83,257
 2,968    Cabot Oil & Gas Corporation
          (Class A)                                47,673
 4,976    +Cadiz Inc.                              47,272
 5,322    Calgon Carbon Corporation                31,599
 1,858    California Water Service Group           56,321
 8,073    Callaway Golf Company                   142,791
 2,606    Cambrex Corporation                      89,744
 5,522    +Cambridge Technology Partners,
          Inc.                                    144,952
 3,600    Camden Property Trust                    98,550
 1,473    +Canadaigu Brands, Inc. (Class A)        75,123
 7,145    Capitol Federal Financial                69,664
 3,741    +CapRock Communications Corp.           121,349
 4,900    Capstead Mortgage Corporation            20,519
 2,570    Caraustar Industries, Inc.               61,680
 1,378    +Career Education Corporation            52,881
 7,570    +Caremark Rx, Inc.                       38,323
 1,700    +Carmike Cinemas, Inc. (Class A)         13,281
 2,952    Carolina First Corporation               53,874
 2,210    Carpenter Technology Corporation         60,637
 1,113    +Carrier Access Corporation              74,919
 2,510    Carter-Wallace, Inc.                     45,023
 5,989    Casey's General Stores, Inc.             62,510
 3,867    Cash America International, Inc          37,703
 3,000    +Castle & Cooke, Inc                     38,062
 6,184    +Catalytica, Inc                         83,870
   710    Cathay Bancorp, Inc                      29,110
 2,653    The Cato Corporation (Class A)           33,494
 2,813    +Celera Genomics                        419,137
 2,299    +Celgene Corporation                    160,930
 5,763    +CellNet Data Systems, Inc.               6,483
 3,178    +Centennial Bancorp                      34,163
 3,780    Center Trust, Inc.                       36,619
 2,263    CenterPoint Properties
          Corporation                              81,185
 6,643    +Century Business Services, Inc.         56,050
 3,318    +Cephalon, Inc.                         114,678
 3,124    +Cerner Corporation                      61,504
 4,517    +Champion Enterprises, Inc.              38,677
 1,462    +Championship Auto Racing Teams,
          Inc.                                     33,626
 2,114    Charles E. Smith Residential
          Realty, Inc.                             74,783
12,362    +Charming Shoppes, Inc.                  81,898
 4,036    Charter Municipal Mortgage
          Acceptance Company                       47,423
 2,254    Chateau Communities, Inc.                58,463
 1,320    +Chattem, Inc.                           25,080
 3,956    +Checkpoint Systems, Inc.                40,302
 2,165    +The Cheesecake Factory
          Incorporated                             75,775

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 1,707    Chelsea GCA Realty, Inc.           $     50,783
 1,641    Chemed Corporation                       46,974
 2,432    ChemFirst Inc.                           53,200
 1,832    Chemical Financial Corporation           58,395
 2,024    Chesapeake Corporation                   61,732
 1,282    Chicago Title Corporation                59,293
 2,131    +The Children's Place Retail
          Stores, Inc.                             35,028
 4,910    Chiquita Brands International,
          Inc.                                     23,322
 1,739    +ChiRex Inc.                             25,433
 2,521    Chittenden Corporation                   74,685
 6,162    +Choice Hotels International,
          Inc.                                    105,524
 3,130    +ChoicePoint Inc.                       129,504
 3,798    Church & Dwight Co., Inc.               101,359
 1,300    Churchill Downs Incorporated             29,331
 1,653    Circle International Group, Inc.         36,779
 6,959    +Cirrus Logic, Inc.                      92,642
 2,189    +Citadel Communications
          Corporation                             142,011
 4,441    Citizens Banking Corporation             99,367
 2,179    City Holding Company                     30,506
 2,388    +Clarify Inc.                           300,888
 2,445    Cleco Corporation                        78,393
 1,540    Cleveland-Cliffs Inc.                    47,932
 2,499    Coachmen Industries, Inc.                37,797
 3,749    +Cognex Corporation                     146,211
 3,036    +Coherent, Inc.                          81,213
 2,600    Cohu, Inc.                               80,600
 2,034    +Coinstar, Inc.                          28,476
 1,200    +Coldwater Creek Inc.                    24,600
 8,119    Collins & Aikman Corporation             46,684
 2,900    Colonial Properties Trust                67,244
 3,716    +Columbia Laboratories, Inc.             27,870
 2,229    +Com21, Inc.                             50,013
 2,512    Commerce Bancorp, Inc.                  101,579
 2,255    The Commerce Group, Inc.                 58,912
 2,092    Commercial Metals Company                70,997
 3,941    Commercial Net Lease Realty              39,164
 2,500    +CommNet Cellular Inc.                   80,312
 2,648    Commonwealth Bancorp, Inc.               44,023
 1,268    +Commonwealth Telephone
          Enterprises, Inc.                        67,045
 5,003    +CommScope, Inc.                        201,683
 4,626    Community First Bankshares, Inc.         72,859
   827    Community Trust Bancorp, Inc.            16,540
 2,870    +Complete Business Solutions,
          Inc.                                     72,109
10,461    +CompUSA Inc.                            53,613
 2,923    +Computer Network Technology
          Corporation                              67,046
 2,136    Computer Task Group, Incorporated        31,639
 4,524    +Concentric Network Corporation         139,396
 1,632    +Concord Communications, Inc.            72,420
 1,759    +Concur Technologies, Inc.               51,011
 6,579    +Concurrent Computer Corporation        122,945
 1,395    Connecticut Energy Corporation           54,231
 2,484    Conning Corporation                      20,493
 3,400    +Consolidated Freightways
          Corporation                              26,987
 1,543    +Consolidated Graphics, Inc.             23,049

                                                    INDEX FUNDS               21

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,636    +Consolidated Products, Inc.       $     36,809
 1,586    Cooper Companies, Inc.                   47,778
 2,328    +Copart, Inc.                           101,268
 2,262    +Corixa Corporation                      38,454
 3,914    Corn Products International, Inc.       128,183
 5,015    Cornerstone Realty Income Trust,
          Inc.                                     48,896
 1,137    +The Corporate Executive Board
          Company                                  63,530
 2,542    +Cost Plus, Inc.                         90,559
 2,088    +Coulter Pharmaceutical, Inc.            47,371
 2,647    Cousins Properties, Inc.                 89,833
 4,122    Crawford & Company (Class B)             56,162
 2,384    +Credence Systems Corporation           206,216
 2,746    +Cree, Inc.                             234,440
 5,416    Cross Timbers Oil Company                49,082
 6,084    Crown American Realty Trust              33,462
 2,254    +Cumulus Media Inc. (Class A)           114,390
 1,467    +Cybex Computer Products
          Corporation                              59,413
 3,075    +Cymer, Inc.                            141,450
10,961    +Cypress Semiconductor
          Corporation                             354,862
 4,445    +Cytec Industries Inc.                  102,791
 2,105    +Cytyc Corporation                      128,537
 5,055    D.R. Horton, Inc.                        69,822
 3,182    +The DII Group, Inc.                    225,823
 1,406    +DSP Group, Inc.                        130,758
 1,386    Dain Rauscher Corporation                64,449
 2,860    Dallas Semiconductor Corporation        184,291
 6,119    +Dal-Tile International Inc.             61,955
 4,165    +Data Broadcasting Corporation           34,361
 1,512    +Data Transmission Network
          Corporation                              26,082
 2,020    Datascope Corp.                          80,800
 2,363    +Datastream Systems, Inc.                58,041
 1,855    +Dave & Buster's, Inc.                   15,188
 5,754    +Del Monte Foods Company                 70,846
 3,856    +Delco Remy International, Inc.          31,812
 1,578    +Delphi Financial Group, Inc.
          (Class A)                                47,340
 4,075    Delta and Pine Land Company              70,803
 1,804    Deltic Timber Corporation                39,462
 3,267    +Dendrite International, Inc.           110,670
 2,077    +Department 56, Inc.                     46,992
 5,863    Developers Diversified Realty
          Corporation                              75,486
 2,256    The Dexter Corporation                   89,676
 7,157    +Digital Microwave Corporation          167,742
 1,828    +Digital River, Inc.                     60,895
 2,300    Dime Community Bancshares                42,550
 2,452    +Dionex Corporation                     100,992
 1,916    +Documentum, Inc.                       114,720
 2,938    +Dollar Thrifty Automotive Group,
          Inc.                                     70,328
 4,107    Donaldson Company, Inc.                  98,825
 3,660    Doral Financial Corporation              45,064
     1    +DoubleClick Inc.                           152
 1,995    Downey Financial Corp.                   40,274
 2,620    +The Dress Barn, Inc.                    43,557
 2,450    Dreyer's Grand Ice Cream, Inc.           41,650

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,131    +Duane Read Inc.                   $     58,736
   669    Duff & Phelps Credit Rating Co.          59,499
 1,974    +Dura Automotive Systems, Inc.           34,422
 4,837    +Dura Pharmaceuticals, Inc.              67,416
 2,801    +Duramed Pharmaceuticals, Inc.           19,957
 2,858    +Dycom Industries, Inc.                 125,931
 1,375    E.W. Blanch Holdings, Inc.               84,219
 1,983    +Eagle USA Airfreight, Inc.              85,517
 4,524    The Earthgrains Company                  72,949
   830    +EarthWeb Inc.                           41,759
 2,100    Eastern Enterprises                     120,619
 1,656    Eastern Utilities Associates             50,197
 2,679    EastGroup Properties, Inc.               49,561
 3,249    Eaton Vance Corp.                       123,462
 3,989    +Eclipsys Corporation                   102,218
 2,495    +Education Management Corporation        34,930
 7,887    +El Paso Electric Company                77,391
 2,569    Elcor Corporation                        77,391
 1,557    +Electro Scientific Industries,
          Inc.                                    113,661
 2,571    +Electroglas, Inc.                       65,239
 1,791    +Emmis Communications Corporation
          (Class A)                               223,231
 2,010    Empire District Electric Company         45,476
 3,618    +Emulex Corporation                     407,025
 3,390    Energen Corporation                      61,232
 2,328    Enesco Group Inc.                        25,753
 2,524    Enhance Financial Services Group
          Inc.                                     41,015
 2,287    +Entercom Communications Corp.          150,942
 1,633    +EntreMed, Inc.                          41,846
 1,828    +Entrust Technologies Inc.              109,566
 2,738    +Enzo Biochem, Inc.                     123,381
 4,081    +Enzon, Inc.                            177,013
 3,600    +Epicor Software Corporation             18,225
 3,052    Equitable Resources, Inc.               101,860
 5,304    Equity Inns Inc.                         35,802
 1,808    Essex Property Trust, Inc.               61,472
 2,895    +Esterline Technologies
          Corporation                              33,473
 2,275    +Etec Systems, Inc.                     102,091
 4,387    Ethan Allen Interiors Inc.              140,658
 1,100    E'Town Corporation                       68,475
 2,591    Exide Corporation                        21,538
 8,137    +Extended Stay America, Inc.             62,045
   442    F&M Bancorp                               8,950
 2,678    F&M National Corporation                 73,812
 1,653    F.N.B. Corporation                       36,469
 1,646    +F.Y.I. Incorporated                     55,964
 1,535    FBL Financial Group, Inc. (Class
          A)                                       30,700
 1,530    +FPIC Insurance Group, Inc.              25,532
 3,498    +FSI International, Inc.                 40,227
 1,209    FactSet Research Systems Inc.            96,267
 1,648    Fair, Isaac and Company,
          Incorporated                             87,344
 4,972    +Fairfield Communities, Inc.             53,449
 1,677    +Family Golf Centers, Inc.                2,358
 1,382    Farmers Capital Bank Corporation         41,633
 3,852    Federal Realty Investment Trust          72,466
 4,542    Federal Signal Corporation               72,956

 22              INDEX FUNDS

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,526    Ferro Corporation                  $     77,572
 2,675    Fidelity National Financial, Inc.        38,453
 3,921    +FileNET Corporation                     99,985
 5,630    The First American Financial
          Corporation                              70,023
 2,310    First Charter Corporation                34,361
   800    First Citizens BancShares, Inc.
          (Class A)                                55,800
 1,457    First Commerce BancShares, Inc.
          (Class B)                                28,685
 7,046    First Commonwealth Financial
          Corporation                              84,552
 3,605    First Financial Bancorp                  77,057
 1,605    First Financial Bankshares, Inc.         49,354
 5,245    +First Health Group Corp.               140,959
 3,048    First Industrial Realty Trust,
          Inc.                                     83,629
 2,020    First Merchants Corporation              53,025
 3,496    First Midwest Bancorp, Inc.              92,644
 1,443    +First Republic Bank                     33,910
 5,876    First Sentinel Bancorp Inc.              45,906
 2,158    +First Sierra Financial, Inc.            36,956
 2,956    First United Bancshares, Inc.            39,536
 2,265    First Washington Bancorp, Inc.           33,409
 2,317    Firstbank Corp.                          48,078
 2,909    +FirstFed Financial Corp.                40,908
 2,900    +Fisher Scientific International
          Inc.                                    104,762
 1,461    +FlashNet Communications, Inc.            9,040
 3,043    Fleetwood Enterprises, Inc.              62,762
 4,374    Fleming Companies, Inc.                  44,833
 3,166    Florida East Coast Industries,
          Inc.                                    132,180
 1,965    Florida Rock Industries, Inc.            67,670
 3,869    Flowserve Corporation                    65,773
 2,499    +Footstar, Inc.                          76,219
 2,003    Foremost Corporation of America          56,835
   900    Forest City Enterprises, Inc.
          (Class A)                                25,200
 4,009    +Forest Oil Corporation                  52,869
 1,707    +Fossil, Inc.                            39,474
 4,129    Foster Wheeler Corporation               36,645
 3,230    +Franklin Covey Co.                      24,225
   669    Franklin Electric Co., Inc.              46,955
 2,355    Freedom Securities Corporation           26,494
 3,286    +Friedman, Billings, Ramsey
          Group, Inc. (Class A)                    25,877
 2,954    +Fritz Companies, Inc.                   31,017
 1,984    Frontier Financial Corporation           39,680
 3,392    Frontier Insurance Group, Inc.           11,660
 5,266    +Furniture Brands International,
          Inc.                                    115,852
 2,036    G & K Services, Inc. (Class A)           65,915
 2,001    GBC Bancorp                              38,644
   900    +GC Companies, Inc.                      23,287
 3,894    +GTECH Holdings Corporation              85,668
 2,531    Gables Residential Trust                 60,744
 7,089    +Gaylord Container Corporation
          (Class A)                                48,294
 1,872    Gaylord Entertainment Company            56,043
 1,960    +Geltex Pharmaceuticals, Inc.            25,112

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,387    GenCorp Inc.                       $     33,447
 3,522    General Cable Corporation                26,635
   401    General Electric Company                 62,055
 3,404    +Genesco Inc.                            44,252
 3,262    +GenRad, Inc.                            52,600
 2,663    Gentek, Inc.                             27,795
 2,166    The Geon Company                         70,395
 3,382    Georgia Gulf Corporation                102,940
 2,509    Gerber Scientific, Inc.                  55,041
 2,914    +Getty Images, Inc.                     142,422
 4,868    +Gilead Sciences, Inc.                  263,481
 2,100    +Glenayre Technologies, Inc.             23,756
 3,250    Glenborough Realty Trust
          Incorporated                             43,469
 3,148    Glimcher Realty Trust                    40,530
 3,900    +Global Industrial Technologies,
          Inc.                                     50,212
 6,209    +Global Industries, Ltd.                 53,553
 2,167    +Go2Net, Inc.                           188,529
 1,761    Golf Trust of America, Inc.              29,827
 1,629    Graco Inc.                               58,440
 3,988    +The Grand Union Company                 40,378
 1,904    Granite Construction Incorporated        35,105
 2,550    Gray Communications Systems, Inc.        45,103
 1,755    The Great Atlantic & Pacific Tea
          Company, Inc.                            48,921
 3,202    Great Lakes REIT, Inc.                   46,029
 1,225    +Great Plains Software, Inc.             91,569
 1,795    Greater Bay Bancorp                      76,961
 2,428    +Greif Bros. Corporation (Class
          A)                                       72,233
 4,762    +Griffon Corporation                     37,203
 2,216    +Group 1 Automotive, Inc.                30,885
 3,919    +Group Maintenance America Corp.         41,884
 2,681    +Guilford Pharmaceuticals Inc.           45,577
 2,798    +Guitar Center, Inc.                     28,155
 3,835    +The Gymboree Corporation                21,572
 1,355    H.B. Fuller Company                      75,795
 3,800    +HA-LO Industries, Inc.                  28,500
 2,707    +HNC Software Inc.                      286,265
 3,033    +HS Resources, Inc.                      52,319
 3,056    HSB Group, Inc.                         103,331
 1,555    +Hadco Corporation                       79,305
 3,180    +Haemonetics Corporation                 75,724
 1,842    +The Hain Food Group, Inc.               41,215
 1,202    Hancock Holding Company                  46,577
 4,804    +Handleman Company                       64,253
 2,768    +Hanger Orthopedic Group, Inc.           27,680
 3,168    +Hanover Compressor Company             119,592
 4,598    +Harbinger Corporation                  146,274
   454    Harleysville National Corporation        14,755
 1,863    Harman International Industries,
          Incorporated                            104,561
 2,846    +Harmonic Inc.                          270,192
 3,606    Harsco Corporation                      114,490
 2,693    Haverty Furniture Companies, Inc.        33,999
 2,671    Hawaiian Electric Industries,
          Inc.                                     77,125
 1,990    +Hayes Lemmerz International,
          Inc.                                     34,701
 5,123    Health Care Property Investors,
          Inc.                                    122,312

                                                    INDEX FUNDS               23

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,130    Health Care REIT, Inc.             $     47,341
 4,024    Healthcare Realty Trust, Inc.            62,875
   995    +Healtheon Corporation                   37,312
 2,065    +Heidrick & Struggles
          International, Inc.                      87,246
 2,707    Helix Technology Corporation            121,307
 4,542    Helmerich & Payne, Inc.                  99,072
 3,792    +Hemispherx Biopharma, Inc.              37,683
 2,613    +Henry Schein, Inc.                      34,786
 2,558    +Hexcel Corporation                      14,229
   688    +hi/fn, inc.                             26,617
 2,082    Hilb, Rogal and Hamilton Company         58,816
 3,723    +Hollywood Entertainment
          Corporation                              53,983
 2,879    +Hollywood Park, Inc.                    64,598
 2,208    Home Properties of New York, Inc.        60,582
 3,446    Hooper Holmes, Inc.                      88,734
 3,916    Horace Mann Educators Corporation        76,851
 4,290    Hospitality Properties Trust             81,778
 3,582    Hudson United Bancorp                    91,565
 2,229    Hughes Supply, Inc.                      48,063
 2,443    +Human Genome Sciences, Inc.            372,863
 5,316    Hussmann International, Inc.             80,072
 2,798    +Hutchinson Technology
          Incorporated                             59,457
 3,479    +Hyperion Solutions Corporation         151,336
 5,291    +ICG Communications, Inc.                98,876
 2,966    IDAcorp Inc.                             79,526
 4,390    +IDEC Pharmaceuticals Corporation       431,317
 2,995    IDEX Corporation                         90,973
 4,262    +IDEXX Laboratories, Inc.                68,725
 2,329    +IDT Corporation                         43,960
 1,658    +IDX Systems Corporation                 51,813
 1,344    +IGEN International, Inc.                39,984
 2,670    +IHOP Corp.                              44,556
 2,643    IMCO Recycling Inc.                      33,368
   994    +IPC Communications, Inc.                70,574
 6,421    IRT Property Company                     50,164
 2,661    +ISS Group, Inc.                        189,264
 3,271    +The IT Group, Inc.                      30,052
 4,719    +ITCP DeltaCom, Inc.                    130,362
 1,893    +ITT Educational Services, Inc.          29,223
 2,877    +IVEX Packaging Corporation              28,770
 3,624    +Identix Incorporated                    32,843
 4,406    +Imation Corp.                          147,876
 2,862    +Imclone Systems                        113,407
 3,845    +Imperial Bancorp                        92,761
 5,097    Imperial Credit Commercial
          Mortgage Investment Corp.                57,978
 3,755    +Imperial Credit Industries, Inc.        23,469
 2,912    +In Focus Systems, Inc.                  67,522
 4,900    +InaCom Corp.                            35,831
 2,738    +Incyte Pharmaceuticals, Inc.           164,280
 7,306    Independence Community Bank Corp.        91,325
 3,100    Independent Bank Corp.                   38,750
 2,550    Indiana Energy, Inc.                     45,263
 7,964    IndyMac Mortgage Holdings, Inc.         101,541
 3,208    +InfoCure Corporation                   100,050
   979    +Informatica Corporation                104,141

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 4,393    +Information Resources, Inc.       $     40,635
14,900    +Informix Corporation                   169,488
 3,973    +infoUSA Inc.                            55,374
 1,883    +Inhale Therapeutic Systems              80,145
 5,180    Innkeepers USA Trust                     42,411
 2,514    Insight Enterprises, Inc.               102,131
 2,950    +Insignia Financial Group, Inc.          25,628
 3,500    +Insituform Technologies, Inc.
          (Class A)                                98,875
 8,785    +Integrated Device Technology,
          Inc.                                    254,765
 3,396    +Integrated Electrical Services,
          Inc.                                     34,172
 3,900    +Integrated Health Services, Inc.           351
 2,745    +Integrated Systems                      92,129
 2,000    +InterDigital Communications
          Corporation                             150,000
 5,509    +Intergraph Corp.                        25,823
 6,512    +Interim Services                       161,172
 5,114    +Intermedia Communications Inc.         198,487
 1,381    International Bancshares
          Corporation                              61,109
 2,592    +International Home Foods, Inc.          45,036
 2,465    International Multifoods                 32,661
 5,690    +International Rectifier Corp.          147,940
 2,441    Inter-Tel Inc.                           61,025
 3,722    +InterVoice, Inc.                        86,537
 1,119    +InterVu Inc.                           117,495
 2,153    Interwest Bancorp Inc.                   41,445
 2,901    Invacare Corp.                           58,201
 1,815    Investors Financial Services             83,490
 5,400    +Iomega Corporation                      18,225
 1,959    +Ionics, Inc.                            55,097
 2,811    +Iron Mountain Incorporated             110,507
 3,961    +Isis Pharmaceuticals                    24,756
 1,381    +iTurf Inc. (Class A)                    17,176
 1,589    +iVillage Inc.                           32,177
 2,687    J.B. Hunt Transport Services,
          Inc.                                     37,198
 2,862    The J. M. Smucker Company (Class
          A)                                       55,809
 3,210    +JDA Software Group, Inc.                52,564
 3,656    JDN Realty Corporation                   58,953
 5,109    JLG Industries, Inc.                     81,425
   933    JSB Financial, Inc.                      48,399
 1,710    Jack Henry & Associates, Inc.            91,806
 4,657    +Jack in the Box Inc.                    96,342
 2,517    +Jacobs Engineering Group Inc.           81,803
 2,485    Jefferies Group, Inc.                    54,670
 2,528    +Jo-Ann Stores Inc.                      28,440
 4,080    John H. Harland Company                  74,715
 1,241    The John Nuveen Company (Class A)        44,754
 1,181    +Jones Lang Lasalle Inc.                 14,024
 3,963    Jones Pharmaceuticals, Inc.             171,895
 4,251    Jostens, Inc.                           103,352
 5,138    +Journal Register Co.                    79,318
 2,520    +Just for Feet, Inc.                      1,575
 4,080    Kaman Corp. (Class A)                    52,530
 4,538    Kaufman and Broad Home
          Corporation                             109,763
 3,320    Kaydon Corp.                             89,018
 3,253    Kellwood Co.                             63,230

 24              INDEX FUNDS

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,021    Kelly's Services, Inc. (Class A)   $     50,778
 4,039    +Kemet Corp.                            182,007
 2,814    Kennametal Inc.                          94,621
 3,181    +Kent Electronics Corporation            72,368
 6,492    +Key Energy Services, Inc.               33,677
 3,097    Kilroy Realty Corporation                68,134
 4,385    Kimball International (Class B)          72,353
 2,511    +King Pharmaceuticals, Inc.             140,773
 2,582    +Kirby Corporation                       52,931
 3,351    Koger Equity, Inc.                       56,548
 3,000    +Komag, Incorporated                      9,375
 3,052    +Kopin Corporation                      128,184
 2,992    +Korn/Ferry International               108,834
 1,573    +Kronos, Inc.                            94,380
 2,581    +Kulicke and Soffa Industries           109,854
 1,995    +Kv Pharmaceutical Co. (Class B)         42,768
 1,479    The L.S. Starrett Company (Class
          A)                                       33,185
 4,111    +LAM Research Corp.                     458,633
 3,143    LNR Property Corp.                       62,467
 4,666    LTC Properties                           39,369
10,989    The LTV Corporation                      45,330
 4,357    +LTX Corporation                         97,488
 5,766    La-Z-Boy Inc.                            96,941
 4,508    +Labor Ready, Inc.                       54,660
 2,464    Laclede Gas Company                      53,284
 3,045    Lance, Inc.                              30,450
 1,629    LandAmerica Financial Group, Inc.        29,933
 1,529    Landauer, Inc.                           33,447
 3,699    +Landry's Seafood Restaurants            32,135
 1,565    +Land's End, Inc.                        54,384
 1,507    +Landstar System, Inc.                   64,518
 2,974    +Laser Vision Centers, Inc.              31,413
 1,738    +Lason, Inc.                             19,118
 4,612    +Lattice Semiconductor
          Corporation                             217,341
 2,585    +Leap Wireless International,
          Inc.                                    202,923
 4,440    Lee Enterprises, Incorporated           141,803
 4,484    Lennar Corporation                       72,865
 3,668    Leucadia National Corporation            84,823
 4,429    Lexington Corporate Properties
          Trust                                    40,691
 1,727    Libbey, Inc.                             49,651
 1,610    The Liberty Corporation                  67,922
 1,038    Liberty Financial Companies, Inc.        23,809
 3,970    +LifePoint Hospitals, Inc.               46,896
 5,494    +Ligand Pharmaceuticals
          Incorporated (Class B)                   70,735
 3,497    Lilly Industries, Inc. (Class A)         46,991
 3,505    Lincoln Electric Holdings, Inc.          72,072
 2,332    Lindsay Manufacturing Co.                42,559
 4,373    +The Liposome Company, Inc.              53,364
 2,518    +Littelfuse Inc.                         61,101
 4,272    +Local Financial Corp.                   44,055
 4,505    +Lone Star Steakhouse & Saloon,
          Inc.                                     40,193
 3,260    +Lone Star Technology                    90,873
 5,534    Longview Fibre Company                   78,860
 2,173    +Louis Dreyfus Natural Gas Corp.         39,386
 3,089    Luby's Cafeterias Inc.                   35,137

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,591    +Lydall, Inc.                      $     17,165
 4,963    M.A. Hanna Company                       54,283
 2,390    MAF Bancorp, Inc.                        50,041
 2,999    +MAPICS INC.                             37,862
 1,416    +MAXIMUS, Inc.                           48,056
 2,600    MDC Holdings, Inc.                       40,788
 4,533    MDU Resources Group                      90,660
 3,816    +MEMC Electronic Materials, Inc.         46,746
 2,103    +MGC Communications, Inc.               106,727
 3,754    MGI Properties, Inc.                     19,709
 1,394    +MIPS Technologies, Inc. (Class
          A)                                       72,488
 3,409    +MMC Networks, Inc.                     117,184
 2,796    MMI Companies, Inc.                      24,116
 4,493    The MONY Group Inc.                     131,139
 2,914    +MRV Communications, Inc.               183,218
 3,307    +MSC Industrial Direct Co., Inc.
          (Class A)                                43,818
 3,358    +MTI Technology Corporation             123,826
 1,718    MacDermid, Inc.                          70,545
 3,300    Macerich Company                         68,681
 1,712    +Macrovision Corporation                125,832
 2,423    Madison Gas & Electric Co.               48,763
 3,812    +Magnetek, Inc.                          29,305
 4,195    +Mail-Well, Inc.                         56,633
 2,989    The Manitowoc Co., Inc.                 101,626
 2,900    Manu Home Communications                 70,506
 2,627    +Manugistics Group, Inc.                 84,885
 3,801    Marcus Corporation                       51,076
 5,861    +Marine Drilling Co., Inc.              131,506
 4,873    Mark IV                                  86,191
   340    +Markel Corporation                      52,700
 3,956    MascoTech, Inc.                          50,192
 2,287    +MasTec, Inc.                           101,772
 3,958    +Mastech Corp.                           97,961
 2,188    Mathews International Corp.
          (Class A)                                60,170
 4,841    +Maxtor Corporation                      35,097
 2,976    +Medical Assurance, Inc.                 63,054
 3,186    +Medicis Pharmaceutical (Class A)       135,604
 3,903    +MedQuist Inc.                          100,746
 4,132    Medtris Companies Inc.                  147,461
 1,603    +MemberWorks Incorporated                53,099
 3,129    +The Men's Warehouse, Inc.               91,914
 2,300    +Mentor Corporation                      59,369
 7,750    Mentor Graphics Corporation             102,203
 3,236    Merchants New York Bancorp, Inc.         55,417
 4,034    +Mercury Interactive Corp.              435,420
 5,473    Meristar Hospitality Corp.               87,568
 3,256    +MessageMedia, Inc.                      45,788
 3,723    +Metamor Worldwide, Inc.                108,432
 3,986    Methode Electronics                     128,050
 1,000    +Metricom, Inc.                          78,625
 6,688    +Metromedia International Group,
          Inc.                                     31,768
 4,035    +Mettler-Toledo International           154,087
 1,818    Michael Foods, Inc.                      44,768
 2,867    +Michaels Stores, Inc.                   81,710
 3,016    +Micrel, Inc.                           171,724

                                                    INDEX FUNDS               25

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 4,192    +Micro Warehouse, Inc.             $     77,552
 1,248    +Micromuse, Inc.                        212,160
 4,210    +Micron Electronics, Inc.                46,836
 2,000    +Micros Systems, Inc.                   148,000
 4,192    +MicroStrategy Incorporated             880,320
 5,747    +Mid Atlantic Medical Services,
          Inc.                                     47,772
 2,240    Mid-America Apartment
          Communities, Inc.                        50,680
 2,585    Midas Group, Inc.                        56,547
 1,553    Mid-State Bancshares                     49,502
 3,567    +Midway Games Inc.                       85,385
 1,731    +Midwest Express Holdings                55,176
 3,648    Milacron Inc.                            56,088
 3,874    +Millennium Pharmaceuticals, Inc.       472,628
 2,400    Mills Corp.                              42,900
 1,913    Minerals Technologies, Inc.              76,640
 4,017    Mississippi Chemical                     24,855
 2,897    Mitchell Energy & Development
          Corp. (Class A)                          63,915
 2,564    Modine Manufacturing Co.                 64,100
 1,420    +Molecular Devices Corporation           73,840
 2,266    +Monaco Coach Corporation                57,925
   316    +Moog Inc. (Class A)                      8,532
 3,309    Morgan Keenan, Inc.                      55,633
 1,740    +Mpath Interactive, Inc.                 46,328
 3,806    +Mueller Industries, Inc.               137,968
 1,522    +Multex.com Inc.                         57,265
 3,835    +Musicland Stores Corporation            32,358
 2,061    Myers Industries, Inc.                   32,461
   778    NACCO Industries, Inc. (Class A)         43,228
 1,022    +NBC Internet, Inc. (Class A)            78,950
 6,301    +NBTY Inc.                               72,855
 2,420    +NCI Building Systems, Inc.              44,770
 1,207    +NCO Group, Inc.                         36,361
 2,740    +NFO Worldwide, Inc.                     61,308
 2,815    NL Industries, Inc.                      42,401
   799    NSTAR                                    32,360
 1,978    NUI Corporation                          52,170
 1,889    +NVIDIA Corporation                      88,665
 1,275    +NVR, Inc.                               60,881
     1    +Nabors Industries, Inc.                     26
 1,186    National Bancorp of Alaska, Inc.         33,282
 1,229    National City Bancshares, Inc.           30,879
 3,502    National Computer Systems, Inc.         131,763
 1,312    +National Discount Brokers Group,
          Inc.                                     34,604
 3,567    +National Equipment Services,
          Inc.                                     22,294
 2,797    National Health Investors, Inc.          41,605
 2,807    +National Instruments Corporation       107,368
 2,592    National Penn Bancshares, Inc.           65,124
 1,501    +National RV Holding, Inc.               28,894
 3,721    National Steel Corp.                     27,675
 5,169    +National-Oilwell, Inc.                  81,089
 5,075    Nationwide Health Properties,
          Inc.                                     69,781
 2,717    Natures Sunshine Products, Inc.          21,736
 4,069    +Nautica Enterprises, Inc.               46,031
 4,061    +Navigant Consulting, Inc.               44,163

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,450    +Net.B@nk, Inc.                    $     45,784
 3,086    +Network Equipment Technologies,
          Inc.                                     36,453
 1,000    +Network Peripherals Inc.                47,250
 2,100    New England Business Services,
          Inc.                                     51,319
 1,411    New Jersey Resources Corporation         55,117
 3,862    +Newfield Exploration Company           103,309
 7,549    +Newpark Resources, Inc.                 46,238
 3,500    Newport News Shipbuilding Inc.           96,250
 1,549    Nordson Corporation                      74,739
 2,170    Northwest Natural Gas Company            47,604
 2,388    Northwestern Corporation                 52,536
 1,832    +Novoste Corporation                     30,228
 2,214    +Nuevo Energy Company                    41,513
 1,697    +OEA, Inc.                                8,273
 2,293    OM Group, Inc.                           78,965
 2,710    OMEGA Healthcare Investors, Inc.         34,383
 3,052    ONEOK, Inc.                              76,682
 2,127    +Oak Industries Inc.                    225,728
 2,627    +Oceaneering International, Inc.         39,241
 2,625    OceanFirst Financial Corp.               45,445
 6,038    +OfficeMax, Inc.                         33,209
 2,882    +Offshore Logistics, Inc.                27,019
 4,924    Ohio Casualty Corporation                79,092
 4,151    Olin Corporation                         82,242
 7,606    Olsten Corporation                       86,043
 1,697    Omega Financial Corporation              49,213
 3,424    +Omnipoint Corporation                  413,020
 3,387    Omnova Solutions Inc.                    26,249
 1,988    +On Assignment, Inc.                     59,392
 3,421    One Valley Bancorp, Inc.                104,768
 1,849    Oneida Ltd.                              40,216
 2,299    +OneMain.com, Inc.                       34,485
 3,406    +Open Market, Inc.                      153,696
 1,336    Optical Coating Laboratory, Inc.        395,456
 3,979    +Orbital Sciences Corporation            73,860
 3,793    Oregon Steel Mills, Inc.                 30,107
 3,850    +O'Reilly Automotive, Inc.               82,775
 3,881    +Organogenesis Inc.                      33,716
 1,880    Oriental Financial Group Inc.            41,478
 4,499    +Orthodontic Centers of America,
          Inc.                                     53,707
 2,546    OshKosh B'Gosh, Inc. (Class A)           53,625
 1,531    Oshkosh Truck Corporation                44,877
 1,950    +Osteotech, Inc.                         26,081
 1,411    Otter Tail Power Company                 52,913
 3,685    Overseas Shipholding Group, Inc.         54,584
 3,990    Owens & Minor, Inc.                      35,661
 2,854    P.H. Glatfelter Company                  41,561
 3,113    +PAREXEL International
          Corporation                              36,772
 6,600    +P-Com, Inc.                             58,369
 2,000    +PETCO Animal Supplies, Inc.             29,750
 2,200    +PETsMART, Inc.                          12,650
 2,124    PFF Bancorp, Inc.                        41,153
 2,100    +PICO Holdings, Inc.                     25,856
 1,598    +PLX Technology, Inc.                    30,262
 2,841    PMA Capital Corporation (Class A)        56,465
 2,085    +PRI Automation, Inc.                   139,956

 26              INDEX FUNDS

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,119    PS Business Parks, Inc.            $     70,957
   606    +PSINet Inc.                             37,442
 2,505    Pacific Capital Bancorp                  77,029
 1,766    +Pacific Gateway Exchange, Inc.          30,132
 2,453    Pacific Gulf Properties, Inc.            49,673
 3,367    +Pacific Sunwear of California,
          Inc.                                    108,375
 7,466    +PairGain Technologies, Inc.            105,924
 2,266    +Palm Harbor Homes, Inc.                 40,788
 2,337    +Papa John's International, Inc.         60,908
 1,340    Park Electrochemical Corp.               35,594
   672    Park National Corporation                64,512
 1,651    +Parker Drilling Company                  5,263
 1,516    Parkway Properties, Inc.                 43,680
 2,037    +PathoGenesis Corporation                43,668
 2,580    +Patterson Dental Company               109,973
 3,879    +Patterson Energy, Inc.                  50,427
 5,235    +Paxar Corporation                       44,170
 3,627    +Paxson Communications
          Corporation                              43,297
 1,463    +Pegasus Communications
          Corporation                             140,448
 1,672    +Pegasus Systems, Inc.                  100,843
 3,916    +Pegasystems Inc.                        44,055
 7,778    Pennzoil-Quaker State Company            79,238
 2,446    Penton Media, Inc.                       58,704
 3,058    +PeopleSoft, Inc.                        65,179
 4,983    The Pep Boys-Manny, Moe & Jack           45,470
 2,905    +Peregrine Systems, Inc.                240,026
 1,781    +Performance Food Group Company          43,412
 4,521    PerkinElmer, Inc.                       188,469
 6,686    +Perrigo Company                         53,488
 4,166    +Personnel Group of America, Inc.        42,181
 2,102    +Pervasive Software Inc.                 35,603
 2,274    +Pharmaceutical Product
          Development, Inc.                        27,004
 1,570    +Pharmacyclics, Inc.                     64,763
 3,228    Philadelphia Suburban Corporation        66,779
 4,169    Phillips-Van Heusen Corporation          34,655
 6,142    Phoenix Investment Partners, Ltd.        49,904
 3,396    +Phoenix Technologies Ltd.               53,699
 2,355    +Photronics, Inc.                        67,412
 5,713    +PictureTel Corporation                  24,637
 2,481    Piedmont Natural Gas Company,
          Inc.                                     75,050
10,759    Pier 1 Imports, Inc.                     68,589
 2,769    +Pinnacle Holdings Inc.                 117,336
 2,134    +Pinnacle Systems, Inc.                  86,827
 3,138    +The Pioneer Group, Inc.                 49,424
10,476    +Pioneer Natural Resources
          Company                                  93,629
 3,564    Pioneer-Standard Electronics,
          Inc.                                     51,455
 3,506    Pittson BAX Group                        37,251
 4,044    Pittston Brink's Group                   88,968
 1,200    Pittway Corporation                      54,075
 1,869    +Plantronics, Inc.                      133,750
 2,442    +Playboy Enterprises, Inc.               59,371
 3,129    +Playtex Products, Inc.                  48,108
 1,883    +Plexus Corporation                      82,852
 4,369    Pogo Producing Company                   89,565

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,646    Polaris Industries, Inc.                 95,918
 4,584    Polaroid Corporation               $     86,237
 3,748    +Policy Management Systems
          Corporation                              95,808
 2,416    +Polycom, Inc.                          153,869
 3,898    Polymer Group, Inc.                      71,139
 2,047    Potlatch Corporation                     91,347
 2,526    +Power Integrations, Inc.               121,090
 2,795    +Powertel, Inc.                         280,548
 1,652    +Powerwave Technologies, Inc.            96,436
 2,299    Precision Castparts Corp.                60,349
 3,138    Premier Bancshares, Inc.                 42,755
 4,400    +Premiere Technologies, Inc.             30,800
 3,973    Prentiss Properties Trust                83,433
 2,460    +Pre-Paid Legal Services, Inc.           59,040
 2,845    Presidential Life Corporation            52,277
 1,646    +Preview Travel, Inc.                    85,798
 5,314    +Price Communications Corporation       147,796
 5,835    +Pride International, Inc.               85,337
 2,460    +Primark Corporation                     68,419
 5,971    +Prime Hospitality Corp.                 52,619
 5,550    Prime Retail, Inc.                       31,219
 2,000    Primex Technologies, Inc.                41,500
 2,722    +Primus Telecommunications Group,
          Incorporated                            104,117
   598    +Priority Healthcare Corporation
          (Class B)                                17,305
 1,726    +ProBusiness Services, Inc.              62,136
 3,451    +The Profit Recovery Group
          International, Inc.                      91,667
 2,359    +Progress Software Corporation          133,873
 2,150    +Protein Design Labs, Inc.              150,500
 3,430    Provident Bancshares Corporation         59,382
 1,138    +Proxicom, Inc.                         141,468
 1,337    +Proxim, Inc.                           147,070
 2,579    +ProxyMed, Inc.                          25,145
 4,040    Public Service Company of New
          Mexico                                   65,650
 2,664    Public Service Company of North
          Carolina, Incorporated                   86,081
 2,808    Pulte Corporation                        63,180
 1,294    +QRS Corporation                        134,980
 3,070    +QuadraMed Corporation                   26,767
 2,386    Quanex Corporation                       60,843
 3,168    +Quanta Services, Inc.                   89,496
 3,866    Quebecor Printing Inc.                   86,019
 2,250    Queens County Bancorp Inc.               61,031
 3,177    +Quest Diagnostics Incorporated          97,097
 2,704    +Quiksilver, Inc.                        41,912
 7,660    +Quorum Health Group, Inc.               71,334
 3,878    R.H. Donnelley Corporation               73,197
 2,697    +REMEC, Inc.                             68,774
 3,725    RFS Hotel Investors, Inc.                38,880
 3,576    RGS Energy Group Inc.                    73,532
 1,169    RLI Corp.                                39,746
 4,058    +RSA Security Inc.                      314,495

                                                    INDEX FUNDS               27

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 3,402    Radian Group Inc.                  $    162,446
 3,398    +Ralcorp Holdings, Inc.                  67,748
 4,356    +Rare Medium Group, Inc.                148,649
 4,206    Raymond James Financial, Inc.            78,600
 2,423    Rayonier Inc.                           117,061
 3,149    +Rayovac Corporation                     59,437
 2,862    Realty Income Corporation                59,029
 4,383    Reckson Associates Realty
          Corporation                              89,852
   555    Reckson Associates Realty
          Corporation                              12,626
 5,343    +Reebok International Ltd.               43,746
 2,725    Regal-Beloit Corporation                 56,203
 3,000    Regency Realty Corporation               60,000
 3,122    +Regeneron Pharmaceuticals, Inc.         39,806
 3,402    Regis Corporation                        64,213
 1,400    Reliance Bancorp, Inc.                   48,300
 4,985    Reliance Group Holdings, Inc.            33,337
 2,332    Reliance Steel & Aluminum Co.            54,656
 2,738    +Remedy Corporation                     129,713
 2,700    +Renaissance Worldwide, Inc.             19,913
 4,827    +Renal Care Group, Inc.                 112,831
 2,145    +Rent A Center Inc.                      42,498
 2,347    +Rent-Way, Inc.                          43,860
 6,443    Republic Bancorp Inc.                    78,222
 6,601    Republic Security Financial
          Corporation                              47,238
 2,171    +Res-Care, Inc.                          27,680
 1,752    +ResMed Inc.                             73,146
 2,830    Resource America, Inc. (Class A)         22,286
 3,843    +Respironics, Inc.                       30,624
 3,646    +Rexall Sundown, Inc.                    37,599
 3,443    Richmond County Financial Corp.          62,189
 2,028    Riggs National Corporation               26,744
 2,700    +Risk Capital Holdings, Inc.             34,088
 2,594    Rock-Tenn Company (Class A)              38,262
 1,234    +Rogers Corporation                      47,201
 6,575    Rollins Truck Leasing Corp.              78,489
 3,412    Rollins, Inc.                            51,180
 5,000    +Romac International, Inc.               67,188
 3,333    Roper Industries, Inc.                  126,029
 3,721    Ruby Tuesday, Inc.                       67,676
 3,620    Ruddick Corporation                      56,110
 3,363    Russell Corporation                      56,330
 5,210    +Ryan's Family Steak Houses, Inc.        44,122
 2,109    Ryerson Tull, Inc.                       40,994
 1,904    The Ryland Group, Inc.                   43,911
 2,698    S&T Bancorp, Inc.                        62,560
 2,833    +S1 Corporation                         221,328
 6,248    +S3 Incorporated                         72,243
 3,872    +SAGA Systems, Inc.                      77,198
 1,491    +SCM Microsystems, Inc.                  95,331
 1,494    SCPIE Holdings Inc.                      47,995
 1,394    +SEACOR SMIT Inc.                        72,140
 6,445    +SICOR Inc.                              49,949
 1,927    SIGCORP, Inc.                            43,839
 2,323    +SIPEX Corporation                       57,059
 2,721    SL Green Realty Corp.                    59,182

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 1,817    +SLI, Inc.                         $     24,643
 1,487    +SPS Technologies, Inc.                  47,491
 2,589    +SS&C Technologies, Inc.                 16,829
 4,748    +STAR Telecommunications, Inc.           37,539
 6,981    +STERIS Corporation                      71,992
 3,722    +SVI Holdings, Inc.                      44,664
   857    +Sabratek Corporation                        69
 4,886    +Safeskin Corporation                    59,243
 1,205    +Salton, Inc.                            40,292
 1,492    +Sanchez Computer Associates,
          Inc.                                     61,452
 2,261    +SanDisk Corporation                    217,621
 2,259    +SangStat Medical Corporation            67,205
 2,761    +Sawtek Inc.                            183,779
 1,433    +Scholastic Corporation                  89,115
 2,655    +School Specialty, Inc.                  40,157
 2,157    Schweitzer-Manduit International,
          Inc.                                     28,985
 1,954    +Scott Technologies, Inc.                36,882
 2,087    +The Scotts Company (Class A)            84,002
 4,129    Seacoast Financial Services
          Corporation                              42,064
 3,189    +Security Capital Group
          Incorporated (Class B)                   39,863
 3,016    +Seitel, Inc.                            20,358
 3,313    Selective Insurance Group, Inc.          56,942
 3,336    +Semtech Corporation                    173,889
 7,452    +Sensormatic Electronics
          Corporation                             129,944
 1,124    +Sequa Corporation (Class A)             60,626
 2,969    +Serologicals Corporation                17,814
 2,814    +Shire Pharmaceuticals Group PLC
          (ADR)(a)                                 81,949
 3,181    +ShopKo Stores, Inc.                     73,163
 2,741    +Shorewood Packaging Corporation         51,908
 2,636    Shurgard Storage Centers, Inc.
          (Class A)                                61,122
 3,209    +Sierra Health Services, Inc.            21,460
 1,871    Sierra Pacific Resources                 32,392
 1,554    +Silgan Holdings Inc.                    20,785
 2,332    +Silicon Valley Bancshares              115,434
   690    +Silicon Valley Group, Inc.              12,248
   370    +Siliconix Incorporated                  48,655
   515    Simmons First National
          Corporation (Class A)                    12,875
 3,444    Simpson Industries, Inc.                 38,745
 1,093    +Simpson Manufacturing Co., Inc.         47,819
 2,821    +Sinclair Broadcast Group, Inc.
          (Class A)                                34,425
 1,796    +Sirius Satellite Radio Inc.             79,922
 6,491    Sky Financial Group, Inc.               130,631
 1,525    Skyline Corporation                      35,838
 2,479    SkyWest, Inc.                            69,412
 4,991    +Smithfield Foods, Inc.                 119,784
 2,042    +SoftNet Systems, Inc.                   51,305
 2,724    +Sola International Inc.                 37,796
 1,547    +Solectron Corporation                  147,158
 2,342    +Sonic Corp.                             66,747
 1,486    South Jersey Industries, Inc.            42,258

 28              INDEX FUNDS

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 4,359    Southern Peru Limited              $     67,292
 4,992    +Southern Union Company                  95,472
 3,841    +Southwest Bancorporation of
          Texas, Inc.                              76,100
 2,621    Southwest Gas Corporation                60,283
 1,379    Southwest Securities Group, Inc.         37,750
 4,019    Southwestern Energy Company              26,375
 2,108    Sovran Self Storage, Inc.                39,920
 1,780    Spartech Corporation                     57,405
 3,217    +SpeedFam-IPEC, Inc.                     41,620
 1,932    +SportsLine USA, Inc.                    96,842
 1,325    Springs Industries, Inc. (Class
          A)                                       52,917
 2,105    +Spyglass, Inc.                          79,826
 1,541    St. Mary Land & Exploration
          Company                                  38,140
 2,522    +Staff Leasing, Inc.                     23,959
 3,562    Standard Pacific Corp.                   39,182
 1,163    The Standard Register Company            22,533
 1,026    Starwood Financial Inc.                  17,378
 4,835    Staten Island Bancorp, Inc.              87,030
 2,896    +Station Casinos, Inc.                   64,979
 4,782    +Steel Dynamics, Inc.                    76,213
 1,565    +Steinway Musical Instruments,
          Inc.                                     31,691
 4,646    Sterling Bancshares, Inc.                51,977
 3,307    Stewart & Stevenson Services,
          Inc.                                     39,167
 4,334    +Stillwater Mining Company              138,146
 1,200    Stone & Webster, Incorporated            20,175
 1,769    +Stone Energy Corporation                63,021
 2,662    Storage USA, Inc.                        80,526
 5,850    The Stride Rite Corporation              38,025
 3,060    Sturm, Ruger & Company, Inc.             27,158
 3,483    +Suiza Foods Corporation                138,014
 2,587    Summit Properties Inc.                   46,243
 5,034    +Summit Technology, Inc.                 58,835
 1,962    Sun Communities, Inc.                    63,152
 9,898    +Sunbeam Corporation                     41,448
 5,371    +Sunglass Hut International, Inc.        60,424
 2,070    +Sunrise Assisted Living, Inc.           28,463
 3,953    +Sunrise Medical Inc.                    24,459
 3,600    +Sunrise Technologies
          International, Inc.                      42,525
 4,120    +Sunterra Corporation                    47,380
 2,449    Superior Industries
          International, Inc.                      65,664
 2,558    +Superior National Insurance
          Group, Inc.                              19,345
   252    +Superior Trust Inc. (Preferred)          8,442
 4,625    Susquehanna Bancshares, Inc.             73,422
 2,700    +Swift Energy Company                    31,050
 4,419    +Swift Transportation Co., Inc.          77,885
 9,166    +Sybase, Inc.                           155,822
 2,526    +Sykes Enterprises, Incorporated        110,828
 1,275    +Syncor International Corporation        37,134
 3,953    +Syntroleum Corporation                  31,871
 4,437    +Systemax Inc.                           37,715
 3,837    +Systems & Computer Technology
          Corporation                              62,351
 4,499    +TALK.com, Inc.                          79,857

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 2,238    +THQ Inc.                          $     51,894
 2,165    TJ International, Inc.                   90,659
 1,408    TNP Enterprises, Inc.                    58,080
 1,741    +TSI International Software Ltd.         98,584
 1,522    The Talbots, Inc.                        67,919
 3,769    Taubman Centers, Inc.                    40,517
 2,813    +Techne Corporation                     154,891
 1,947    Technitrol, Inc.                         86,642
 4,932    +Technology Solutions Company           161,523
 3,248    +Tekelec                                 73,080
 4,630    Tektronix, Inc.                         179,991
 3,600    +Telebanc Financial Corporation          93,150
 2,886    +TeleTech Holdings, Inc.                 97,267
 1,404    Tennant Company                          45,981
 1,605    +Terayon Communication Systems,
          Inc.                                    100,814
 2,937    +Terex Corporation                       81,502
 3,682    +Tesoro Petroleum Corporation            42,573
 4,290    +Tetra Tech, Inc.                        65,959
 2,324    Texas Industries, Inc.                   98,915
 2,118    Texas Regional Bancshares, Inc.
          (Class A)                                61,422
 1,820    +theglobe.com, inc.                      15,243
 3,246    +Theragenics Corporation                 29,417
 2,160    +Thermo Cardiosystems Inc.               14,175
 2,889    Thomas Industries Inc.                   59,044
 4,656    The Timken Company                       95,157
 4,861    +The Titan Corporation                  229,075
 3,188    +Toll Brothers, Inc.                     59,377
 3,561    +Tom Brown, Inc.                         47,628
 5,781    +The Topps Company, Inc.                 59,978
 1,645    The Toro Company                         61,379
 8,201    +Total Renal Care Holdings, Inc.         54,844
 4,285    +Tower Automotive, Inc.                  66,150
 2,764    Town & Country Trust                     49,579
 3,139    +Trammell Crow Company                   36,491
 5,000    +Trans World Airlines, Inc.              14,063
 3,853    +Trans World Entertainment
          Corporation                              40,457
 3,418    +Transaction Systems Architects,
          Inc. (Class A)                           95,704
 2,125    +Transkaryotic Therapies, Inc.           81,813
 3,580    +TransMontaigne Inc.                     25,060
 2,761    +TranSwitch Corporation                 200,345
 2,293    Tredegar Corporation                     47,436
 1,761    Trenwick Group Inc.                      29,827
 2,030    +Triad Guaranty Inc.                     46,183
 3,728    +Triad Hospitals, Inc.                   56,386
 3,891    Triangle Bancorp, Inc.                   75,388
 3,095    +Triangle Pharmaceuticals, Inc.          39,655
 2,231    +Triarc Companies, Inc.                  40,995
 1,644    +TriQuint Semiconductor, Inc.           182,895
 3,378    +Trimble Navigation Limited              73,049
 3,738    Trinity Industries, Inc.                106,299
 1,513    +Triumph Group, Inc.                     36,596
 4,556    True North Communications Inc.          203,596
 4,954    TrustCo Bank Corp NY                     65,641
 2,294    The Trust Company of New Jersey          52,475

                                                    INDEX FUNDS               29

                         MASTER SMALL CAP INDEX SERIES

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 4,701    +Tuboscope Inc.                    $     74,628
 5,654    Tupperware Corporation                   95,765
 1,475    +Tut Systems, Inc.                       79,097
 2,861    +Twinlab Corporation                     22,709
 6,135    +Tyler Technologies, Inc.                33,743
 2,136    +U.S. Franchise Systems, Inc.             9,612
 1,434    +U.S. Home Corporation                   36,657
 4,720    +UCAR International Inc.                 84,075
 3,200    UGI Corporation                          65,400
 4,093    +UICI                                    43,232
 1,941    UMB Financial Corporation                73,273
 4,480    +UNOVA, Inc.                             58,240
 1,856    +URS Corporation                         40,252
 7,365    +US Oncology, Inc.                       36,365
 2,644    USBANCORP, Inc.                          31,067
 9,171    USEC Inc.                                64,197
 2,956    USFreightways Corporation               141,519
 1,956    +USinternetworking, Inc.                136,676
 4,185    UST Corp.                               132,874
 2,910    +Ultratech Stepper, Inc.                 46,924
 6,653    +Unifi, Inc.                             81,915
 2,319    UniFirst Corporation                     29,277
 4,093    UniSource Energy Corporation             45,790
 1,300    +Unistar Financial Service Corp.          1,300
 5,012    United Asset Management
          Corporation                              93,035
 4,619    United Bankshares, Inc.                 110,279
 4,128    United Community Financial Corp.         41,022
 9,546    United Dominion Realty Trust,
          Inc.                                     94,267
 1,723    The United Illuminating Company          88,519
   755    United National Bancorp                  16,752
 3,453    +United Stationers, Inc.                 98,626
   307    United Television, Inc.                  42,942
 2,934    United Water Resources Inc.             100,306
 2,835    Universal Corporation                    64,673
 5,090    Universal Foods Corporation             103,709
 1,308    Urban Shopping Centers, Inc.             35,480
 2,995    +Vail Resorts, Inc.                      53,723
 5,111    Valero Energy Corporation               101,581
 2,844    Valmont Industries, Inc.                 45,682
 3,097    +ValueVision International, Inc.
          (Class A)                               177,497
 6,153    +Varco International, Inc.               62,684
 3,660    +Varian Inc.                             82,350
 3,074    +Varian Medical Systems, Inc.            91,644
 3,327    +Varian Semiconductor Equipment
          Associates, Inc.                        113,118
 1,001    +Veeco Instruments Inc.                  46,859
 1,806    +Ventana Medical Systems, Inc.           44,924
 2,739    +Veritas DGC Inc.                        38,346
 3,450    +Verity, Inc.                           146,841
 2,870    +Vertex Pharmaceuticals
          Incorporated                            100,450
 3,704    +VerticalNet, Inc.                      607,456
 3,097    +Veterinary Centers of America,
          Inc.                                     39,874
 1,468    +Viatel, Inc.                            78,722
 2,408    +Vical Incorporated                      72,090
 2,196    +Vicor Corporation                       88,938

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 4,973    Vintage Petroleum, Inc.            $     59,987
 2,969    +Visio Corporation                      141,028
 2,365    +Visual Networks, Inc.                  187,426
 3,622    +Vlasic Foods International Inc.         20,600
 2,324    W.H. Brady Co.                           78,871
 6,716    +W.R. Grace & Co.                        93,184
 2,161    WD-40 Company                            47,812
 3,374    +WESCO International, Inc.               29,944
 5,070    W Holding Company, Inc.                  52,601
 3,280    WICOR, Inc.                              95,735
 2,894    +WMS Industries Inc.                     37,984
 2,160    WPS Resources Corporation                54,270
 2,828    Wabash National Corporation              42,420
 2,143    The Wackenhut Corporation (Class
          A)                                       32,011
 2,155    +Wackenhut Corrections
          Corporation                              25,187
 2,962    Walden Residential Properties,
          Inc.                                     64,053
 4,059    Wallace Computer Services, Inc.          67,481
 4,485    Walter Industries, Inc.                  48,494
 4,419    Washington Federal, Inc.                 87,275
 4,200    Washington Gas Light Company            115,500
 3,987    Washington Real Estate Investment
          Trust                                    59,805
 1,856    +Waste Connections, Inc.                 26,796
 2,700    Watsco, Inc.                             31,219
 1,996    Watts Industries, Inc. (Class A)         29,441
 5,436    Wausau-Mosinee Paper Corporation         63,533
 4,380    +Wave Systems Corp. (Class A)            52,286
 3,842    +Wavo Corp.                              14,888
 5,359    +WebLink Wireless, Inc.                  83,065
 3,465    Webster Financial Corporation            81,644
   785    +WebTrends Corporation                   63,585
 2,104    Weingarten Realty Investors              81,925
 3,730    Wellman, Inc.                            69,471
 4,971    +Wellsford Real Properties Inc.          42,254
 3,634    Werner Enterprises, Inc.                 51,103
 1,966    WesBanco, Inc.                           51,116
 2,099    +Wesley Jessen VisionCare, Inc.          79,500
 2,910    West Coast Bancorp                       39,285
 1,554    West Pharmaceuticial Services,
          Inc.                                     48,077
10,549    +Western Digital Corporation             44,174
 5,022    Western Properties Trust                 48,023
 2,278    Westfield America, Inc.                  28,048
 5,008    Westinghouse Air Brake Co.               88,892
 3,875    +Westwood One, Inc.                     294,500
 1,687    +The Wet Seal, Inc. (Class A)            20,666
   474    White Mountains Insurance Group
          Inc.                                     57,117
 2,359    Whitney Holding Corporation              87,430
 2,792    +Whole Foods Market, Inc.               129,479
 2,200    +Wild Oats Markets, Inc.                 48,813
 3,831    +Wind River Systems, Inc.               140,789
 2,701    +Windmere-Durable Holdings, Inc.         45,917
 2,038    Winnebago Industries, Inc.               40,887
 5,497    +Wisconsin Central Transportation
          Corporation                              73,866
 1,995    +Wolverine Tube, Inc.                    28,179
 5,292    Wolverine World Wide, Inc.               57,881

 30              INDEX FUNDS

                         MASTER SMALL CAP INDEX SERIES

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999 (CONCLUDED)

---------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
---------------------------------------------------------
          COMMON STOCK (CONTINUED)
 5,135    +World Access, Inc.                $     98,849
 1,000    +WorldGate Communications, Inc.          47,563
 7,598    Worthington Industries, Inc.            125,367
 2,816    Wynn's International, Inc.               39,776
 1,600    +XTRA Corporation                        68,200
 2,376    +Xircom, Inc.                           178,200
 1,454    Yankee Energy System, Inc.               63,885
 3,325    +Yellow Corporation                      55,902
 1,100    +Young Broadcasting Inc. (Class
          A)                                       56,100
 2,630    +Zebra Technologies Corporation
          (Class A)                               153,855
   797    Zenith National Insurance Corp.          16,438
 1,782    +Ziff-Davis Inc.--ZDNet                  37,422
 1,775    +ZixIt Corporation                       70,334
                                             ------------
          TOTAL COMMON STOCKS
          (cost $83,840,802)                   95,051,790
                                             ------------

----------------------------------------------------------
   FACE
  AMOUNT     ISSUE                               VALUE
----------------------------------------------------------
             SHORT-TERM OBLIGATIONS
             COMMERCIAL PAPER*
$5,000,000   American Home Products, Inc.,
             4.50% due 1/03/2000              $  4,998,750
 5,000,000   Associates First Capital Corp.,
             4% due 1/03/2000                    4,998,889
 5,000,000   The CIT Group Holdings, Inc.,
             4.75% due 1/03/2000                 4,998,680
 4,288,000   General Motors Acceptance
             Corp., 5% due 1/03/2000             4,286,809
                                              ------------
             TOTAL SHORT-TERM OBLIGATIONS
             (cost $19,283,128)                 19,283,128
                                              ------------
             TOTAL INVESTMENTS -- 99.6%
             (cost $103,123,930)               114,334,918
             VARIATION MARGIN ON FINANCIAL
             FUTURES CONTRACTS** -- 0.3%           384,000
             OTHER ASSETS LESS
             LIABILITIES -- 0.1%                    80,243
                                              ------------
             NET ASSETS -- 100.0%             $114,799,161
                                              ============

------------------------------------------------------
* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

** Financial futures contracts purchased as of December 31, 1999 were as follows:

 NUMBER
   OF                             EXPIRATION
CONTRACTS          ISSUE             DATE         VALUE
---------  ---------------------  ----------   -----------
   80      Russell 2000           March 2000   $20,398,000
                                               -----------
           (Total contract price
           $18,976,246)                        $20,398,000
                                               ===========

+  Non-income producing security.

(a) American Depositary Receipt (ADR).

See accompanying notes to financial statements.

                                                    INDEX FUNDS               31

                         MASTER SMALL CAP INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                       AS OF
                                                                                 DECEMBER 31, 1999
                                                                                 -----------------
ASSETS:
  Investments, at value (identified cost -- $103,123,930)                          $114,334,918
  Cash on deposit for financial futures contracts                                       920,000
  Receivables:
     Contributions                                            $500,645
     Variation margin                                          384,000
     Securities sold                                           204,002
     Dividends                                                 107,440
     Investment adviser                                          9,157                1,205,244
                                                              --------
  Deferred organization expenses                                                          2,933
  Prepaid expenses and other assets                                                      31,211
                                                                                   ------------
       Total assets                                                                 116,494,306
                                                                                   ------------
LIABILITIES:
  Payables:
     Withdrawals                                               849,917
     Custodian bank                                            610,771
     Securities purchased                                      185,001                1,645,689
                                                              --------
  Accrued expenses and other liabilities                                                 49,456
                                                                                   ------------
       Total liabilities                                                              1,695,145
                                                                                   ------------
NET ASSETS:
NET ASSETS                                                                         $114,799,161
                                                                                   ============
NET ASSETS CONSIST OF:
  Partners' capital                                                                $102,166,419
  Unrealized appreciation on investments -- net                                      12,632,742
                                                                                   ------------
  Net assets                                                                       $114,799,161
                                                                                   ============

------------------------------------------------------
See accompanying notes to financial statements.

 32              INDEX FUNDS

                         MASTER SMALL CAP INDEX SERIES

                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                               FOR THE YEAR ENDED
                                                               DECEMBER 31, 1999
                                                               ------------------
INVESTMENT INCOME:
  Dividends (net of $235 foreign withholding tax)                 $ 1,015,721
  Interest and discount earned                                        776,195
                                                                  -----------
       Total income                                                 1,791,916
                                                                  -----------
EXPENSES:
  Professional fees                                               $    73,981
  Investment advisory fees                                             46,744
  Custodian fees                                                       31,227
  Amortization of organization expenses                                 1,304
  Trustees' fees and expenses                                           1,055
  Accounting services                                                     321
  Other                                                                   654
                                                                  -----------
     Total expenses before reimbursement                              155,286
     Reimbursement of expenses                                        (23,839)
                                                                  -----------
       Total expenses after reimbursement                             131,447
                                                                  -----------
INVESTMENT INCOME -- NET                                            1,660,469
                                                                  -----------
REALIZED/UNREALIZED GAIN ON INVESTMENTS -- NET:
  Realized gain from investments -- net                             4,277,316
  Change in unrealized appreciation/depreciation on
     investments -- net                                            12,859,318
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $18,797,103
                                                                  ===========

------------------------------------------------------
See accompanying notes to financial statements.

                                                    INDEX FUNDS               33

                         MASTER SMALL CAP INDEX SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR ENDED
                                                                      DECEMBER 31,
                                                                  1999            1998
                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income -- net                                    $  1,660,469    $  1,124,877
  Realized gain on investments -- net                            4,277,316       6,658,814
  Change in unrealized appreciation/depreciation on
     investments -- net                                         12,859,318      (7,991,435)
                                                              ------------    ------------
  Net increase (decrease) in net assets resulting from
     operations                                                 18,797,103        (207,744)
                                                              ------------    ------------
NET CAPITAL CONTRIBUTIONS:
  Increase (decrease) in net assets derived from net capital
     contributions                                              12,171,403     (11,706,710)
                                                              ------------    ------------
NET ASSETS:
  Total increase (decrease) in net assets                       30,968,506     (11,914,454)
  Beginning of year                                             83,830,655      95,745,109
                                                              ------------    ------------
  End of year*                                                $114,799,161    $ 83,830,655
                                                              ------------    ------------
  *Undistributed investment income -- net                     $  3,594,481    $  1,934,012
                                                              ============    ============

------------------------------------------------------
* Annualized.

See accompanying notes to financial statements.

 34              INDEX FUNDS

                         MASTER SMALL CAP INDEX SERIES

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.

                                                           FOR THE YEAR ENDED      FOR THE PERIOD
                                                              DECEMBER 31,        APRIL 9, 1997+ TO
                                                             1999       1998      DECEMBER 31, 1997
                                                           --------    -------    -----------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses, net of reimbursement                                .14%       .17%            .18%*
                                                           --------    -------         -------
  Expenses                                                      .17%       .28%            .29%*
                                                           --------    -------         -------
  Investment income -- net                                     1.83%      1.46%           1.78%*
                                                           --------    -------         -------
SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                 $114,799    $83,831         $95,745
                                                           --------    -------         -------
  Portfolio turnover                                          51.20%     48.16%          16.45%
                                                           ========    =======         =======

------------------------------------------------------
+ Commencement of operations.
* Annualized.

See accompanying notes to financial statements.

                                                    INDEX FUNDS               35

                         MASTER SMALL CAP INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Master Small Cap Index Series (the "Series") (formerly Merrill Lynch Small Cap Index Series) is part of Quantitative Master Series Trust (the "Trust") (formerly Merrill Lynch Index Trust). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) VALUATION OF INVESTMENTS

Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) DERIVATIVE FINANCIAL INSTRUMENTS

The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

 36              INDEX FUNDS

                         MASTER SMALL CAP INDEX SERIES

                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

(c) INCOME TAXES

The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) DEFERRED ORGANIZATION EXPENSES

Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(f) CUSTODIAN BANK

The series recorded an amount payable to the custodian bank reflecting an overnight overdraft.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .08% of the average daily value of the Series' net assets. Effective August 2, 1999, the annual rate was changed to .01%. For the year ended December 31, 1999, FAM earned fees of $46,744, of which $23,839 were voluntarily waived.

Merrill Lynch Trust Company, an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1999 were $44,306,190 and $38,966,636, respectively.

Net realized gains for the year ended December 31, 1999 and net unrealized gains as of December 31, 1999 were as follows:

                                                        REALIZED     UNREALIZED
                                                         GAINS          GAINS
                                                       ----------    -----------
Long-term investments................................  $2,704,207    $11,210,988
Financial futures contracts..........................   1,573,109      1,421,754
                                                       ----------    -----------
     Total...........................................  $4,277,316    $12,632,742
                                                       ==========    ===========

As of December 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated 11,104,529, of which $23,641,082 related to appreciated securities and $12,536,553 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $103,230,389.

                                                    INDEX FUNDS               37

                         MASTER SMALL CAP INDEX SERIES

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER SMALL CAP INDEX SERIES
(FORMERLY MERRILL LYNCH SMALL CAP INDEX SERIES):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series (one of the series constituting Quantitative Master Series Trust (formerly Merrill Lynch Index Trust)) as of December 31, 1999, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2000

 38              INDEX FUNDS

                          MASTER MID CAP INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999

--------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
--------------------------------------------------------
          COMMON STOCK (94.9%)
   200    A. Schulman, Inc.                  $     3,263
   500    A.G. Edwards, Inc.                      16,031
   600    A.H. Belo Corporation (Class A)         11,438
   300    +ACNielsen Corporation                   7,388
   300    AGCO Corporation                         4,031
   300    AGL Resources Inc.                       5,100
   600    AK Steel Holding Corporation            11,325
   100    AMETEK, Inc.                             1,906
   500    +Abercrombie & Fitch Co. (Class
          A)                                      13,344
   100    +Acuson Corporation                      1,256
   500    +Acxiom Corp.                           12,000
   200    +Adtran, Inc.                           10,288
   300    +Affiliated Computer Services,
          Inc. (Class A)                          13,800
   300    Airborne Freight Corporation             6,600
   300    +Airgas, Inc.                            2,850
   200    +Alaska Air Group, Inc.                  7,025
   100    +Albany International Corp.
          (Class A)                                1,550
   200    Albemarle                                3,838
   300    Alexander & Baldwin, Inc.                6,844
   500    Allegheny Energy, Inc.                  13,469
   400    Alliant Energy Corporation              11,000
   300    Allmerica Financial Corporation         16,688
 1,000    +Altera Corporation                     49,563
   400    Ambac Financial Group, Inc.             20,875
   200    +American Eagle Outfitters, Inc.         9,000
   300    American Financial Group, Inc.           7,913
 1,000    +American Power Conversion
          Corporation                             26,375
   400    +American Standard Companies,
          Inc.                                    18,350
   500    American Water Works Company,
          Inc.                                    10,625
   400    +Apollo Group, Inc. (Class A)            8,025
   300    +Apria Healthcare Group Inc.             5,381
   100    Arnold Industries, Inc.                  1,406
   500    +Arrow Electronics, Inc.                12,688
   200    Arvin Industries, Inc.                   5,675
   400    Associated Banc-Corp.                   13,700
   300    Astoria Financial Corporation            9,131
 1,000    +Atmel Corporation                      29,563
   200    Avnet, Inc.                             12,100
   400    +BJ Services Company                    16,725
   400    BJ's Wholesale Club, Inc.               14,600
   100    Bandag, Incorporated                     2,500
   100    Banta Corporation                        2,256
   300    +Barnes & Noble, Inc.                    6,188
   200    Beckman Coulter Inc.                    10,175
   700    Bergen Brunswig Corporation
          (Class A)                                5,819
   500    +Beverly Enterprises, Inc.               2,188
   800    +Biogen, Inc.                           67,600
   100    Black Hills Corporation                  2,219
   200    +Blyth Industries, Inc.                  4,913
   200    Bob Evans Farms, Inc.                    3,088
   400    +Borders Group, Inc.                     6,425
   200    Borg-Warner Automotive, Inc.             8,100
   300    Bowater Incorporated                    16,294

--------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
--------------------------------------------------------
          COMMON STOCK (CONTINUED)
   300    +Brinker International, Inc.       $     7,200
 1,100    Broadwing Inc.                          40,563
   200    +Buffets, Inc.                           2,000
   300    +Burlington Industries, Inc.             1,200
   300    CBRL Group, Inc.                         2,911
   200    CCB Financial Corporation                8,713
   200    +CDW Computer Centers, Inc.             15,725
   600    CK Witco Corporation                     8,025
   100    CMP Group Inc.                           2,756
   300    CNF Transportation Inc.                 10,350
   300    COMSAT Corporation                       5,963
   300    Cabot Corporation                        6,113
 1,200    +Cadence Design Systems, Inc.           28,800
   400    Callaway Golf Company                    7,075
   300    +Calpine Corporation                    19,200
   300    +Cambridge Technology Partners,
          Inc.                                     7,875
   200    Carlisle Companies Incorporated          7,200
   100    Carpenter Technology Corporation         2,744
   200    Carter-Wallace, Inc.                     3,588
 1,100    Charter One Financial, Inc.             21,038
   300    +CheckFree Holdings Corporation         31,350
   100    Chesapeake Corporation                   3,050
 1,000    +Chiron Corporation                     42,375
   200    +Chris-Craft Industries, Inc.           14,425
   200    Church & Dwight Co., Inc.                5,338
   600    Cintas Corporation                      31,875
   400    +Cirrus Logic, Inc.                      5,325
   200    City National Corporation                6,588
   300    Claire's Stores, Inc.                    6,713
   700    Clayton Homes, Inc.                      6,431
   100    Cleco Corporation                        3,206
   100    Cleveland-Cliffs Inc.                    3,113
   800    Comdisco, Inc.                          29,800
   500    +CompUSA Inc.                            2,563
   600    Compass Bancshares, Inc.                13,388
 1,100    +Concord EFS, Inc.                      28,325
   400    Conectiv, Inc.                           6,725
   500    Consolidated Papers, Inc.               15,906
   800    +Convergys Corporation                  24,600
   200    Cordant Technologies Inc.                6,600
   300    +Covance Inc.                            3,244
   600    +Cypress Semiconductor
          Corporation                             19,425
   200    +Cytec Industries Inc.                   4,625
   300    DENTSPLY International Inc.              7,088
   800    DPL Inc.                                13,850
   400    DQE, Inc.                               13,850
   300    +DST Systems, Inc.                      22,894
   400    +DeVry, Inc.                             7,450
   200    Dean Foods Company                       7,950
   400    Devon Energy Corporation                13,150
   100    The Dexter Corporation                   3,975
   600    The Dial Corporation                    14,588
   400    Diebold, Incorporated                    9,400
   500    Dime Bancorp, Inc.                       7,563
   300    Dole Food Company, Inc.                  4,875
   300    +Dollar Tree Stores, Inc.               14,531

                                                    INDEX FUNDS               39

                          MASTER MID CAP INDEX SERIES

--------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
--------------------------------------------------------
          COMMON STOCK (CONTINUED)
   200    Donaldson Company, Inc.            $     4,813
   100    Dreyer's Grand Ice Cream, Inc.           1,700
 1,300    +E*TRADE Group, Inc.                    33,963
   700    ENSCO International Incorporated        16,013
   300    +Electronic Arts Inc.                   25,200
   600    Energy East Corporation                 12,488
   300    Ethyl Corporation                        1,181
   300    Everest Reinsurance Holdings,
          Inc.                                     6,694
   200    +Express Scripts, Inc. (Class A)        12,800
   300    The FINOVA Group Inc.                   10,650
   900    Family Dollar Stores, Inc.              14,681
   200    Fastenal Company                         8,988
   400    Federal-Mogul Corporation                8,050
   300    Federal Signal Corporation               4,819
   200    Ferro Corporation                        4,400
   300    +First Health Group Corp.                8,063
 1,000    First Security Corporation              25,500
   700    First Tennessee National
          Corporation                             19,950
   200    First Virginia Banks, Inc.               8,600
   400    FirstMerit Corporation                   9,200
   700    +Fiserv, Inc.                           26,819
   600    Flowers Industries, Inc.                 9,563
   200    Flowserve Corporation                    3,400
   400    +Forest Laboratories, Inc.              24,575
   600    +Foundation Health Systems, Inc.
          (Class A)                                5,963
   300    +Furniture Brands International,
          Inc.                                     6,600
   200    GATX Corporation                         6,750
   200    +GTECH Holdings Corporation              4,400
   400    +Gartner Group, Inc. (Class B)           5,525
   400    +Genzyme Corporation                    18,000
   200    Georgia Gulf Corporation                 6,088
   400    Georgia-Pacific Corporation
          (Timber Group)                           9,850
   200    +Gilead Sciences, Inc.                  10,825
   900    +Global Marine Inc.                     14,963
   200    Granite Construction Incorporated        3,688
   500    GreenPoint Financial Corp.              11,906
   100    H.B. Fuller Company                      5,594
   100    HSB Group, Inc.                          3,381
   200    Hannaford Bros. Co                      13,863
   200    +Hanover Compressor Company              7,550
   800    Harley-Davidson, Inc.                   51,250
   400    Harris Corporation                      10,675
   200    Harsco Corporation                       6,350
   300    Harte-Hankds, Inc.                       6,525
   200    Hawaiian Electric Industries,
          Inc.                                     5,775
 1,300    +Health Management Associates,
          Inc. (Class A)                          17,388
   400    Heilig-Meyers Company                    1,100
   300    Helmerich & Payne, Inc.                  6,544
   400    Herman Miller, Inc.                      9,200
   800    Hibernia Corporation (Class A)           8,500
   300    Hillenbrand Industries, Inc.             9,506
   300    +Hispanic Broadcasting
          Corporation                             27,666
   300    Hon Industries Inc.                      6,581

--------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
--------------------------------------------------------
          COMMON STOCK (CONTINUED)
   200    Horace Mann Educators Corporation  $     3,925
   400    Hormel Foods Corporation                16,250
   200    Houghton Mifflin Company                 8,438
   300    Hubbell Incorporated (Class B)           8,175
   400    IBP, Inc.                                7,200
   400    ICN Pharmaceuticals, Inc.               10,125
   200    IDAcorp Inc.                             5,363
   600    IMC Global Inc.                          9,825
   400    IPALCO Enterprises, Inc                  6,825
   600    +IVAX Corporation                       15,450
   400    Illinova Corporation                    13,900
   200    +Imation Corp.                           6,713
   100    Indiana Energy, Inc.                     1,775
 1,100    +Informix Corporation                   12,513
   500    +Integrated Device Technology,
          Inc.                                    14,500
   400    International Game Technology            8,125
   100    International Multifoods                 1,325
   300    International Speedway Corp.
          (Class A)                               15,112
   400    Interstate Bakeries Corporation          7,250
 1,000    +Intuit Inc.                            59,937
   200    Investment Technology Group, Inc.        5,750
   200    J.B. Hunt Transport Services,
          Inc.                                     2,769
   100    The J. M. Smucker Company (Class
          A)                                       1,950
   400    +Jabil Circuit, Inc.                    29,200
   100    +Jacobs Engineering Group Inc.           3,250
   600    +Jones Apparel Group, Inc.              16,275
   400    Kansas City Power & Light Company        8,825
   100    Kaydon Corp.                             2,681
   400    +Keane, Inc.                            12,700
   200    Kelly's Services, Inc. (Class A)         5,025
   200    Kennametal Inc.                          6,725
   700    KeySpan Corporation                     16,231
   200    Keystone Financial, Inc.                 4,212
   600    Kinder Morgan, Inc.                     12,112
   700    LG&E Energy Corp.                       12,206
   200    Lancaster Colony Corporation             6,625
   100    Lance, Inc.                              1,000
   200    +Land's End, Inc.                        6,950
   300    +Lear Corporation                        9,600
   200    Lee Enterprises, Incorporated            6,387
   400    +Legato Systems, Inc.                   27,525
   300    Legg Mason, Inc.                        10,875
   300    +Lincare Holdings Inc.                  10,406
   800    Linear Technology Corporation           57,250
   200    +Litton Industries, Inc.                 9,975
   200    +Lone Star Steakhouse & Saloon,
          Inc.                                     1,784
   200    Longview Fibre Company                   2,850
   300    The Lubrizol Corporation                 9,262
   600    Lyondell Chemical Company                7,650
   300    M.A. Hanna Company                       3,281
   500    MCN Energy Group Inc.                   11,875
   200    +Magnetek, Inc.                          1,537
   500    +Mandalay Resort Group                  10,062
   400    Manpower Inc.                           15,050

 40              INDEX FUNDS

                          MASTER MID CAP INDEX SERIES

--------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
--------------------------------------------------------
          COMMON STOCK (CONTINUED)
   200    Mark IV                            $     3,537
   500    Marshall & Ilsley Corporation           31,406
   300    Martin Marietta Materials, Inc.         12,300
 1,400    +Maxim Integrated Products, Inc.        66,062
   300    McCormick & Company Incorporated         8,925
   300    +MedImmune, Inc.                        49,762
   100    Media General, Inc. (Class A)            5,200
   400    +Mentor Graphics Corporation             5,275
   300    Mercantile Bankshares Corporation        9,581
   400    Meritor Automotive, Inc.                 7,750
   200    +Micro Warehouse, Inc.                   3,700
   300    +Microchip Technology                   20,531
   300    MidAmerican Energy Holdings
          Company                                 10,106
   200    +Millennium Pharmaceuticals, Inc.       24,400
   100    Minerals Technologies, Inc.              4,006
   200    +MiniMed Inc.                           14,650
   300    Minnesota Power & Light Co.              5,081
   100    Modine Manufacturing Co.                 2,500
   500    +Modis Professional Services,
          Inc.                                     7,125
   300    +Mohawk Industries, Inc.                 7,912
   600    The Montana Power Company               21,637
   200    Murphy Oil Corporation                  11,475
   700    Mylan Laboratories, Inc.                17,631
   100    +NCO Group, Inc.                         3,012
   500    +NCR Corporation                        18,937
   400    +NOVA Corporation                       12,625
   300    NSTAR                                   12,150
   700    +Nabors Industries, Inc.                21,656
   600    National Commerce Bancorporation        13,612
   200    National Fuel Gas Company                9,300
   200    +Navigant Consulting, Inc.               2,175
   300    +The Neiman Marcus Group, Inc.
          (Class A)                                8,381
   700    +Network Associates, Inc.               18,637
   300    New England Electric System             15,525
   200    Newport News Shipbuilding Inc.           5,500
   700    NiSource Inc.                           12,512
   300    Noble Affiliates, Inc.                   6,431
   700    +Noble Drilling Corporation             22,925
   100    Nordson Corporation                      4,825
   700    North Fork Bancorporation               12,250
   600    Northeast Utilities                     12,338
   200    +Novellus Systems, Inc.                 24,506
   400    OGE Energy Corp.                         7,600
   900    +Ocean Energy Inc.                       6,975
   600    +OfficeMax, Inc.                         3,300
   200    Ogden Corporation                        2,387
   400    Ohio Casualty Corporation                6,425
   600    Old Republic International
          Corporation                              8,175
   300    Olin Corporation                         5,944
   500    Olsten Corporation                       5,656
   400    Omnicare, Inc.                           4,800
   200    Oregon Steel Mills, Inc.                 1,587
   400    +Outback Steakhouse, Inc.               10,375

--------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
--------------------------------------------------------
          COMMON STOCK (CONTINUED)
   100    Overseas Shipholding Group, Inc.   $     1,481
   400    +Oxford Health Plans, Inc.               5,075
   200    P.H. Glatfelter Company                  2,913
   200    The PMI Group, Inc.                      9,762
   400    +PSS World Medical, Inc.                 3,775
   200    +PacifiCare Health Systems, Inc.        10,600
   400    Pacific Century Financial
          Corporation                              7,475
   200    +Papa John's International, Inc.         5,212
 1,500    +Park Place Entertainment
          Corporation                             18,750
   200    +Payless ShoeSource, Inc.                9,400
   500    Pennzoil-Quaker State Company            5,094
   300    Pentair, Inc.                           11,550
   300    +Perrigo Company                         2,400
   500    +Pioneer Natural Resources
          Company                                  4,469
   200    Pittston Brink's Group                   4,400
   200    +Policy Management Systems
          Corporation                              5,112
   200    +Polycom, Inc.                          12,737
   600    Potomac Electric Power Company          13,762
   100    Precision Castparts Corp.                2,625
   400    +Premier Parks Inc.                     11,550
   300    Protective Life Corporation              9,544
   200    Provident Financial Group, Inc.          7,175
   200    Public Service Company of New
          Mexico                                   3,250
   400    Puget Sound Energy, Inc.                 7,750
   200    +QLogic Corporation                     31,975
   800    +Quantum Corporation-DLT &
          Storage Systems                         12,100
   400    Questar Corporation                      6,000
   400    +Quorum Health Group, Inc.               3,725
   500    R.J. Reynolds Tobacco Holdings,
          Inc.                                     8,812
   500    RPM, Inc.                                5,094
   400    +Rational Software Corporation          19,650
   200    Rayonier Inc.                            9,662
   600    The Reader's Digest Association,
          Inc. (Class A)                          17,550
   500    ReliaStar Financial Corp.               19,594
   400    Reynolds & Reynolds Company
          (Class A)                                9,000
   400    +Robert Half International Inc.         11,425
   100    Rollins, Inc.                            1,500
   500    Ross Stores, Inc.                        8,969
   200    Ruddick Corporation                      3,100
   100    Ryerson Tull, Inc.                       1,944
   600    SCANA Corporation                       16,125
   400    +SCI Systems, Inc.                      32,875
   200    +SPX Corporation                        16,162
   400    +STERIS Corporation                      4,125
   700    +Saks Incorporated                      10,894
   300    +Sanmina Corporation                    29,962
 1,000    +Santa Fe Snyder Corporation             8,000
   100    +Scholastic Corporation                  6,219
   400    +Sensormatic Electronics
          Corporation                              6,975
   200    +Sepracor Inc.                          19,837
   700    Shaw Industries, Inc.                   10,806

                                                    INDEX FUNDS               41

                          MASTER MID CAP INDEX SERIES

--------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
--------------------------------------------------------
          COMMON STOCK (CONTINUED)
 1,000    +Siebel Systems, Inc.              $    84,000
   400    Sierra Pacific Resources                 6,925
   300    +Smith International, Inc.              14,906
   600    Solutia Inc.                             9,262
   500    Sonoco Products Company                 11,375
   300    Sotheby's Holdings, Inc. (Class
          A)                                       9,000
   200    Southdown, Inc.                         10,325
 1,100    Sovereign Bancorp, Inc.                  8,198
   100    The Standard Register Company            1,937
   900    +Starbucks Corporation                  21,825
   400    +Sterling Commerce, Inc.                13,625
   500    +Sterling Software, Inc.                15,750
   200    Stewart & Stevenson Services,
          Inc.                                     2,369
   600    Stewart Enterprises, Inc. (Class
          A)                                       2,850
   500    +Storage Technology Corporation          9,219
   200    +Structural Dynamics Research
          Corporation                              2,550
   500    Stryker Corporation                     34,812
   200    +Suiza Foods Corporation                 7,925
   600    +Sungard Data Systems Inc.              14,250
   100    Superior Industries
          International, Inc.                      2,681
   300    +Swift Transportation Co., Inc.          5,287
   500    +Sybron International Corporation       12,344
   200    +Sykes Enterprises, Incorporated         8,775
   300    +Sylvan Learning System, Inc.            3,900
   300    +Symantec Corporation                   17,587
   500    Symbol Technologies, Inc.               31,781
   400    +Synopsys, Inc.                         26,700
   500    TCF Financial Corporation               12,437
   700    TECO Energy, Inc.                       12,994
   300    +Tech Data Corporation                   8,138
   100    Tecumseh Products Company (Class
          A)                                       4,719
   200    Teleflex Incorporated                    6,262
   300    Telephone and Data Systems, Inc.        37,800
   300    Tidewater Inc.                          10,800
   400    Tiffany & Co                            35,700
   400    +Total Renal Care Holdings, Inc.         2,675
   200    +Transaction Systems Architects,
          Inc. (Class A)                           5,600
   200    +Trigon Healthcare, Inc.                 5,900
   200    Trinity Industries, Inc.                 5,687
 1,200    Tyson Foods, Inc. (Class A)             19,500

--------------------------------------------------------
SHARES
 HELD     ISSUE                                 VALUE
--------------------------------------------------------
          COMMON STOCK (CONTINUED)
   600    +U.S. Foodservice                  $    10,050
   300    +UCAR International Inc.                 5,344
   300    USG Corporation                         14,137
   400    Ultramar Diamond Shamrock
          Corporation                              9,075
   300    +Unifi, Inc.                             3,694
   400    Unitrin, Inc.                           15,050
   200    Universal Corporation                    4,562
   200    Universal Foods Corporation              4,075
   500    +Univision Communications Inc.
          (Class A)                               51,094
   500    UtiliCorp United Inc.                    9,719
 1,300    +VERITAS Software Corporation          186,062
   300    +VISX, Incorporated                     15,525
   300    Valero Energy Corporation                5,963
   400    +Varco International, Inc.               4,075
   500    Viad Corp.                              13,937
   400    +Vishay Intertechnology, Inc.           12,650
   800    +Vitesse Semiconductor
          Corporation                             41,950
   200    Wallace Computer Services, Inc.          3,325
   300    The Warnaco Group, Inc.                  3,694
   300    Washington Gas Light Company             8,250
    47    The Washington Post Company             26,126
   300    +Waters Corporation                     15,900
   200    Wausau - Mosinee Paper
          Corporation                              2,337
   500    +Weatherford International, Inc.        19,969
   300    Webster Financial Corporation            7,069
   200    Wellman, Inc.                            3,725
   200    Westamerica Bancorporation               5,587
   300    WestPoint Stevens Inc.                   5,250
   300    +Westwood One, Inc.                     22,800
   700    Whitman Corporation                      9,406
   300    +Williams-Sonoma, Inc.                  13,800
   200    Wilmington Trust Corporation             9,650
   300    +Wisconsin Central Transportation
          Corporation                              4,031
   600    Wisconsin Energy Corporation            11,550
   200    York International Corporation           5,487
   500    Zions Bancorporation                    29,594
                                             -----------
          TOTAL COMMON STOCKS
          (cost $4,744,825)                    4,774,280
                                             -----------

 42              INDEX FUNDS

                          MASTER MID CAP INDEX SERIES

                        SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999 (CONCLUDED)

---------------------------------------------------------
   FACE
  AMOUNT     ISSUE                               VALUE
---------------------------------------------------------
             SHORT-TERM OBLIGATIONS (99.4%)
             COMMERCIAL PAPER*
$  250,000   Associates First Capital Corp.,
             4% due 1/03/2000                 $   249,944
   250,000   The CIT Group Holdings, Inc.,
             4.75% due 1/03/2000                  249,934
   250,000   General Motors Acceptance
             Corp., 5% due 1/03/2000              249,931
                                              -----------
             US GOVERNMENT AGENCY OBLIGATIONS*
 1,250,000   Federal Farm Credit Banks,
             4.35% due 1/14/2000                1,248,036
   509,000   Federal Home Loan Banks, 5.15%
             due 1/26/2000                        507,180
 1,250,000   Federal Home Loan Mortgage
             Corporation, 4.30% due
             1/13/2000                          1,248,208
 1,250,000   Federal National Mortgage
             Association, 4% due 1/19/2000      1,247,500
                                              -----------
             TOTAL SHORT-TERM OBLIGATIONS
             (cost $5,000,733)                  5,000,733
                                              -----------
             TOTAL INVESTMENTS -- 194.3%
             (cost $9,745,558)                  9,775,013
             VARIATION MARGIN ON FINANCIAL
             FUTURES CONTRACTS** -- 0.0%           26,525
             LIABILITIES IN EXCESS OF OTHER
             ASSETS -- (94.3)%                 (4,769,525)
                                              -----------
             NET ASSETS -- 100.0%             $ 5,032,013
                                              ===========

------------------------------------------------------
* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

** Financial futures contracts purchased as of December 31, 1999 were as follows:

 NUMBER
   OF                                EXPIRATION
CONTRACTS           ISSUE               DATE       VALUE
---------  ------------------------  ----------   --------
    1      S&P Midcap                March 2000   $224,575
                                                  --------
           (Total contract price $223,050)        $224,575
                                                  ========

 + Non-income producing security.

See accompanying notes to financial statements.

                                                    INDEX FUNDS               43

                          MASTER MID CAP INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                         AS OF
                                                                                   DECEMBER 31, 1999
                                                                                   -----------------
ASSETS:
  Investments, at value (identified cost -- $9,745,558)                               $9,775,013
  Deposits on open financial futures contracts                                            25,000
  Receivables:
     Variation margin                                         $    1,525
     Investment adviser                                              232                   1,757
                                                              ----------
  Prepaid expenses and other assets                                                       11,900
                                                                                      ----------
       Total assets                                                                    9,813,670
                                                                                      ----------
LIABILITIES:
  Payables:
     Securities purchased                                      4,744,824
     Custodian bank                                               24,679               4,769,503
                                                              ----------
  Accrued expenses and other liabilities                                                  12,154
                                                                                      ----------
       Total liabilities                                                               4,781,657
                                                                                      ----------
NET ASSETS:
  NET ASSETS                                                                          $5,032,013
                                                                                      ==========
NET ASSETS CONSIST OF:
  Partners' capital                                                                   $5,001,033
  Unrealized appreciation on investments -- net                                           30,980
                                                                                      ----------
  Net assets                                                                          $5,032,013
                                                                                      ==========

------------------------------------------------------
See accompanying notes to financial statements.

 44              INDEX FUNDS

                          MASTER MID CAP INDEX SERIES

                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD
                                                                               DECEMBER 30, 1999+
                                                                              TO DECEMBER 31, 1999
                                                                              --------------------
INVESTMENT INCOME:
  Interest and discount earned                                                      $   955
                                                                                    -------
EXPENSES:
  Accounting services                                         $ 110
  Offering costs                                                100
  Pricing fees                                                   24
  Custodian fees                                                 20
  Investment advisory fees                                        3
                                                              -----
  Total expenses before reimbursement                           257
  Reimbursement of expenses                                   (235)
                                                              -----
       Total expenses after reimbursement                                                22
                                                                                    -------
INVESTMENT INCOME -- NET                                                                933
                                                                                    -------
REALIZED/UNREALIZED GAIN ON INVESTMENTS -- NET:
  Realized gain from investments -- net                                                  --
  Unrealized appreciation on investments -- net                                      30,980
                                                                                    -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $31,913
                                                                                    =======

------------------------------------------------------

+ Commencement of operations.

See accompanying notes to financial statements.

                                                    INDEX FUNDS               45

                          MASTER MID CAP INDEX SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  FOR THE PERIOD
                                                                DECEMBER 30, 1999+
                                                               TO DECEMBER 31, 1999
                                                               --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income -- net                                          $      933
  Realized gain on investments -- net                                       --
  Unrealized appreciation on investments -- net                         30,980
                                                                    ----------
  Net increase in net assets resulting from operations                  31,913
                                                                    ----------
NET CAPITAL CONTRIBUTIONS:
  Increase in net assets derived from net capital
     contributions                                                   5,000,100
                                                                    ----------
NET ASSETS:
  Total increase in net assets                                       5,032,013
  Beginning of period                                                       --
                                                                    ----------
  End of period                                                     $5,032,013
                                                                    ==========

------------------------------------------------------
+ Commencement of operations.

See accompanying notes to financial statements.

 46              INDEX FUNDS

                          MASTER MID CAP INDEX SERIES

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.

                                                                 FOR THE PERIOD
                                                               DECEMBER 30, 1999+
                                                              TO DECEMBER 31, 1999
                                                              --------------------
INCREASE (DECREASE) IN NET ASSET VALUE:
RATIOS TO AVERAGE NET ASSETS:
  Expenses, net of reimbursement                                        .08%*
                                                                     ------
  Expenses                                                              .94%*
                                                                     ------
  Investment income -- net                                             3.40%*
                                                                     ------
SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                           $5,032
                                                                     ------
  Portfolio turnover                                                     --
                                                                     ======

------------------------------------------------------
+ Commencement of operations.

* Annualized.

See accompanying notes to financial statements.

                                                    INDEX FUNDS               47

                          MASTER MID CAP INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Master Mid Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) VALUATION OF INVESTMENTS

Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) DERIVATIVE FINANCIAL INSTRUMENTS

The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

 48              INDEX FUNDS

                          MASTER MID CAP INDEX SERIES

                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

(c) INCOME TAXES

The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) CUSTODIAN BANK

The Series recorded an amount payable to the Custodian Bank reflecting an overnight overdraft.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the period December 30, 1999 to December 31, 1999, FAM earned fees of $3, all of which were voluntarily waived. FAM also reimbursed the Series for additional expenses of $232.

Merrill Lynch Trust Company ("MLTC"), an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. INVESTMENTS

Purchases of investments, excluding short-term securities, for the period December 30, 1999 to December 31, 1999 were $4,774,824.

Net unrealized gains as of December 31, 1999 were as follows:

                                                                UNREALIZED
                                                                  GAINS
                                                                ----------
Long-term investments.......................................     $29,455
Financial futures contracts.................................       1,525
                                                                 -------
     Total..................................................     $30,980
                                                                 =======

As of December 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $29,455, of which $62,423 related to appreciated securities and $32,968 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $9,745,558.

                                                    INDEX FUNDS               49

                          MASTER MID CAP INDEX SERIES

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER MID CAP INDEX SERIES:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Master Mid Cap Index Series (one of the series constituting Quantitative Master Series Trust) as of December 31, 1999, the related statements of operations and changes in net assets and the financial highlights for the period December 30, 1999 (commencement of operations) to December 31, 1999. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all materials respects, the financial position of Master Mid Cap Index Series of Quantitative Master Series Trust as of December 31, 1999, the result of its operations, the changes in its net assets, and the financial highlights for the respective stated period in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 16, 2000

 50              INDEX FUNDS

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          AUSTRALIA (2.4%)
 1,336    AMP Limited                          $    14,698
 1,262    Amcor Limited                              5,885
 3,013    Boral Limited                              4,648
   114    Brambles Industries Limited                3,139
 1,822    Broken Hill Proprietary Company
          Limited                                   23,822
 2,249    CSR Limited                                5,440
 1,686    Coles Myer Limited                         8,672
 1,591    Colonial Limited                           7,083
 2,739    Foster's Brewing Group Limited             7,824
   708    Lend Lease Corporation Limited             9,876
 1,645    National Australia Bank Limited           25,055
 1,734    The News Corporation Limited              16,765
 1,810    The News Corporation Limited
          (Preferred)                               15,441
 2,465    Normandy Mining Limited                    1,740
 1,811    North Limited                              4,250
 1,741    Pioneer International Limited              5,224
   426    Rio Tinto Limited                          9,112
   799    TABCORP Holdings Limited                   5,387
 7,172    Telstra Corporation Limited               38,819
 1,264    WMC Limited                                6,941
 2,226    Westpac Banking Corporation Limited       15,289
 2,008    Woolworths Limited                         6,878
                                               -----------
          TOTAL INVESTMENTS IN AUSTRALIA
          (cost $242,570)                          241,988
                                               -----------
          AUSTRIA (0.2%)
    83    Bank Austria AG                            4,681
    67    Boehler-Uddeholm AG                        3,090
    65    Mayr-Melnhof Karton AG                     3,011
    57    OMV AG                                     5,539
    14    Oesterreichische
          Elektrizitaetswirtschafts-AG
          "Verbund" 'A' (a)                          1,967
    45    VA Technologie AG                          2,968
                                               -----------
          TOTAL INVESTMENTS IN AUSTRIA
          (cost $21,159)                            21,256
                                               -----------
          BELGIUM (0.9%)
    91    Delhaize "Le Lion" SA                      6,854
    53    Electrabel SA                             17,346
   693    Fortis 'B'                                24,997
    38    Groupe Bruxelles Lambert SA                7,653
   291    KBC Bancassurance Holding NV              15,677
    82    Solvay SA                                  6,771
   208    UCB SA                                     9,017
                                               -----------
          TOTAL INVESTMENTS IN BELGIUM (cost
          $87,912)                                  88,315
                                               -----------
          DENMARK (0.9%)
     1    A/S Dampskibsselskabet Svendborg
          'B'                                       16,651
    72    Bang & Olufsen Holding A/S 'B'             2,632
     1    D/S 1912 'B'                              11,778
    57    Danisco A/S                                2,222
    39    Den Danske Bank Group                      4,276

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          DENMARK (CONTINUED)
    60    ISS International Service System
          A/S 'B'(a)                           $     4,037
    46    Navision Software A/S (a)                  3,332
    95    Novo Nordisk A/S 'B'                      12,603
   243    Tele Danmark A/S                          18,060
   112    Unidanmark A/S 'A'                         7,884
    24    Vestas Wind Systems A/S (a)                4,256
                                               -----------
          TOTAL INVESTMENTS IN DENMARK
          (cost $87,354)                            87,731
                                               -----------
          FINLAND (2.9%)
    53    Finnlines Oyj                              1,654
   122    Metra Oyj 'B'                              2,273
   106    Metso Oyj (a)                              1,377
 1,175    Nokia Oyj                                212,980
    53    Pohjola Group Insurance Corporation
          'B'                                        3,202
   360    Raisio Group PLC                           1,425
   110    Sampo Insurance Company Ltd. 'A'           3,844
   735    Sonera Oyj                                50,367
   103    Tietoenator Oyj                            6,431
   312    UPM-Kymmene Oyj                           12,567
                                               -----------
          TOTAL INVESTMENTS IN FINLAND
          (cost $294,768)                          296,120
                                               -----------
          FRANCE (10.1%)
   166    Accor SA                                   8,019
    81    Air Liquide                               13,556
   186    Alcatel                                   42,705
   807    Aventis SA                                46,890
   328    Axa                                       45,713
   422    Banque Nationale de Paris (BNP)           38,926
    32    Bouygues SA                               20,333
   134    Canal Plus                                19,499
    83    Cap Gemini SA                             21,062
   326    Carrefour SA                              60,108
    20    Club Mediterranee SA (a)                   2,312
   100    Compagnie de Saint Gobain                 18,801
   194    Compagnie Generale des
          Etablissements Michelin 'B'                7,619
   137    Dassault Systemes SA                       8,926
    92    Etablissements Economiques du
          Casino Guichard-Perrachon SA              10,534
   989    France Telecom SA                        130,765
    84    Groupe Danone SA                          19,794
    62    L'Oreal SA                                49,729
    90    LVMH (Louis Vuitton Moet Hennessy)        40,303
   125    Lafarge SA (Ordinary)                     14,551
   155    Lagardere SCA                              8,429
    54    PSA Peugeot Citroen                       12,257
   107    Pechiney SA 'A'                            7,645
   101    Pernod Ricard                              5,777
   123    Pinault-Printemps-Redoute SA              32,452
    14    Publicis SA                                5,287
   274    STMicroelectronics                        42,160
    11    Sagem SA                                   7,643
   767    Sanofi-Synthelabo SA (a)                  31,930

                                                    INDEX FUNDS               51

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          FRANCE (CONTINUED)
   178    Schneider SA                         $    13,972
    49    Sidel SA                                   5,058
   110    Societe Generale 'A'                      25,588
    45    Sodexho Alliance                           7,962
   175    Suez Lyonnaise des Eaux SA                28,037
   187    Thomson CSF                                6,175
   710    Total Fina SA 'B'                         94,734
   338    Usinor SA                                  6,348
   116    Valeo SA                                   8,948
   545    Vivendi                                   49,201
                                               -----------
          TOTAL INVESTMENTS IN FRANCE
          (cost $1,015,087)                      1,019,748
                                               -----------
          GERMANY (10.3%)
    23    Adidas-Salomon AG                          1,721
   248    Allianz AG (Registered Shares)            83,412
   654    BASF AG                                   33,719
   777    Bayer AG                                  36,853
    42    Beiersdorf AG                              2,819
   956    DaimlerChrysler AG                        74,127
   634    Deutsche Bank AG (Registered
          Shares)                                   53,463
   473    Deutsche Lufthansa AG (Registered
          Shares)                                   11,289
 2,946    Deutsche Telekom AG                      210,630
   464    Dresdner Bank AG                          25,699
   145    EM.TV & Merchandising AG                   9,111
    95    Fresenius Medical Care AG                  8,313
   126    Gehe AG                                    4,885
    35    Heidelberger Zement AG                     2,731
   373    HypoVereinsbank                           25,542
    65    Kamps AG                                   4,484
    59    Karstadt AG                                2,373
   155    Linde AG                                   8,569
    87    MAN AG                                     3,228
   506    Mannesmann AG                            123,309
    87    Merck KGaA                                 2,716
   234    Metro AG                                  12,583
   164    Muenchener Rueckversicherungs-
          Gesellschaft AG (Registered Shares)       42,030
   216    Preussag AG                               12,309
   540    RWE AG                                    21,099
    56    SAP AG (Systeme, Anwendungen,
          Produkte in der Datenverarbeitung)        27,350
    45    SAP AG (Systeme, Anwendungen,
          Produkte in der Datenverarbeitung)
          (Preferred)                               27,144
    90    Schering AG                               10,953
   582    Siemens AG                                74,431
   560    Thyssen Krupp AG                          17,002
   552    Veba AG                                   26,932
   600    Viag AG                                   10,996
   349    Volkswagen AG                             19,600
   215    WCM Beteiligungs-und Grundbesitz AG        8,422
                                               -----------
          TOTAL INVESTMENTS IN GERMANY
          (cost $1,035,096)                      1,039,844
                                               -----------

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          HONG KONG (2.3%)
 2,200    Bank of East Asia, Ltd.              $     6,128
 2,500    CLP Holdings Limited                      11,514
 2,000    Cathay Pacific Airways                     3,564
 2,000    Cheung Kong (Holdings) Ltd.               25,344
 1,800    Hang Seng Bank Limited                    20,552
 7,000    Hong Kong and China Gas Company
          Ltd.                                       9,591
12,800    Hong Kong Telecom Limited                 36,969
 4,000    Hutchison Whampoa Limited                 58,150
 1,000    Johnson Electric Holdings Limited          6,420
 3,000    New World Development Company Ltd.         6,754
 6,000    Sino Land Company Limited                  3,473
 1,000    Swire Pacific Limited 'A'                  5,905
 3,000    Wharf (Holdings) Ltd.                      6,966
                                               -----------
          TOTAL INVESTMENTS IN HONG KONG
          (cost $233,134)                          232,592
                                               -----------
          IRELAND (0.4%)
   587    Allied Irish Banks PLC                     6,691
   254    CRH PLC                                    5,474
   354    DCC PLC                                    2,638
 1,810    eircom PLC                                 7,892
 1,473    Fyffes PLC                                 2,967
 1,018    Greencore Group PLC                        3,127
   167    Irish Continental Group PLC                1,715
 1,387    Jefferson Smurfit Group PLC                4,190
   268    Jurys Doyle Hotel Group PLC                1,984
   160    Ryanair Holdings PLC (a)                   1,724
 1,278    Tullow Oil PLC (a)                         1,660
 1,622    Waterford Wedgwood PLC                     1,650
                                               -----------
          TOTAL INVESTMENTS IN IRELAND
          (cost $41,734)                            41,712
                                               -----------
          ITALY (4.2%)
   980    Alitalia SpA                               2,334
 1,185    Assicurazioni Generali                    39,140
   249    Autogrill SpA                              3,134
 7,032    Banca di Roma SpA                          9,036
 4,582    Banca Intesa SpA                          18,595
   588    Banca Popolare di Milano (BPM)             4,577
 2,795    Benetton Group SpA                         6,417
 7,750    ENI SpA                                   42,611
 7,186    Enel SpA (a)                              30,103
   449    Fiat SpA                                  12,818
   645    La Rinascente SpA                          4,137
 1,047    Mediaset SpA                              16,279
   855    Mediobanca SpA                             8,722
   189    Mondadori (Arnoldo) Editore SpA            5,995
 3,840    Montedison SpA                             6,284
 5,093    Olivetti SpA (a)                          14,745
 1,495    Parmalat Finanziaria SpA                   1,912
 2,932    Pirelli SpA                                8,046
   882    Riunione Adriatica di Sicurta SpA          8,846
 1,593    San Paolo-IMI SpA                         21,640
 1,109    Sirti SpA                                  3,965
 1,034    Telecom Italia Mobile (TIM) SpA            4,925

 52              INDEX FUNDS

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          ITALY (CONTINUED)
 6,232    Telecom Italia Mobile (TIM) SpA      $    69,597
 3,405    Telecom Italia SpA                        48,004
 1,187    Telecom Italia SpA (Registered)            7,232
 4,316    Unicredito Italiano SpA                   21,210
                                               -----------
          TOTAL INVESTMENTS IN ITALY
          (cost $417,828)                          420,304
                                               -----------
          JAPAN (26.9%)
   200    Acom Co., Ltd.                            19,591
   100    Advantest Corporation                     26,421
 1,000    Ajinomoto Co., Inc.                       10,422
   100    Aoyamma Trading Co., Ltd.                  2,143
 3,000    The Asahi Bank, Ltd.                      18,495
 1,000    Asahi Breweries Limited                   10,940
 2,000    Asahi Chemical Industry Co., Ltd.         10,275
 2,000    Asahi Glass Company, Limited              15,481
   100    Asatsu-Dk Inc.                             6,752
 1,000    The Bank of Fukuoka, Ltd.                  6,938
 4,000    The Bank of Tokyo-Mitsubishi, Ltd.        55,739
 2,000    The Bank of Yokohama, Ltd.                 9,218
   100    Benesse Corporation                       24,073
 1,000    Bridgestone Corp.                         22,018
   100    CSK Corporation                           16,244
 1,000    Canon, Inc.                               39,730
 1,000    Casio Computer Co., Ltd.                   8,318
     2    Central Japan Railway Company             12,545
 1,000    Citizen Watch Co.                          6,361
 1,000    Dai Nippon Printing Co., Ltd.             15,951
 1,000    The Daiei, Inc.                            3,963
 1,000    Daiichi Pharmaceutical Co., Ltd.          13,005
 2,000    The Daiwa Bank, Ltd.                       5,871
 1,000    Daiwa House Industry Co., Ltd.             7,437
 1,000    Daiwa Securities Group Inc.               15,647
 1,000    Denki Kagaku Kogyo Kabushiki Kaisha        2,985
 1,000    Denso Corporation                         23,877
     5    East Japan Railway Company                26,960
 1,000    Ebara Corporation                         11,156
   200    Fanuc Ltd.                                25,462
 3,000    The Fuji Bank, Limited                    29,152
   100    Fuji Machine Manufacturing Co.,
          Ltd.                                       8,063
 1,000    Fuji Photo Film                           36,501
   100    Fuji Soft ABC Incorporated                 7,828
 2,000    Fujitsu Limited                           91,203
 1,000    The Furukawa Electric Co., Ltd.           15,168
   100    Hirose Electric Co. Ltd.                  22,419
 3,000    Hitachi Ltd.                              48,146
 1,000    Honda Motor Co., Ltd.                     37,186
 3,000    The Industrial Bank of Japan,
          Limited                                   28,917
 2,000    Itochu Corporation (a)                     9,962
 1,000    Japan Airlines Company, Ltd. (JAL)         2,965
     2    Japan Tobacco, Inc.                       15,305
   800    Kansai Electric Power Company, Inc.       13,943
 1,000    Kao Corporation                           28,525
 2,000    Kawasaki Heavy Industries Ltd.             2,662
 2,000    Kawasaki Steel Corporation (a)             3,581
 1,000    Kinki Nippon Railway Co., Ltd.             4,012

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          JAPAN (CONTINUED)
 1,000    Kirin Brewery Company, Ltd.          $    10,520
 2,000    Komatsu Ltd.                               9,199
   100    Konami Co., Ltd.                          17,859
 2,000    Kubota Corporation                         7,652
 1,000    Kuraray Co., Ltd.                         10,128
   200    Kyocera Corporation                       51,864
 2,000    Marubeni Corporation                       8,396
 1,000    Marui Co., Ltd.                           14,933
 2,000    Matsushita Electric Industrial
          Company, Ltd.                             55,387
   100    Meitec Corp.                               3,180
 1,000    Minebea Company Ltd.                      17,154
 2,000    Mitsubishi Chemical Corporation            7,046
 1,000    Mitsubishi Corporation                     7,721
 2,000    Mitsubishi Electric Corporation           12,917
 2,000    Mitsubishi Estate Company, Limited        19,513
 4,000    Mitsubishi Heavy Industries, Ltd.         13,348
 2,000    Mitsubishi Materials Corporation           4,893
 1,000    Mitsubishi Trust & Banking Corp.           8,807
 1,000    Mitsui & Co., Ltd.                         6,997
 1,000    Mitsui Fudosan Co., Ltd.                   6,772
 1,000    Mitsui Marine and Fire Insurance
          Company, Ltd.                              5,930
 2,000    The Mitsui Trust & Banking Co.,
          Ltd.                                       4,521
 1,000    Mitsukoshi, Ltd. (a)                       3,523
 2,000    NEC Corporation                           47,656
 1,000    NGK Insulators, Ltd.                       7,427
 1,000    NGK Spark Plug Co., Ltd.                   9,150
   100    Namco Ltd.                                 6,478
   100    Nichiei Co., Ltd.                          2,172
   100    Nintendo Company Ltd.                     16,616
 2,000    Nippon Express Co., Ltd.                  11,058
 1,000    Nippon Meat Packers, Inc.                 12,966
 2,000    Nippon Mitsubishi Oil Corp.                8,807
 1,000    Nippon Paper Industries Co. Ltd.           5,509
 1,000    Nippon Sheet Glass Company, Ltd.           5,186
 6,000    Nippon Steel Corporation                  14,033
    12    Nippon Telegraph & Telephone
          Corporation (NTT)                        205,499
 2,000    Nippon Yusen Kabushiki Kaisha              8,181
 4,000    Nissan Motor Co., Ltd. (a)                15,735
 1,000    Nisshinbo Industries Inc.                  4,521
 2,000    The Nomura Securities Co., Ltd.           36,109
 1,000    Obayashi Corporation                       4,726
 1,000    Oji Paper Co., Ltd.                        6,018
   100    Oriental Land Co., Ltd.                    8,592
   100    Orix Corporation                          22,527
 1,000    Osaka Gas Co.                              2,407
   200    Promise Co., Ltd.                         10,177
 1,000    Renown Incorporated                        2,446
   100    Rohm Company Ltd.                         41,100
   100    SMC Corporation                           22,125
 4,000    The Sakura Bank, Ltd.                     23,173
 1,000    Sankyo Company, Ltd.                      20,550
 2,000    Sanyo Electric Co., Ltd.                   8,122
   200    Sega Enterprises Ltd.                      6,361

                                                    INDEX FUNDS               53

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          JAPAN (CONTINUED)
 1,000    Sekisui Chemical Co., Ltd.           $     4,433
 1,000    Sekisui House, Ltd.                        8,856
 1,000    Sharp Corporation                         25,590
 1,000    Shin-Etsu Chemical Co., Ltd.              43,057
 1,000    Shionogi & Co., Ltd.                      12,144
 1,000    Shiseido Company, Limited                 14,581
 1,000    The Shizuoka Bank, Ltd.                   10,255
   100    Softbank Corporation                      95,704
   400    Sony Corporation                         118,603
 3,000    The Sumitomo Bank, Ltd.                   41,071
 1,000    Sumitomo Chemical Co., Ltd.                4,697
 1,000    Sumitomo Corporation                       9,698
 1,000    Sumitomo Electric Industries              11,557
 1,000    Sumitomo Heavy Industries, Ltd.            2,740
 1,000    Sumitomo Metal Industries, Ltd.              753
 1,000    Sumitomo Metal Mining Co.                  2,231
 1,000    Taisho Pharmaceutical Company, Ltd.       29,357
 1,000    Takeda Chemical Industries, Ltd.          49,418
   200    Takefuji Corporation                      25,032
 2,000    Teijin Limited                             7,378
   300    Tohoku Electric Power Co., Inc.            4,462
 2,000    The Tokai Bank Ltd.                       12,604
 2,000    The Tokio Marine & Fire Insurance
          Co. Ltd.                                  23,388
 1,400    Tokyo Electric Power                      37,538
 4,000    Tokyo Gas Co.                              9,747
 1,000    Toppan Printing Co., Ltd.                  9,981
 2,000    Toray Industries, Inc.                     7,750
 4,000    Toshiba Corporation                       30,531
 1,000    Toto Limited                               6,048
 4,000    Toyota Motor Corporation                 193,757
   100    Uni-Charm Corporation                      5,764
   100    World Co., Ltd.                           12,428
 1,000    Yamaha Corporation                         6,498
 1,000    Yamato Transport Co., Ltd.                38,751
 1,000    Yokogawa Electric Corporation              7,055
                                               -----------
          TOTAL INVESTMENTS IN JAPAN
          (cost $2,689,269)                      2,706,700
                                               -----------
          NETHERLANDS (5.2%)
 1,434    ABN AMRO Holding NV                       35,812
   136    ASM Lithography Holding NV (a)            15,106
   625    Aegon NV                                  60,357
   310    Akzo Nobel NV                             15,546
   301    Baan Company, NV (a)                       4,253
   226    Buhrmann NV                                3,402
   843    Elsevier NV                               10,068
   136    Getronics NV                              10,847
   191    Hagemeyer NV                               4,422
   261    Heineken NV                               12,726
    85    IHC Caland NV                              3,103
   896    ING Groep NV                              54,082
   486    KPN NV                                    47,423
   626    Koninklijke Ahold NV                      18,527

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          NETHERLANDS (CONTINUED)
   101    Koninklijke Luchtvaart Maatschappij
          NV (KLM)                             $     2,594
   317    Koninklijke (Royal) Philips
          Electronics NV                            43,095
   216    Oce NV                                     3,650
 2,047    Royal Dutch Petroleum Company            125,432
   408    TNT Post Group NV                         11,689
   505    Unilever NV 'A'                           27,888
   238    Vedior NV 'A'                              2,445
   250    Wolters Kluwer NV 'A'                      8,459
                                               -----------
          TOTAL INVESTMENTS IN THE
          NETHERLANDS
          (cost $518,544)                          520,926
                                               -----------
          NEW ZEALAND (0.1%)
 1,001    Fletcher Challenge Energy                  2,612
   529    Lion Nathan Limited                        1,229
 2,337    Telecom Corporation of New Zealand
          Limited                                   10,977
                                               -----------
          TOTAL INVESTMENTS IN NEW ZEALAND
          (cost $14,801)                            14,818
                                               -----------
          NORWAY (0.4%)
   232    ASK Proxima ASA (a)                        1,623
   963    Christiania Bank Og Kreditkasse            4,752
    62    Elkem ASA                                  1,433
   224    Merkantildata ASA                          2,715
   410    NCL Holdings ASA (a)                       1,772
   204    Norsk Hydro ASA                            8,564
   306    Orkla ASA 'A'                              5,276
   176    Petroleum Geo-Services (a)                 3,144
   171    Schibsted ASA                              3,183
   449    Storebrand ASA (a)                         3,422
                                               -----------
          TOTAL INVESTMENTS IN NORWAY
          (cost $35,732)                            35,884
                                               -----------
          PORTUGAL (0.4%)
 1,117    BPI-SGPS, SA (Registered Shares)           4,758
 1,074    Banco Comercial Portugues, SA (BCP)
          (Registered Shares)                        5,959
   302    Brisa-Auto Estradas de Portugal, SA        2,317
   587    EDP-Electricidade de Portugal, SA         10,244
   166    Jeronimo Martins SGPS, SA                  4,246
 1,070    Portugal Telecom SA (Registered
          Shares)                                   11,734
   110    Sonae SGPS, SA                             5,804
                                               -----------
          TOTAL INVESTMENTS IN PORTUGAL
          (cost $44,857)                            45,062
                                               -----------
          SINGAPORE (1.0%)
 1,000    City Developments Limited                  5,856
 2,000    DBS Group Holdings Limited                32,793
 1,000    DBS Land Limited                           1,970
 2,000    Keppel Corporation Ltd                     5,237
 2,000    Neptune Orient Lines Limited(a)            2,679
 2,000    Oversea-Chinese Banking Corporation
          Ltd                                       18,378
 1,000    Singapore Airlines Ltd                    11,351
 1,000    Singapore Technologies Engineering
          Ltd                                        1,549

 54              INDEX FUNDS

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          SINGAPORE (CONTINUED)
 6,000    Singapore Telecommunications, Ltd    $    12,396
 1,000    United Overseas Bank Ltd                   8,829
                                               -----------
          TOTAL INVESTMENTS IN SINGAPORE
          (cost $101,385)                          101,038
                                               -----------
          SPAIN (2.7%)
   138    ACS, Actividades de Construccion y
          Servicios, SA                              3,273
   108    Acerinox SA                                4,307
   512    Altadis                                    7,321
   606    Argentina, Caja Postal y Banco
          Hipotecario de Espana, SA                 14,237
 2,243    Banco Bilbao Vizcaya, SA                  31,938
 3,326    Banco Santander Central Hispano, SA       37,646
 1,120    Endesa SA                                 22,230
   360    Gas Natural SDG, SA 'E'                    8,291
   492    Grupo Dragados SA                          4,340
 1,081    Iberdrola SA                              14,979
 1,289    Repsol-YPF, SA                            29,880
 3,191    Telefonica SA (a)                         79,691
   460    TelePizza, SA (a)                          1,945
   416    Union Electrica Fenosa, SA                 7,264
                                               -----------
          TOTAL INVESTMENTS IN SPAIN
          (cost $266,121)                          267,342
                                               -----------
          SWEDEN (2.7%)
   216    Atlas Copco AB 'A'                         6,396
   442    Electrolux AB 'B'                         11,136
   647    ForeningsSparbanken AB                     9,521
   750    Hennes & Mauritz AB 'B'                   25,165
   123    NetCom AB 'B' (a)                          8,659
   179    OM Gruppen AB                              3,899
   142    SKF AB 'B'                                 3,461
   105    Sandvik AB 'A'                             3,294
   136    Sandvik AB 'B'                             4,339
   285    Securitas AB 'B'                           5,167
   500    Skandia Forsakrings AB                    15,128
   884    Skandinaviska Enskilda Banken (SEB)
          'A'                                        8,950
   176    Skanska AB 'B'                             6,568
   292    Svenska Cellulosa AB (SCA) 'B'             8,663
   538    Svenska Handelsbanken AB                   6,777
 1,868    Telefonaktiebolaget LM Ericsson 'B'      120,296
   358    Trelleborg AB (Class B)                    3,224
   391    Volvo AB 'B'                              10,127
    95    WM-Data AB 'B'                             5,883
                                               -----------
          TOTAL INVESTMENTS IN SWEDEN
          (cost $265,223)                          266,653
                                               -----------
          SWITZERLAND (5.6%)
   293    ABB Ltd. (a)                              35,850
    20    Adecco SA (Registered Shares)             15,581
    10    Alusuisse Lonza Group AG
          (Registered Shares)                        7,376
   255    Credit Suisse Group (Registered
          Shares)                                   50,705
     7    Holderbank Financiere Glarus AG 'B'        9,587

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          SWITZERLAND (CONTINUED)
     2    Jemoli Holding AG                    $     2,387
     7    Lonza AG (Registered Shares) (a)           4,257
    39    Nestle SA (Registered Shares)             71,473
    71    Novartis AG (Registered Shares)          104,290
     7    Roche Holdings AG (Bearer)                83,119
     1    Roche Holdings AG (Genusss)               16,335
    20    SAirGroup                                  4,027
     2    SGS Societe Generale de
          Surveillance Holding SA 'B' (a)            2,551
    15    Schweizerische Rueckversicherungs-
          Gesellschaft (Registered Shares)          30,826
     7    Sulzer AG (Registered Shares)              4,552
     5    The Swatch Group AG 'B'                    5,761
     6    The Swatch Group AG (Registered
          Shares)                                    1,398
    76    Swisscom AG (Registered Shares)           30,749
   201    UBS AG (Registered Shares)                54,300
    49    Zurich Allied AG                          27,952
                                               -----------
          TOTAL INVESTMENTS IN SWITZERLAND
          (cost $560,898)                          563,076
                                               -----------
          UNITED KINGDOM (18.9%)
   747    3i Group PLC                              13,324
   206    ARM Holdings PLC (a)                      13,890
 1,206    Abbey National PLC                        19,273
   744    Airtours PLC                               4,564
 1,744    Allied Zurich PLC                         20,537
   819    Amvescap PLC                               9,519
   409    Arjo Wiggins Appleton PLC                  1,485
 1,678    AstraZeneca Group PLC                     69,558
 1,357    BAA PLC                                    9,529
   184    BBA Group PLC                              1,485
 3,351    BG Group PLC                              21,637
   352    BOC Group PLC                              7,557
18,779    BP Amoco PLC                             188,699
 1,371    Barclays PLC                              39,437
   608    Barratt Developments PLC                   2,827
 1,070    Bass PLC                                  13,308
 1,139    Blue Circle Industries PLC                 6,614
 1,163    Boots Company PLC                         11,301
 3,145    British Aerospace PLC                     20,814
 1,369    British Airways PLC                        8,928
 2,577    British American Tobacco PLC              14,632
   838    The British Land Company PLC               5,546
 1,576    British Sky Broadcasting Group PLC
          ("BSkyB")                                 25,351
 6,218    British Telecommunications PLC           151,861
   331    Burmah Castrol PLC                         6,038
 1,337    CGU PLC                                   21,528
 2,078    Cadbury Schweppes PLC                     12,545
 1,086    Canary Wharf Finance PLC (a)               6,749
   233    Capita Group PLC                           4,231
   875    Carlton Communications PLC                 8,517
   287    Celltech Group PLC (a)                     2,451
 3,291    Centrica PLC                               9,323
   491    Compass Group PLC                          6,737

                                                    INDEX FUNDS               55

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          UNITED KINGDOM (CONTINUED)
 3,931    Corus Group PLC                      $    10,216
 2,984    Diageo PLC                                23,988
   497    Dixons Group PLC                          11,946
   984    EMI Group PLC                              9,649
    31    Eidos PLC (a)                              2,720
   232    Electrocomponents PLC                      2,567
 1,092    FKI PLC                                    4,230
   554    GKN PLC                                    8,719
 1,362    George Wimpey PLC                          2,440
 3,428    Glaxo Wellcome PLC                        96,836
 1,516    Granada Group PLC                         15,356
 1,318    The Great Universal Stores PLC             7,702
 8,050    HSBC Holdings PLC                        112,141
 2,037    Halifax PLC                               22,573
   876    Hanson PLC                                 7,339
   671    Hays PLC                                  10,680
 2,157    Hilton Group PLC                           6,903
   763    IMI PLC                                    3,301
   902    Imperial Chemical Industries PLC           9,544
 3,316    Invensys PLC                              18,039
 1,478    J Sainsbury PLC                            8,332
 1,107    Kingfisher PLC                            12,276
 2,172    LASMO PLC                                  4,128
   795    Land Securities PLC                        8,906
 4,107    Legal & General Group PLC                 11,171
 5,100    Lloyds TSB Group PLC                      63,760
   321    Logica PLC                                 8,275
 2,587    Marconi PLC                               45,747
 3,347    Marks & Spencer PLC                       15,925
   651    Misys PLC                                 10,141
 1,095    National Grid Group PLC                    8,325
 1,622    National Power PLC                         9,386
   952    Nycomed Amersham PLC                       5,924
   516    Pearson PLC                               16,692
   761    The Peninsular and Oriental Steam
          Navigation Company                        12,689
 1,321    Pilkington PLC                             1,802
 1,751    Prudential Corporation PLC                34,483
    98    Psion PLC                                  4,271
   124    RMC Group PLC                              1,701
   484    Racal Electronic PLC                       4,336
   588    Railtrack Group PLC                        9,871
   377    Rank Group PLC                             1,193
 1,386    Reed International PLC                    10,370
 2,921    Rentokil Initial PLC                      10,644
 1,322    Reuters Group PLC                         18,128
   918    Rio Tinto PLC (Registered Shares)         22,153

----------------------------------------------------------
SHARES
 HELD     INVESTMENTS                             VALUE
----------------------------------------------------------
          UNITED KINGDOM (CONTINUED)
 1,005    Royal Bank of Scotland Group PLC     $    17,813
   547    SEMA Group PLC                             9,836
 1,371    The Sage Group PLC                        16,720
   197    Schroders PLC                              3,962
 2,140    Scottish Power PLC                        16,201
   394    Seton Scholl Healthcare Group PLC          4,988
   527    Slough Estates PLC                         2,999
 1,461    Smith & Nephew PLC                         4,905
 5,260    SmithKline Beecham PLC                    67,076
   480    Smiths Industries PLC                      7,167
 2,330    Stagecoach Holdings PLC                    5,999
   483    TI Group PLC                               3,703
   414    Tarmac PLC                                 3,676
   828    Tate & Lyle PLC                            5,319
 5,731    Tesco PLC                                 17,415
   573    Thames Water PLC                           7,140
   834    Unigate PLC                                4,173
 2,468    Unilever PLC                              18,146
 1,020    United Biscuits (Holdings) PLC             4,363
   811    United Utilities PLC                       8,424
29,226    Vodafone AirTouch PLC                    144,714
   619    WPP Group PLC                              9,802
   247    Williams PLC                               1,123
   843    Wolseley PLC                               6,460
                                               -----------
          TOTAL INVESTMENTS IN THE UNITED
          KINGDOM (cost $1,906,376)              1,899,437
                                               -----------

----------------------------------------------------------
   FACE
  AMOUNT     ISSUE                                VALUE
----------------------------------------------------------
             SHORT-TERM SECURITIES (99.8%)
             COMMERCIAL PAPER* (14.9%)
$  500,000   Associates First Capital Corp.,
             4% due 1/03/2000                  $   499,889
   500,000   The CIT Group Holdings, Inc.,
             4.75% due 1/03/2000                   499,868
   500,000   General Motors Acceptance Corp.,
             5% due 1/03/2000                      499,861
                                               -----------
             TOTAL INVESTMENTS IN COMMERCIAL
             PAPER (cost $1,499,618)             1,499,618
                                               -----------
             US GOVERNMENT AGENCY
             OBLIGATIONS* (84.9%)
 2,500,000   Federal Farm Credit Banks, 4.35%
             due 1/14/2000                       2,496,073
 1,047,000   Federal Home Loan Banks, 5.15%
             due 1/26/2000                       1,043,256

 56              INDEX FUNDS

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999 (CONCLUDED)

----------------------------------------------------------
   FACE
  AMOUNT     ISSUE                                VALUE
----------------------------------------------------------
             US GOVERNMENT AGENCY
             OBLIGATIONS* (CONTINUED)
$2,500,000   Federal Home Loan Mortgage
             Corporation, 4.30% due 1/13/2000  $ 2,496,417
 2,500,000   Federal National Mortgage
             Association, 4% due 1/19/2000       2,495,000
                                               -----------
             TOTAL INVESTMENTS IN US
             GOVERNMENT AGENCY OBLIGATIONS
             (cost $8,530,746)                   8,530,746
                                               -----------
             TOTAL INVESTMENTS IN SHORT-TERM
             SECURITIES (cost $10,030,364)      10,030,364
                                               -----------
             TOTAL INVESTMENTS -- 198.3%
             (cost $19,910,212)                 19,940,910
             LIABILITIES IN EXCESS OF OTHER
             ASSETS -- (98.3)%                  (9,886,592)
                                               -----------
             NET ASSETS -- 100.0%              $10,054,318
                                               ===========

------------------------------------------------------
* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

(a) Non-income producing security.

See accompanying notes to financial statements.

                                                    INDEX FUNDS               57

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                            AS OF
                                                                                      DECEMBER 31, 1999
                                                                                      -----------------
ASSETS:
  Investments, at value (identified cost -- $19,910,212)                                 $19,940,910
  Cash                                                                                           856
  Investment adviser receivable                                                                  298
  Prepaid expenses                                                                            11,900
                                                                                         -----------
       Total Assets                                                                       19,953,964
                                                                                         -----------
LIABILITIES:
  Securities purchased payable                                                             9,887,404
  Accrued expenses                                                                            12,242
                                                                                         -----------
       Total Liabilities                                                                   9,899,646
                                                                                         -----------
NET ASSETS:
NET ASSETS                                                                               $10,054,318
                                                                                         ===========
NET ASSETS CONSIST OF:
  Partners' capital                                                                      $10,031,175
  Unrealized appreciation on investments and foreign currency transactions -- net             23,143
                                                                                         -----------
  Net assets                                                                             $10,054,318
                                                                                         ===========

------------------------------------------------------
See accompanying notes to financial statements.

 58              INDEX FUNDS

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                   FOR THE PERIOD
                                                                                 DECEMBER 30, 1999+
                                                                                TO DECEMBER 31, 1999
                                                                                --------------------
INVESTMENT INCOME:
  Interest and discount earned                                                        $ 1,219
EXPENSES:
  Accounting services                                         $   150
  Offering costs                                                  100
  Pricing fees                                                     50
  Custodian fees                                                   42
  Investment advisory fees                                          6
                                                              -------
  Total expenses before reimbursement                             348
  Reimbursement of expenses                                      (304)
                                                              -------
       Total expenses after reimbursement                                                  44
                                                                                      -------
INVESTMENT INCOME -- NET                                                                1,175
                                                                                      -------
UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN CURRENCY
TRANSACTIONS -- NET:
  Unrealized appreciation/depreciation on:
     Investments -- net                                        30,698
     Foreign currency transactions -- net                      (7,555)                 23,143
                                                              -------                 -------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                                          $24,318
                                                                                      =======

------------------------------------------------------

+ Commencement of operations.

See accompanying notes to financial statements.

                                                    INDEX FUNDS               59

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE PERIOD
                                                                                     DECEMBER 30, 1999+
                                                                                    TO DECEMBER 31, 1999
                                                                                    --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income -- net                                                              $     1,175
  Unrealized appreciation on investments and foreign currency
     transactions -- net                                                                     23,143
                                                                                        -----------
  Net increase in net assets resulting from operations                                       24,318
                                                                                        -----------
NET CAPITAL CONTRIBUTIONS:
  Increase in net assets derived from net capital contributions                          10,030,000
                                                                                        -----------
NET ASSETS:
  Total increase in net assets                                                           10,054,318
  Beginning of period                                                                            --
                                                                                        -----------
  End of period                                                                         $10,054,318
                                                                                        ===========

------------------------------------------------------

+ Commencement of operations.

See accompanying notes to financial statements.

 60              INDEX FUNDS

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.

                                                                   FOR THE PERIOD
                                                                 DECEMBER 30, 1999+
                                                                TO DECEMBER 31, 1999
                                                                --------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses, net of reimbursement                                          .08%*
                                                                      -------
  Expenses                                                                .63%*
                                                                      -------
  Investment income -- net                                               2.14%*
                                                                      -------
SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                            $10,054
                                                                      -------
  Portfolio turnover                                                      .00%
                                                                      =======

------------------------------------------------------
* Annualized.

+ Commencement of operations.

See accompanying notes to financial statements.

                                                    INDEX FUNDS               61

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(A) VALUATION OF INVESTMENTS

Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(B) DERIVATIVE FINANCIAL INSTRUMENTS

The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

- Forward foreign exchange contracts -- The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

 62              INDEX FUNDS

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

--------------------------------------------------------------------------------

- Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(C) FOREIGN CURRENCY TRANSACTIONS

Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(D) INCOME TAXES

The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(E) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the period December 30, 1999 to December 31, 1999, FAM earned fees of $6, all of which were waived. FAM also reimbursed the Fund for additional expenses of $298.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. INVESTMENTS

Purchases of investments, excluding short-term securities, for the period December 30, 1999 to December 31, 1999 was $9,879,849.

                                                    INDEX FUNDS               63

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
--------------------------------------------------------------------------------

Net unrealized gains (losses) as of December 31, 1999 were as follows:

                                                                  UNREALIZED
                                                                    GAINS
                                                                   (LOSSES)
                                                                --------------
Investments:
  Long-term.................................................       $30,698
                                                                   -------
          Total investments.................................        30,698
                                                                   -------
Currency Transactions:
  Foreign currency transactions.............................        (7,555)
                                                                   -------
          Total currency transactions.......................        (7,555)
                                                                   -------
          Total.............................................       $23,143
                                                                   -------

As of December 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $30,698, of which $45,565 related to appreciated securities and $14,867 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $19,910,212.

4. COMMITMENTS

At December 31, 1999, the Series entered into foreign exchange contracts, under which it had agreed to purchase foreign currency with the approximate value of $9,989,000.

 64              INDEX FUNDS

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master International (Capitalization Weighted) Index Series (one of the series constituting Quantitative Master Series Trust) as of December 31, 1999, the related statements of operations and changes in net assets and the financial highlights for the period December 30, 1999 (commencement of operations) to December 31, 1999. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust as of December 31, 1999, the result of its operations, the changes in its net assets, and the financial highlights for the respective stated period in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 15, 2000

                                                    INDEX FUNDS               65

                       MASTER AGGREGATE BOND INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999

--------------------------------------------------------
   FACE
  AMOUNT      ISSUE                            VALUE
--------------------------------------------------------
US GOVERNMENT & AGENCY OBLIGATIONS (42.5%)
$ 5,800,000   Federal Home Loan Mortgage
              Corporation, 5.75% due
              7/15/2003                     $  5,611,691
  1,300,000   Federal Home Loan Mortgage
              Corporation, 7.18% due
              6/27/2006                        1,311,978
  1,200,000   Federal National Mortgage
              Association, 5.625% due
              3/15/2001                        1,188,496
    300,000   Federal National Mortgage
              Association, 5.45% due
              10/10/2003                         286,317
    220,000   Federal National Mortgage
              Association, 6.85% due
              4/05/2004                          219,803
  1,700,000   Federal National Mortgage
              Association, 5.75% due
              2/15/2008                        1,565,261
    700,000   Financing Corp., 9.80% due
              11/30/2017                         875,217
  1,490,000   Tennessee Valley Authority,
              Series E, 6.25% due
              12/15/2017                       1,337,275
    800,000   United States Treasury
              Bonds, 8.75% due 11/15/2008        855,872
 24,850,000   United States Treasury
              Bonds, 8.75% due 5/15/2017      29,680,094
  8,000,000   United States Treasury
              Bonds, 6.625% due 2/15/2027      7,928,720
  5,400,000   United States Treasury
              Bonds, 6.375% due 8/15/2027      5,186,538
  1,600,000   United States Treasury
              Bonds, 6.125% due 11/15/2027     1,488,992
  8,900,000   United States Treasury
              Notes, 5.375% due 2/15/2001      8,824,884
  4,700,000   United States Treasury
              Notes, 5.00% due 2/28/2001       4,639,793
  5,300,000   United States Treasury
              Notes, 4.875% due 3/31/2001      5,218,009
  4,700,000   United States Treasury
              Notes, 5.00% due 4/30/2001       4,630,957
  9,600,000   United States Treasury
              Notes, 5.25% due 5/31/2001       9,477,024
  4,000,000   United States Treasury
              Notes, 5.50% due 7/31/2001       3,956,880
  4,900,000   United States Treasury
              Notes, 5.50% due 8/31/2001       4,844,091
  2,200,000   United States Treasury
              Notes, 5.875% due 11/30/2001     2,185,898
 12,530,000   United States Treasury
              Notes, 6.50% due 5/31/2002      12,590,645
  2,400,000   United States Treasury
              Notes, 5.50% due 1/31/2003       2,344,872
  2,800,000   United States Treasury
              Notes, 5.25% due 8/15/2003       2,699,816
  3,500,000   United States Treasury
              Notes, 5.75% due 8/15/2003       3,428,355

--------------------------------------------------------
   FACE
  AMOUNT      ISSUE                            VALUE
--------------------------------------------------------
US GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
$ 5,200,000   United States Treasury
              Notes, 4.25% due 11/15/2003   $  4,829,500
  7,400,000   United States Treasury
              Notes, 4.75% due 2/15/2004       6,980,272
  3,400,000   United States Treasury
              Notes, 5.875% due 2/15/2004      3,339,956
  7,700,000   United States Treasury
              Notes, 5.25% due 5/15/2004       7,376,369
  3,120,000   United States Treasury
              Notes, 6.00% due 8/15/2004       3,071,234
  6,200,000   United States Treasury
              Notes, 5.875% due 11/15/2005     6,018,836
  5,550,000   United States Treasury
              Notes, 6.25% due 2/15/2007       5,460,700
  5,400,000   United States Treasury
              Notes, 6.625% due 5/15/2007      5,421,114
  3,200,000   United States Treasury
              Notes, 6.125% due 8/15/2007      3,120,000
  4,400,000   United States Treasury
              Notes, 5.50% due 5/15/2009       4,099,568
    600,000   United States Treasury
              Notes, 6.00% due 8/15/2009         581,250
                                            ------------
              TOTAL INVESTMENTS IN US
              GOVERNMENT & AGENCY
              OBLIGATIONS (cost
              $179,447,005)                  172,676,277
                                            ------------
US GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS**
(34.1%)
  1,318,435   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              5.50% due
              10/01/2013-1/01/2014             1,226,065
  1,446,507   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              5.50% due
              12/01/2028-2/01/2029             1,282,217
    575,842   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              6.00% due
              4/01/2013-8/01/2013                547,996
    495,529   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              6.00% due 5/01/2029                454,131
  7,276,253   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              6.50% due
              1/01/2026-7/01/2029              6,875,007
  3,737,217   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              7.00% 1/01/2008-6/01/2013        3,709,974
 13,231,361   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              7.00% due
              9/01/2025-10/01/2029            12,821,418
  1,380,608   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              7.50% due
              5/01/2007-5/01/2013              1,393,694
  5,733,740   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              7.50% due
              1/01/2023-11/01/2029             5,683,889

 66              INDEX FUNDS

                       MASTER AGGREGATE BOND INDEX SERIES

--------------------------------------------------------
   FACE
  AMOUNT      ISSUE                            VALUE
--------------------------------------------------------
US GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS**
  (CONTINUED)
$ 4,220,546   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              8.00% due
              6/01/2024-1/01/2028           $  4,257,428
    554,003   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              8.50% due
              5/01/2028-2/01/2029                568,806
    432,543   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              9.00% due 6/01/2025                452,093
    639,790   Federal Home Loan Mortgage
              Corporation -- Gold Program,
              9.50% due 2/01/2019                682,651
  1,201,958   Federal National Mortgage
              Association, 5.50% due
              6/01/2011-2/01/2014              1,117,287
  8,635,388   Federal National Mortgage
              Association, 6.00% due
              2/01/2013-7/01/2014              8,203,758
 11,894,468   Federal National Mortgage
              Association, 6.00% due
              1/01/2026-7/01/2029             10,897,788
    395,498   Federal National Mortgage
              Association, 6.50%(2) due
              10/01/2004                         390,381
  7,732,002   Federal National Mortgage
              Association, 6.50% due
              1/01/2013-7/01/2014              7,515,371
 25,092,813   Federal National Mortgage
              Association, 6.50% due
              12/01/2025-5/01/2029            23,699,537
    393,925   Federal National Mortgage
              Association, 7.00% due
              6/01/2014                          389,699
  8,052,446   Federal National Mortgage
              Association, 7.00% due
              4/01/2027-9/01/2028              7,800,016
  4,179,813   Federal National Mortgage
              Association, 7.50% due
              8/01/2027-11/01/2027             4,137,050
    400,000   Federal National Mortgage
              Association, 7.50% due
              TBA(1)                             395,750
    197,989   Government National Mortgage
              Association, 5.50% due
              4/15/2029                          174,881

--------------------------------------------------------
   FACE
  AMOUNT      ISSUE                            VALUE
--------------------------------------------------------
US GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS**
  (CONTINUED)
$   553,741   Government National Mortgage
              Association, 6.00% due
              6/15/2011-2/15/2012           $    529,482
  2,525,259   Government National Mortgage
              Association, 6.00% due
              4/20/2026-6/15/2029              2,301,535
    180,213   Government National Mortgage
              Association, 6.50% due
              2/15/2014                          174,807
  8,510,529   Government National Mortgage
              Association, 6.50% due
              4/15/2026-7/20/2029              7,991,144
    192,727   Government National Mortgage
              Association, 7.00% due
              4/15/2013                          190,983
 10,130,466   Government National Mortgage
              Association, 7.00% due
              12/15/2023-10/15/2029            9,799,427
    400,000   Government National Mortgage
              Association, 7.00% due
              TBA(1)                             395,872
  6,307,171   Government National Mortgage
              Association, 7.50% due
              3/15/2024-12/15/2029             6,244,022
  3,125,069   Government National Mortgage
              Association, 8.00% due
              12/15/2022-12/15/2029            3,164,002
    500,000   Government National Mortgage
              Association, 8.00% due
              TBA(1)                             505,000
  1,427,602   Government National Mortgage
              Association, 8.50% due
              11/15/2017-3/15/2028             1,470,044
    799,144   Government National Mortgage
              Association, 9.00% due
              11/15/2016-11/15/2024              839,023
     82,962   Government National Mortgage
              Association, 9.50% due
              9/15/2021                           88,302
                                            ------------
              TOTAL US GOVERNMENT AGENCY
              MORTGAGE-BACKED OBLIGATIONS
              (cost $143,720,973)            138,370,530
                                            ------------

                                                    INDEX FUNDS               67

                       MASTER AGGREGATE BOND INDEX SERIES

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
 INDUSTRIES -- BANKING (2.8%)
A         Aa3     $1,000,000   BankAmerica Corpo-
                               ration, 6.875% due
                               6/01/2003            $    989,680
NR        A2       2,000,000   BankBoston NA,
                               8.375% due
                               12/15/2002              2,051,720
                               Chase Manhattan Corporation:
A         A1       1,000,000   9.75% due
                               11/01/2001              1,047,340
A         A1         500,000   6.75% due 8/15/2008       475,700
                               Citicorp:
A         A1         500,000   9.50% due 2/01/2002       524,445
A         A1         500,000   7.625% due
                               5/01/2005                 505,430
A         A1         500,000   6.375% due
                               11/15/2008                462,205
A         A1       1,000,000   First Bank Systems,
                               Inc., 7.55% due
                               6/15/2004                 999,890
A-        A3       1,020,000   Fleet/Norstar
                               Financial Group,
                               Inc., 8.125% due
                               7/01/2004               1,044,531
A         Aa3      1,335,000   Norwest Corp.,
                               5.75% due 2/01/2003     1,284,911
A-        A1       1,050,000   Republic New York,
                               7.53% due
                               12/04/2026                913,847
AA        Aa2        230,000   Swiss Bank Corp.,
                               NY, 7.50% due
                               7/15/2025                 219,618
A-        Aa3      1,000,000   Wells Fargo
                               Capital, 8.125% due
                               12/01/2026 (a)            942,231
                                                    ------------
                                                      11,461,548
                                                    ------------
FINANCIAL SERVICES (2.0%)
A         Aa3        500,000   Citigroup Capital
                               II, 7.75% due
                               12/01/2036                456,726
BBB       Baa1       500,000   EOP Operating LP,
                               6.75% due 2/15/2008       459,845
A         A2         500,000   Equitable Companies
                               Inc., 9% due
                               12/15/2004                530,580
A-        A3         200,000   Heller Financial
                               Inc., 7% due
                               5/15/2002                 198,906
                               Lehman Brothers Holdings Inc.:
A         Baa1       500,000   7.625% due
                               6/01/2006                 496,030
A         Baa1     1,000,000   7.20% due 8/15/2009       954,400
A         Aa3      1,000,000   Morgan Stanley
                               Group, Inc., 6.50%
                               due 3/30/2001             994,580
BBB       Baa1     1,000,000   PaineWebber Group
                               Inc., 7.74% due
                               1/30/2012                 971,110
A         Aa3      2,000,000   Salomon Smith Bar-
                               ney Holdings, Inc.,
                               6.25% due 5/15/2003     1,938,800

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
BBB       Baa1    $  500,000   Simon Debartolo,
                               6.75% due 7/15/2004  $    470,600
BBB       Baa2       500,000   Spieker Properties
                               LP, 6.875% due
                               2/01/2005                 475,975
                                                    ------------
                                                       7,947,552
                                                    ------------
FINANCIAL SERVICES -- CONSUMER (0.9%)
                               Associates Corp. NA:
AA-       Aa3        500,000   6.50% due 7/15/2002       494,615
AA-       Aa3        500,000   7.23% due 5/17/2006       496,935
A         Aa3        200,000   CIT Group Holdings,
                               Inc., 5.875% due
                               10/15/2008                176,538
A         A2       1,000,000   Household Finance
                               Corp., 5.875% due
                               2/01/2009                 884,610
BBB       Baa3     1,000,000   Newcourt Credit
                               Group, 6.875% due
                               2/16/2005                 979,620
A-        A3         500,000   Washington Mutual,
                               Inc., 7.25% due
                               6/15/2001                 499,665
                                                    ------------
                                                       3,531,983
                                                    ------------
FOREIGN GOVERNMENT OBLIGATIONS (1.0%)
AA        Aa2        500,000   Canada Government
                               Bond, 5.25% due
                               11/05/2008                440,950
AA-       Aa2      1,000,000   Province of British
                               Columbia, 7.25% due
                               9/01/2036                 945,770
                               Province of Ontario:
AA-       Aa3        500,000   7.375% due
                               1/27/2003                 505,200
AA-       Aa3        500,000   7.625% due
                               6/22/2004                 510,940
A         A2         750,000   Province of
                               Saskatchewan, 8%
                               due 7/15/2004             775,860
AA        Aa3      1,000,000   Republic of Italy,
                               6.875% due
                               9/27/2023                 947,290
                                                    ------------
                                                       4,126,010
                                                    ------------
INDUSTRIAL -- CONSUMER GOODS (1.5%)
A         A1       1,000,000   Anheuser-Busch
                               Companies, Inc.,
                               6.75% due
                               11/01/2006                963,970
A         A3       1,000,000   Coca-Cola Enter-
                               prises, 6.75% due
                               9/15/2028                 881,120
BBB-      Baa3     1,000,000   Fred Meyer Inc.,
                               7.45% due 3/01/2008       973,800
AA        Aa2      1,000,000   McDonald's Corp.,
                               5.35% due 9/15/2008       877,650
                               Nabisco Inc.:
BBB       Baa2     1,000,000   6% due 2/15/2011          985,060
BBB       Baa2       500,000   6.375% due
                               2/01/2035                 464,360

 68              INDEX FUNDS

                       MASTER AGGREGATE BOND INDEX SERIES

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
INDUSTRIAL -- CONSUMER GOODS (CONTINUED)
                               Philip Morris Companies, Inc.:
A         A2      $  500,000   9% due 1/01/2001     $    506,900
A         A2         365,000   6.95% due 6/01/2006       359,562
                                                    ------------
                                                       6,012,422
                                                    ------------
INDUSTRIAL -- ENERGY (1.3%)
BBB-      Baa3       500,000   CMS Panhandle
                               Holding Co., 6.50%
                               due 7/15/2009 (a)         457,195
AA-       A2         500,000   Consolidated
                               Natural Gas
                               Company, 6.625% due
                               12/01/2008                464,120
                               Enron Corp.:
BBB       Baa2       500,000   6.625% due
                               10/15/2003                485,580
BBB       Baa3     1,000,000   6.75% due 7/01/2005       957,630
                               KN Energy, Inc.:
BBB-      Baa2       500,000   6.45% due 3/01/2003       486,035
BBB-      Baa2       500,000   6.65% due 3/01/2005       478,525
BBB       Baa3       500,000   Occidental
                               Petroleum Corp.,
                               8.45% due 2/15/2029       518,590
A-        A3       1,000,000   Phillips Petroleum,
                               8.86% due 5/15/2022     1,011,490
BBB-      Baa2       150,000   USX Corp., 8.125%
                               due 7/15/2023             149,867
BBB       Baa2       500,000   Ultramar Diamond
                               Shamrock, 8% due
                               4/01/2023                 477,570
                                                    ------------
                                                       5,486,602
                                                    ------------
INDUSTRIAL -- MANUFACTURING (3.3%)
A         A2         500,000   Atlantic Richfield
                               Company, 8.44% due
                               2/21/2012                 541,990
AA-       A1         500,000   Boeing Co., 6.35%
                               due 6/15/2003             489,700
A         A1         150,000   Chrysler Corp.,
                               7.45% due 3/01/2027       145,351
A-        Baa1       500,000   Dana Corporation,
                               7% due 3/01/2029          435,060
                               Ford Motor Credit Company:
A         A1       1,000,000   7.75% due
                               11/15/2002              1,016,650
A         A1       1,500,000   7.20% due 6/15/2007     1,472,115
AAA       Aaa        300,000   General Electric
                               Capital Corp.,
                               8.375% due
                               3/01/2001                 305,520
                               General Motors Acceptance Corp.:
A         A2         100,000   9.375% due
                               4/01/2000                 100,789
A         A2       1,400,000   9% due 10/15/2002
                               (b)                     1,466,598
A         A2         600,000   8.80% due 3/01/2021       659,856
BBB-      Baa2       500,000   Georgia-Pacific
                               Corp., 7.375% due
                               12/01/2025                458,300
A         A1       1,000,000   International
                               Business Machines
                               Corp., 7.125% due
                               12/01/2096                913,890

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
INDUSTRIAL -- MANUFACTURING (CONTINUED)
                               Lockheed Martin Corp.:
BBB       Baa1    $  500,000   7.25% due 5/15/2006  $    476,930
BBB       Baa1       500,000   7.70% due 6/15/2008       479,645
A         A2         400,000   Lucent Technologies
                               Inc., 6.90% due
                               7/15/2001                 400,784
BBB       Baa1       600,000   Raytheon Co., 6.75%
                               due 3/15/2018             521,136
BBB       A3         500,000   Saga Petroleum ASA,
                               7.25% due 9/23/2027       452,545
BBB       Ba1        500,000   Seagate Technology,
                               Inc., 7.45% due
                               3/01/2037                 435,685
BBB       Baa1     1,000,000   TRW Inc., 6.25% due
                               1/15/2010                 878,390
NR(*)     Baa2     1,500,000   Union Carbide Cor-
                               poration, 6.25% due
                               6/15/2003               1,451,865
BBB       A2         500,000   Xerox Capital Trust
                               I, 8% due 2/01/2027       449,884
                                                    ------------
                                                      13,552,683
                                                    ------------
INDUSTRIAL -- OTHER (0.9%)
                               CSX Corp.:
BBB       Baa2       500,000   7.45% due 5/01/2007       491,510
BBB       Baa2       200,000   7.90% due 5/01/2017       198,182
BBB-      Baa3       750,000   Delta Airlines,
                               10.375% due
                               2/01/2011                 857,258
BBB       Baa1       500,000   Norfolk Southern
                               Corporation, 7.70%
                               due 5/15/2017             488,450
BBB-      Baa3     1,000,000   Union Pacific
                               Corp., 9.625% due
                               12/15/2002              1,060,860
BB        Baa3       650,000   United Airlines, 9%
                               due 12/15/2003            670,111
                                                    ------------
                                                       3,766,371
                                                    ------------
INDUSTRIAL -- SERVICES (3.0%)
BBB       Baa3       450,000   Comcast Cable Com-
                               munications, 8.375%
                               due 5/01/2007             465,155
A-        Baa1       500,000   Computer Associates
                               International,
                               Inc., 6.375% due
                               4/15/2005                 465,065
A-        A3       1,000,000   Dayton Hudson
                               Corp., 10% due
                               1/01/2011               1,169,360
A-        A3       1,000,000   Hertz Corp., 7% due
                               1/15/2028                 885,990
                               J.C. Penney Company, Inc.:
BBB       A3       1,000,000   7.60% due 4/01/2007       929,540
BBB       A3         200,000   7.95% due 4/01/2017       177,824
BBB-      Baa3     1,000,000   J Seagrams & Sons,
                               7% due 4/15/2008          950,600
A         A1         360,000   The May Department
                               Stores Company,
                               7.60% due 6/01/2025       352,753

                                                    INDEX FUNDS               69

                       MASTER AGGREGATE BOND INDEX SERIES

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
INDUSTRIAL -- SERVICES (CONTINUED)
BBB-      Baa3    $2,000,000   News America Inc.,
                               7.25% due 5/18/2018  $  1,813,240
AA        Aa2        500,000   The Procter & Gam-
                               ble Company, 8% due
                               9/01/2024                 537,040
A-        A2         500,000   Sears Discover
                               Credit Corp., 9.14%
                               due 3/13/2012             532,745
A-        A2         500,000   Sears, Roebuck &
                               Co., 6.25% due
                               1/15/2004                 474,570
BBB       Baa1     1,000,000   Service Corp.
                               International, 6%
                               due 12/15/2005            700,450
                               Tele-Communications Inc.:
AA-       A2       1,375,000   8.25% due 1/15/2003     1,422,836
AA-       A2         100,000   9.80% due 2/01/2012       116,834
BBB       Baa3     1,000,000   Time Warner Inc.,
                               7.75% due 6/15/2005     1,011,030
                                                    ------------
                                                      12,005,032
                                                    ------------
UTILITIES -- COMMUNICATIONS (1.8%)
A         A2       1,000,000   360 Communications
                               Co., 7.125% due
                               3/01/2003                 994,480
AA-       A1       1,000,000   AT&T Corporation,
                               6% due 3/15/2009          907,120
AA        Aa2      1,000,000   Bell Atlantic, PA,
                               6% due 12/01/2028         789,950
AAA       Aaa        900,000   BellSouth Telecom-
                               munications, Inc.,
                               6.75% due
                               10/15/2033                793,206
A         Baa1       750,000   GTE Corp., 7.83%
                               due 5/01/2023             711,998
A-        A3         150,000   MCI Communications
                               Corp., 7.50% due
                               8/20/2004                 151,614
A-        A3         750,000   MCI WorldCom Inc.,
                               7.75% due 4/01/2007       764,843
AA        Aa3        500,000   Southwestern Bell
                               Telecommunications,
                               6.625% due
                               7/15/2007                 478,655
BBB       Baa1       500,000   Sprint Capital
                               Corporation, 6.125%
                               due 11/15/2008            453,340
A         Baa1       700,000   US West Communi-
                               cations, 6.875% due
                               9/15/2033                 594,734
A-        A3         500,000   WorldCom Inc.,
                               6.40% due 8/15/2005       478,915
                                                    ------------
                                                       7,118,855
                                                    ------------

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
UTILITIES -- GAS & ELECTRIC (1.4%)
AA-       A1      $1,470,000   Baltimore Gas &
                               Electric Co.,
                               8.375% due
                               8/15/2001            $  1,505,545
BBB       Baa3       500,000   Commonwealth
                               Edison, Inc., 6.95%
                               due 7/15/2018             443,685
BBB       Baa3       500,000   Consumers Energy,
                               6.375% due
                               2/01/2008                 454,000
                               Detroit Edison Company:
A-        A3         100,000   5.93% due 2/01/2001        99,002
A-        A3         500,000   7.22% due 8/01/2002       499,045
AA-       Aa3      1,000,000   Florida Power
                               Corp., 6.875% due
                               2/01/2008                 965,840
A-        A3         500,000   Houston Lighting
                               and Power, 8.75%
                               due 3/01/2022             510,070
AA        Aa2      1,250,000   Wisconsin Electric
                               and Power, 7.25%
                               due 8/01/2004           1,249,138
                                                    ------------
                                                       5,726,325
                                                    ------------
YANKEE -- CORPORATE (2.3%)
AA-       Aa3        425,000   Abbey National
                               First Capital,
                               8.20% due
                               10/15/2004                438,311
A         A1         500,000   BCH Ltd. (Cayman
                               Islands), 6.50% due
                               2/15/2006                 471,340
A-        A3         500,000   BHP Finance USA
                               Limited, 6.42% due
                               3/01/2026                 484,380
BBB       Baa2       528,000   Celulosa Arauco,
                               6.75% due
                               12/15/2003                504,504
BBB       Baa3       400,000   Fairfax Financial
                               Holdings Ltd.,
                               8.30% due 4/15/2026       354,656
A         A1         550,000   Grand Metropolitan
                               Investment Corp.,
                               9% due 8/15/2011          611,369
A         A2       1,000,000   Hydro-Quebec,
                               8.875% due
                               3/01/2026               1,111,430
BBB-      Baa3     1,000,000   Korea Development
                               Bank, 6.625% due
                               11/21/2003                960,110
BBB-      Baa3       500,000   Korea Telecom,
                               7.625% due
                               4/15/2007                 480,650
BBB       Baa2     1,000,000   Noranda Forest
                               Inc., 6.875% due
                               11/15/2005                922,110
A         A2         500,000   Norsk Hydro A/S,
                               6.70% due 1/15/2018       441,550
BBB       A3         500,000   Phillips
                               Electronics NV,
                               7.75% due 5/15/2025       476,365
A         A1       1,000,000   Santander Financial
                               Issuances Ltd., 7%
                               due 4/01/2006             969,930

 70              INDEX FUNDS

                       MASTER AGGREGATE BOND INDEX SERIES

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999 (CONCLUDED)

----------------------------------------------------------------
  S&P    MOODY'S     FACE       CORPORATE BONDS &
RATINGS  RATINGS    AMOUNT            NOTES            VALUE
----------------------------------------------------------------
YANKEE -- CORPORATE (CONTINUED)
A         Aa3     $  500,000   Sony Corporation,
                               6.125% due
                               3/04/2003            $    487,475
A-        Baa1       500,000   Tyco International
                               Group SA, 6.875%
                               due 1/15/2029             424,935
A         A2         300,000   WMC Finance USA,
                               7.25% due
                               11/15/2013                278,502
                                                    ------------
                                                       9,417,617
                                                    ------------
                               TOTAL INVESTMENTS
                               IN CORPORATE BONDS
                               & NOTES (cost
                               $96,004,752)           90,153,000
                                                    ------------

--------------------------------------------------------
   FACE
  AMOUNT                 ISSUE                 VALUE
--------------------------------------------------------
          )               REPURCHASE AGREEMENTS*** (0.4%
$1,640,000   Donaldson, Lufkin & Jenrette,
             Inc., purchased on 12/31/1999
             to yield 2.50% to 1/03/2000    $  1,640,000
             TOTAL SHORT-TERM INVESTMENTS (cost
             $1,640,000)                        1,640,000
             TOTAL INVESTMENTS -- 99.2%
             (cost $420,812,730)             402,839,807
             OTHER ASSETS LESS
             LIABILITIES -- 0.8%               3,308,471
                                            ------------
             NET ASSETS -- 100.0%           $406,148,278
                                            ============

------------------------------------------------------
*   Not Rated.

** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

*** Repurchase Agreements are fully collateralized by US Government Agency
    Obligations.

 (a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

 (b) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Series.

 (1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

 (2) Represents balloon mortgages that amortize on a 30-year schedule and have 7-year maturities.

See accompanying notes to financial statements.

                                                    INDEX FUNDS               71

                       MASTER AGGREGATE BOND INDEX SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost -- $420,812,730)                          $402,839,807
  Receivables:
     Interest                                                 $5,122,516
     Securities sold                                             456,220
     Contributions                                               220,130              5,798,866
                                                              ----------
  Deferred organization expenses                                                          3,823
  Prepaid expenses                                                                       90,239
                                                                                   ------------
       Total Assets                                                                 408,732,735
                                                                                   ------------
LIABILITIES:
  Payables:
     Securities purchased                                      1,812,571
     Withdrawals                                                 678,776
     Investment adviser                                            3,958              2,495,305
                                                              ----------
  Accrued expenses and other liabilities                                                 89,152
                                                                                   ------------
       Total Liabilities                                                              2,584,457
                                                                                   ------------
NET ASSETS:
NET ASSETS                                                                         $406,148,278
                                                                                   ============
NET ASSETS CONSIST OF:
  Partners capital                                                                 $424,121,201
  Unrealized depreciation on investments -- net                                     (17,972,923)
                                                                                   ------------
  Net assets                                                                       $406,148,278
                                                                                   ============

------------------------------------------------------
See accompanying notes to financial statements.

 72              INDEX FUNDS

                       MASTER AGGREGATE BOND INDEX SERIES

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                   FOR THE YEAR
                                                                                       ENDED
                                                                                 DECEMBER 31, 1999
                                                                                 -----------------
INVESTMENT INCOME:
  Interest and discount earned                                                     $ 28,387,184
  Other                                                                                     800
                                                                                   ------------
       Total Income                                                                  28,387,984
                                                                                   ------------
EXPENSES:
  Investment advisory fees                                    $185,365
  Accounting services                                           97,195
  Custodian fees                                                58,019
  Professional fees                                             53,603
  Pricing fees                                                  26,996
  Trustees' fees and expenses                                    3,795
  Amortization of organization expenses                          1,697
  Other                                                          4,690
                                                              --------
       Total expenses                                                                   431,360
                                                                                   ------------
INVESTMENT INCOME -- NET                                                             27,956,624
                                                                                   ------------
REALIZED/UNREALIZED LOSS ON INVESTMENTS -- NET:
  Realized loss from investments -- net                                                (884,394)
  Change in unrealized appreciation/depreciation on
     investments -- net                                                             (32,485,362)
                                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ (5,413,132)
                                                                                   ============

------------------------------------------------------
See accompanying notes to financial statements.

                                                    INDEX FUNDS               73

                       MASTER AGGREGATE BOND INDEX SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              DECEMBER 31, 1999    DECEMBER 31, 1998
                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income -- net                                      $ 27,956,624         $ 24,615,843
  Realized gain (loss) on investments -- net                        (884,394)           1,822,916
  Change in unrealized appreciation/depreciation on
     investments -- net                                          (32,485,362)           7,171,047
                                                                ------------         ------------
  Net increase (decrease) in net assets resulting from
     operations                                                   (5,413,132)          33,609,806
                                                                ------------         ------------
NET CAPITAL CONTRIBUTIONS:
  Increase (decrease) in net assets derived from net capital
     contributions                                               (23,373,384)          93,584,591
                                                                ------------         ------------
NET ASSETS:
  Total increase (decrease) in net assets                        (28,786,516)         127,194,397
  Beginning of year                                              434,934,794          307,740,397
                                                                ------------         ------------
  End of year                                                   $406,148,278         $434,934,794
                                                                ============         ============

------------------------------------------------------
See accompanying notes to financial statements.

 74              INDEX FUNDS

                       MASTER AGGREGATE BOND INDEX SERIES

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.

                                                FOR THE YEAR         FOR THE YEAR        FOR THE PERIOD
                                                    ENDED                ENDED          APRIL 3, 1997+ TO
                                              DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1997
                                              -----------------    -----------------    -----------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses, net of reimbursement                       .10%                 .12%                 .15%*
                                                  --------             --------             --------
  Expenses                                             .10%                 .13%                 .18%*
                                                  --------             --------             --------
  Investment income net                               6.30%                6.20%                6.34%*
                                                  --------             --------             --------
SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)        $406,148             $434,935             $307,740
                                                  --------             --------             --------
  Portfolio turnover                                 61.82%               27.89%               86.58%
                                                  --------             --------             --------

------------------------------------------------------

+ Commencement of operations

* Annualized

See accompanying notes to financial statements.

                                                    INDEX FUNDS               75

                       MASTER AGGREGATE BOND INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES:

Master Aggregate Bond Index Series (the "Series") (formerly Merrill Lynch Aggregate Bond Index Series) is part of Quantitative Master Series Trust (the "Trust") (formerly Merrill Lynch Index Trust). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(A) VALUATION OF INVESTMENTS

Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(B) REPURCHASE AGREEMENTS

The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(C) DERIVATIVE FINANCIAL INSTRUMENTS

The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

 - Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 - Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the

 76              INDEX FUNDS

                       MASTER AGGREGATE BOND INDEX SERIES

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

  security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

  Written and purchased options are non-income producing investments.

(D) INCOME TAXES

The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(E) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(F) DEFERRED ORGANIZATION EXPENSES

Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(G) DOLLAR ROLLS

The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .06% of the average daily value of the Series' net assets. Effective August 2, 1999, the annual rate was changed to .01%.

Merrill Lynch Trust Company, an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1999 were $272,285,312 and $267,488,412, respectively.

Net realized losses for the year ended December 31, 1999 and net unrealized losses as of December 31, 1999 were as follows:

                                                       REALIZED      UNREALIZED
                                                        LOSSES         LOSSES
                                                       ---------    ------------
Long-term investments................................  $(884,394)   $(17,972,923)
                                                       ---------    ------------
     Total...........................................  $(884,394)   $(17,972,923)
                                                       =========    ============

                                                    INDEX FUNDS               77

                       MASTER AGGREGATE BOND INDEX SERIES

                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

As of December 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $18,078,179, of which $165,826 related to appreciated securities and $18,244,005 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $420,917,986.

4. CAPITAL LOSS CARRYFORWARD

At December 31, 1999, the Series had a net capital loss carryforward of approximately $115,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.

 78              INDEX FUNDS

                       MASTER AGGREGATE BOND INDEX SERIES

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER AGGREGATE BOND INDEX SERIES
(FORMERLY MERRILL LYNCH AGGREGATE BOND INDEX SERIES):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Aggregate Bond Index Series (one of the series constituting Quantitative Master Series Trust (formerly Merrill Lynch Index Trust)) as of December 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Aggregate Bond Index Series of Quantitative Master Series Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2000

                                                    INDEX FUNDS               79